     As filed with the Securities and Exchange Commission on August 17, 2001
                                               Securities Act File No. 333-_____

================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                               ------------------
     [_] Pre-Effective Amendment No.       [_] Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                               ------------------
                      SUNAMERICA STYLE SELECT SERIES, INC.
             (Exact Name of Registrant as Specified in its Charter)

                               ------------------
                                 1-800-858-8850
                        (Area Code and Telephone Number)

                               ------------------


                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                               ------------------

                              Robert M. Zakem, Esq.
                      c/o SunAmerica Asset Management Corp.
                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                     (Name and Address of Agent for Service)

                               ------------------

                                   Copies to:

                              Counsel for the Fund:
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022
                        Attention: Joel H. Goldberg, Esq.

                               ------------------

                  Approximate Date of Proposed Public Offering:
As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, Par Value $.0001 per share.

     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

     The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                             NORTH AMERICAN FUNDS
                             Small Cap Growth Fund
                              Mid Cap Value Fund
                              286 Congress Street
                          Boston, Massachusetts 02210
                              ------------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                              ------------------

                        TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

     NOTICE IS HEREBY GIVEN that a joint special meeting of shareholders (the "Meeting") of the Small Cap Growth Fund (the "NAF Small Cap Growth Fund") and Mid Cap Value Fund (the "NAF Mid Cap Value Fund," and together with the NAF Small Cap Growth Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

(1) Both Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM;

(2) (a) NAF Small Cap Growth Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Small Cap Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Small Cap Growth Fund by the SunAmerica Small-Cap Growth Portfolio (the "SunAmerica Small-Cap Growth Portfolio" or an "Acquiring Fund") of SunAmerica Style Select Series, Inc. ("SunAmerica Style Select Series"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Small-Cap Growth Portfolio, as described in the accompanying proxy statement and prospectus. The SunAmerica Small-Cap Growth portfolio is a newly created series of SunAmerica Style Select Series, created for the purpose of receiving the assets from the NAF Small Cap Growth Fund. The Small Cap Growth Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Small-Cap Growth Portfolio to shareholders of the NAF Small Cap Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Small Cap Growth Fund as a separate investment portfolio of the North American Funds;

     (b) NAF Mid Cap Value Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Mid Cap Value Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Mid Cap Value Fund by the SunAmerica Value Portfolio (which will be renamed the SunAmerica Multi-Cap Value Portfolio of SunAmerica Style Select Series (the "SunAmerica Multi-Cap Value Portfolio" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Multi-Cap Value Portfolio, as described in the accompanying proxy statement and prospectus. The Mid Cap Value Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Multi-Cap Value Portfolio to shareholders of the NAF Mid Cap Value Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Mid Cap Value Fund as a separate investment portfolio of North American Funds; and

(3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

     The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

     You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-850-2811) or via the Internet at http:// proxy._____.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement and the respective Agreement and Plan of Reorganization.


                                          By Order of the Board of Trustees,

                                          JOHN I. FITZGERALD
                                          Secretary, North American Funds

Boston, Massachusetts
Dated:  September __, 2001

                             SUBJECT TO COMPLETION
                    COMBINED PROXY STATEMENT AND PROSPECTUS

                     SUNAMERICA STYLE SELECT SERIES, INC.
                             NORTH AMERICAN FUNDS

                              -------------------

                   JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                             SMALL CAP GROWTH FUND
                                      AND
                              MID CAP VALUE FUND
                                      OF
                             NORTH AMERICAN FUNDS

                              -------------------

                                NOVEMBER 7, 2001

         This Proxy Statement and Prospectus describes a proposal to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of your Fund, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement").

         The Board of Trustees (the "NAF Board") of North American Funds, a Massachusetts business trust, is seeking your proxy to vote in favor of this proposal at the Joint Special Meeting of Shareholders (the "Meeting") to be held on November 7, 2001.

         In addition, the Meeting also has been called to approve or disapprove the proposed Agreement and Plan of Reorganization (each a "Plan" and collectively, the "Plans") between North American Funds on behalf of each of its investment portfolios set forth below (each an "Acquired Fund" and collectively the "Acquired Funds") and SunAmerica Style Select Series, Inc. ("SunAmerica Style Select Series"), a Maryland corporation, on behalf of each of its respective investment portfolios, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):


--------------------------------------------------------------------------------------------------------
                      Acquired Fund                                     Acquiring Fund
                      -------------                                     --------------
--------------------------------------------------------------------------------------------------------
Small Cap Growth Fund (the "NAF Small Cap Growth         SunAmerica Small-Cap Growth Portfolio (together
Fund")                                                   with the NAF Small Cap Growth Fund, the "Small
                                                         Cap Growth Funds" and following the applicable
                                                         Reorganization, the "Small-Cap Growth Combined
                                                         Fund.")
--------------------------------------------------------------------------------------------------------
Mid Cap Value Fund (the "NAF Mid Cap Value Fund")        SunAmerica Value Portfolio (to be renamed
                                                         SunAmerica Multi-Cap Value Portfolio) (together
                                                         with the NAF Mid Cap Value Fund, the "Mid Cap
                                                         Value Funds" and following the applicable
                                                         Reorganization, the "Multi-Cap Value Combined
                                                         Fund.")
--------------------------------------------------------------------------------------------------------


                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
     The Date of this Proxy Statement and Prospectus is September __, 2001.

        Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund (each a "Reorganization" and collectively, the "Reorganizations"). Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

        You will receive the same class of Corresponding Shares as the shares of your Fund held by you immediately prior to the applicable Reorganization. (However, if you own Class C shares of an Acquired Fund, you will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C.) The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of your shares of the respective Acquired Fund. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares will remain the same.

        The Acquired Funds and the Acquiring Funds sometimes are referred to herein collectively as the "Funds" and individually as a "Fund," as the context requires. The Acquiring Funds following the Reorganizations sometimes are referred to herein collectively as the "Combined Funds" and individually as a "Combined Fund."

        There can be no assurance that, after the Reorganizations, the Combined Funds will achieve their respective investment goals.

        This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Style Select Series under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the Corresponding Shares by the Acquiring Funds to the Acquired Funds pursuant to the terms of the Reorganizations.

        Both North American Funds and SunAmerica Style Select Series are open-end series management investment companies. North American Funds is organized as a Massachusetts business trust and SunAmerica Style Select Series is organized as a Maryland corporation. The SunAmerica Small-Cap Growth Portfolio is newly created and has not yet commenced operations.

        Information about the Acquired Funds and the Acquiring Funds is available in other documents that have been filed with the Securities and Exchange Commission (the "Commission"). These other documents are available without charge by writing North American Funds at 286 Congress Street, Boston, Massachusetts 02210, or by calling toll-free 1-800-872-8037 if they relate to the Acquired Funds or by writing SunAmerica Style Select Series at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 or by calling toll-free 1-800-858-8850 if they relate to the Acquiring Funds. These documents are:

     . The prospectus relating to the Acquiring Funds, dated September [20], 2001 (the "Acquiring Funds Prospectus"). (2)
     . The Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the year ended October 31, 2000, and the Semi-Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the six month period ended April 30, 2001. (1)(2)
     . The current prospectuses relating to the Acquired Funds, each dated March 1, 2001, as supplemented (the "Acquired Funds Prospectuses").
          (2)
     . A statement of additional information relating to the Acquiring Funds, dated September [20], 2001 (the "Acquiring Funds Statement").
     . A statement of additional information relating to the Acquired Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").
     . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six month period ended April 30, 2001.


---------------

(1) The document is included in your package with this Proxy Statement and Prospectus.

(2) The document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

     This Proxy Statement and Prospectus sets forth concisely the information about an Acquiring Fund that shareholders of the respective Acquired Fund should know before considering the applicable Reorganization and should be retained for future reference. The Acquired Funds have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     Additional information contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements of each Combined Fund giving effect to the consummation of the applicable Reorganization, is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Style Select Series at the addresses set forth below. The Statement of Additional Information, dated [September __, 2001] is incorporated by reference into this Proxy Statement and Prospectus.

     The Commission maintains a web site (http://www.sec.gov) that contains the
                                          ------------------
Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectuses, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

     The address of the principal executive offices of SunAmerica Style Select Series is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices
------------------------------
of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.
---------------------------------

                                ---------------

                                TABLE OF CONTENTS


                                                                                                               Page
                                                                                                               ----

INTRODUCTION......................................................................................................2
------------

SUMMARY...........................................................................................................3
-------

THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT..............................................................3

THE REORGANIZATIONS...............................................................................................4
         FEE TABLES...............................................................................................6
         EXAMPLES................................................................................................10
         THE FUNDS...............................................................................................14
         Business of the Acquired Funds..........................................................................14
         Business of the Acquiring Funds.........................................................................14
         Comparison of the Funds.................................................................................14

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS................................................................19
-------------------------------------------------

RISKS OF INVESTING IN THE FUNDS..................................................................................19

All Funds........................................................................................................19

PROPOSAL NO. 1: APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT................................................21
---------------

THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT.............................................................21

         Board Considerations....................................................................................21
         Description of the New Investment Advisory Agreement....................................................22
         Additional Information about AGAM.......................................................................23

PROPOSALS NOS. 2(a) and (b):  APPROVAL OF THE PLANS..............................................................25
----------------------------

COMPARISON OF THE FUNDS..........................................................................................25
         Investment Policies.....................................................................................25
         Directors and Officers..................................................................................26
         Management Arrangements.................................................................................30
         Distribution and Shareholder Servicing Arrangements.....................................................33
         Other Service Agreements with Affiliates................................................................34
         Purchase, Exchange and Redemption of Shares.............................................................34
         Performance.............................................................................................38
         Shareholder Rights......................................................................................41
         Tax Information.........................................................................................41
         Portfolio Transactions..................................................................................41
         Portfolio Turnover......................................................................................41
         Additional Information..................................................................................41

THE REORGANIZATIONS..............................................................................................43
         General.................................................................................................43
         Terms of the Plans......................................................................................43
         NAF Board Considerations:  Potential Benefits to Shareholders as a Result of the Reorganizations........44
         Federal Income Tax Consequences of the Reorganizations..................................................47

GENERAL .........................................................................................................50
-------

INFORMATION CONCERNING THE MEETING...............................................................................50
         Date, Time and Place of Meeting.........................................................................50
         Solicitation, Revocation and Use of Proxies.............................................................50
         Record Date and Outstanding Shares......................................................................50
         Security Ownership of Certain Beneficial Owners and Management of the Funds.............................50
         Voting Rights and Required Vote.........................................................................51

ADDITIONAL INFORMATION...........................................................................................52

LEGAL PROCEEDINGS................................................................................................52

LEGAL OPINIONS...................................................................................................53

EXPERTS .........................................................................................................53

SHAREHOLDER PROPOSALS............................................................................................53

                                  INTRODUCTION
                                  ------------

         This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds for use at the Meeting to be held at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10.00 a.m., Eastern Time. The mailing address for the Acquired Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is September [27], 2001.

         The shareholders solicited and entitled to vote on Proposals 1, 2a and 2b of this Proxy Statement and Prospectus are outlined in the following table:


                            Proposal                                          Fund
                            --------                                          ----

1.            Approval of New Investment Advisory                 Both  Acquired  Funds, each voting
              Agreement                                           separately

2.    (a)     Approval of Plan relating to the Small              NAF Small Cap Growth Fund
              Cap Growth Funds

      (b)     Approval of Plan relating to the Mid Cap            NAF Mid Cap Value Fund
              Value Funds

                                     SUMMARY
                                     -------

         The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the New Investment Advisory Agreement and in the form of the Plans, attached hereto as Exhibits I and II, respectively.

         In this Proxy Statement and Prospectus, the term "Reorganization" refers to (i) the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of an Acquired Fund by the respective Acquiring Fund solely in exchange for an equal aggregate value of the Corresponding Shares of such Acquiring Fund, and (ii) the subsequent distribution of such Corresponding Shares to the shareholders of the Acquired Fund. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

             THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT

         On ____________, 2001, American International Group, Inc. ("AIG"), the parent company of SunAmerica Asset Management Corp. ("SAAMCo"), acquired American General Corporation ("American General"), the parent company of AGAM (the "Merger"). As a result of the Merger, AGAM became a subsidiary of AIG.

         As required by the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Previous Investment Advisory Agreement provided for automatic termination upon assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Investment Advisory Agreement, and, consequently, its termination.

         At a meeting of the NAF Board held on July 16-17, 2001, the NAF Board, including all of the Trustees who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) ("NAF Independent Trustees") unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds in order to allow AGAM to continue to serve as investment adviser for the Acquired Funds after the Merger. Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The terms of the Interim Investment Advisory Agreement are similar in all material respects to those of the Previous Investment Advisory Agreement. Under the Investment Company Act, however, AGAM may continue to serve as the investment adviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement on July 16-17, 2001. The New Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous Investment Advisory Agreement. See "Proposal No. 1: Approval of the New Investment Advisory Agreement -- The Merger and the New Investment Advisory Agreement -- Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder. In addition, each of the Acquired Funds has a subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds and therefore the new subadvisory agreements for the Acquired Funds do not require shareholder approval.

         In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

         AGAM is a wholly owned subsidiary of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

         On August 2, 2001, the NAF Board unanimously approved, subject to shareholder approval and completion of the Merger, a proposal that each Acquiring Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of such Acquiring Fund's Corresponding Shares to be distributed to the shareholders of such Acquired Fund. Shareholders holding Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the respective Acquiring Fund. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Shareholder Account Information" in the Acquiring Funds Prospectus and "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses for a description of these share classes. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").


         In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations, including the potential benefits to shareholders from the multi-managed style of the Acquiring Funds, each of which employs three subadvisers. An advantage to shareholders of the NAF Mid Cap
Value Fund identified by the NAF Board relates to the potential for reduced operating expenses over time due to economies of scale. The net assets of the SunAmerica Multi-Cap Value Portfolio would increase by the amount of the net assets of the NAF Mid Cap Value Fund at the time of the Reorganization. Since the fixed expenses of the Multi-Cap Value Combined Fund will be spread over a larger asset base, management anticipates that the NAF Mid Cap Value Fund shareholders are likely to benefit from reduced overall operating expenses over time as a result of economies of scale expected after the Reorganization. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations" for more detailed information regarding the net assets of each Fund. Because SunAmerica has broad distribution channels, it is also possible that the asset base for both Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. See "-- Fee Tables" and "Proposals Nos. 2(a) and (b): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations" for additional information regarding the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganization had been completed on April 30, 2001. The SunAmerica Small-Cap Growth portfolio has not yet commenced operations and was formed for the purpose of reorganizing with the NAF Small Cap Growth Fund. In addition, the NAF Board considered that the net operating expenses of the Multi-Cap Value Combined Fund would be the same as those of the corresponding Acquired Fund after contractual expense waivers and fee reimbursements with respect to the Multi-Cap Value Combined Fund have been taken into account. Also, the net expenses of the Small-Cap Growth Combined Fund, would after waivers, be less than the gross expenses of the NAF Small Cap Growth Fund. Although the net operating expenses of the Small-Cap Growth Combined Fund would be higher than the net operating expenses of the NAF Small Cap Growth Fund, there is no assurance AGAM would continue to provide its fee reduction and expense reimbursements for such Acquired Fund past February 28, 2002. It should be noted that the Combined Funds' expense waivers and fee reimbursements for certain classes of Fund shares will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the directors of SunAmerica Style Select Series who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) (the "SunAmerica Independent Directors"). SunAmerica may not increase the maximum expense ratios that are the result of the fee waivers, which are contractually required by agreement with the Board of Directors of SunAmerica Style Select Series (the "SunAmerica Board"), without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement."

         The NAF Board, including all of the NAF Independent Trustees, has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganization, a shareholder of the NAF Mid Cap Value Fund may receive shares of the respective Acquiring Fund which represent a smaller percentage of ownership in the Multi-Cap Value Combined Fund than he or she held in the NAF Mid Cap Value Fund prior to the Reorganization, the total dollar value of the shares will be the same.

         The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following: the fact that following each reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques; the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds; potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders. For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a) and (b): The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a result of the Reorganizations" below.


         If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the SunAmerica Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                                   FEE TABLES


Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds++ and Pro Forma Fee Table for each of the Combined Funds (as of April 30, 2001)

                                                                  NAF Small Cap Growth Fund
                                                           ------------------------------------------
                                                                                         Institution
                                                           Class A   Class B    Class C    Class I
                                                           -------   -------    -------    -------
Shareholder Fees (fees paid directly from your
investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)/(1)/...........          5.75%      None      None       None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)/(2)/.........           None     5.00%      1.00%      None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends...............................           None      None      None       None

Redemption Fee/(3)/ ...............................           None      None      None       None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
    Management Fees................................          0.95%     0.95%      0.95%      0.95%
    Distribution and/or Service (12b-1) Fees/(4)/..          0.35%     1.00%      1.00%      None
    Other Expenses.................................          0.52%     0.52%      0.52%      0.77%
Total Annual Fund Operating Expenses Before
Expense Reimbursement..............................          1.82%     2.47%      2.47%      1.72%

Expense Reimbursement..............................          0.22%     0.22%      0.22%      0.22%

Net Expenses/(5)//(6)/.............................          1.60%     2.25%      2.25%      1.50%

                                                            SunAmerica Small-Cap Growth Portfolio*
                                                           ----------------------------------------
                                                           Class A   Class B   Class II    Class I
                                                           -------   -------   --------    -------
Shareholder Fees (fees paid directly from your
investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)/(1)/...........          5.75%     None       1.00%       None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)/(2)/.........          None      5.00%      1.00%       None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends...............................          None      None       None        None

Redemption Fee/(3)/ ...............................          None      None       None        None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
    Management Fees................................          1.00%     1.00%      1.00%       1.00%
    Distribution and/or Service (12b-1) Fees/(4)/..          0.35%     1.00%      1.00%       None
    Other Expenses.................................          0.83%     0.76%      1.01%       1.01%
Total Annual Fund Operating Expenses Before
Expense Reimbursement..............................          2.18%     2.76%      3.01%       2.01%

Expense Reimbursement..............................          0.40%     0.33%      0.58%       0.33%

Net Expenses/(5)//(6)/.............................          1.78%     2.43%      2.43%       1.68%

                                                           Pro Forma Small-Cap Growth Combined Fund*
                                                          --------------------------------------------
                                                           Class A     Class B    Class II    Class I
                                                           -------     -------    --------    -------
Shareholder Fees (fees paid directly from your
investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)/(1)/...........          5.75%        None       1.00%       None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)/(2)/........           None       5.00%       1.00%       None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends...............................           None        None       None        None

Redemption Fee/(3)/ ...............................           None        None       None        None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
    Management Fees................................          1.00%       1.00%       1.00%      1.00%
    Distribution and/or Service (12b-1) Fees/(4)/..          0.35%       1.00%       1.00%       None
    Other Expenses.................................          0.83%       0.76%       1.01%      1.01%
Total Annual Fund Operating Expenses Before
Expense Reimbursement..............................          2.18%       2.76%       3.01%      2.01%

Expense Reimbursement..............................          0.40%       0.33%       0.58%      0.33%

Net Expenses/(5)//(6)/.............................          1.78%       2.43%       2.43%      1.68%

                                                                   NAF Mid Cap Value Fund
                                                        -------------------------------------------
                                                                                      Institutional
                                                        Class A   Class B    Class C     Class I
                                                        -------   -------    -------     -------
Shareholder Fees (fees paid directly from your
investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)/(1)/.........        5.75%      None       None        None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)/(2)/.......         None     5.00%      1.00%        None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.............................         None      None       None        None

Redemption Fee/(3)/ .............................         None      None       None        None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
    Management Fees..............................        0.90%     0.90%      0.90%       0.90%
    Distribution and/or Service (12b-1)
    Fees/(4)/....................................        0.35%     1.00%      1.00%        None
    Other Expenses...............................        0.53%     0.53%      0.53%       0.78%
Total Annual Fund Operating Expenses Before
Expense Reimbursement............................        1.78%     2.43%      2.43%       1.68%

Expense Reimbursement............................          __        __        __           __

Net Expenses.....................................        1.78%     2.43%      2.43%       1.68%

                                                        SunAmerica Multi-Cap Value Portfolio
                                                        ------------------------------------
                                                        Class A      Class B      Class II
                                                        -------      -------      --------
Shareholder Fees (fees paid directly from your
investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)/(1)/.........        5.75%         None         1.00%

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)/(2)/.......         None        5.00%         1.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.............................         None         None          None

Redemption Fee/(3)/ .............................         None         None          None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
    Management Fees..............................        1.00%        1.00%         1.00%
    Distribution and/or Service (12b-1)
    Fees/(4)/ ...................................        0.35%        1.00%         1.00%
    Other Expenses...............................        0.52%        0.50%         0.54%
Total Annual Fund Operating Expenses Before
Expense Reimbursement............................        1.87%        2.50%         2.54%

Expense Reimbursement............................        0.09%        0.07%         0.11%

Net Expenses/(6)/................................        1.78%        2.43%         2.43%

                                                           Pro Forma Multi-Cap Value Combined Fund*
                                                        -------------------------------------------
                                                        Class A   Class B    Class II     Class I**
                                                        -------   -------    --------     -------
Shareholder Fees (fees paid directly from your
investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)/(1)/.........        5.75%      None       1.00%         None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)/(2)/.......          None     5.00%       1.00%         None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.............................          None      None       None          None

Redemption Fee/(3)/ .............................          None      None       None          None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
    Management Fees..............................        1.00%     1.00%       1.00%        1.00%
    Distribution and/or Service (12b-1)
    Fees/(4)/ ...................................        0.35%     1.00%       1.00%         None
    Other Expenses...............................        0.43%     0.43%       0.43%        0.71%
Total Annual Fund Operating Expenses Before
Expense Reimbursement............................        1.78%     2.43%       2.43%        1.71%

Expense Reimbursement............................          __        __         __          0.03%

Net Expenses/(6)/................................        1.78%     2.43%       2.43%        1.68%


--------------------
+      As reflected in the Acquired Funds Prospectuses.

++ As of April 30, 2001 in the case of the SunAmerica Small-Cap Growth Portfolio and as of October 31, 2000 in the case of the SunAmerica Multi-Cap Value Portfolio.

* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" have been estimated.

** The Multi-Cap Value Combined Fund will commence offering Class I shares upon completion of the applicable Reorganization. Accordingly, Annual Fund Operating Expenses in connection with such Class have been estimated.

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) With respect to the Acquired Funds, (i) purchases of Class A shares of $1 million or more are subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CDSC schedule set forth under "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares," and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if your exchange your shares for shares of another fund distributed by SACS). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.

       With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares over $1 million are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares," and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.

(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) With respect to the NAF Small Cap Growth Fund, amounts reflect AGAM's contractual obligation to waive, and, to the extent necessary, reimburse certain fees and expenses of such Fund through February 28, 2002. If shareholders do not approve the Reorganization, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(6) With respect to certain classes of shares of the Acquiring Funds and the Combined Funds, the SunAmerica Board, including a majority of the SunAmerica Independent Directors, approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCO subject to the net expense ratios set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the

       SunAmerica Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors.

       The foregoing Fee Table is intended to assist investors in understanding the cost and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on April 30, 2001.

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

EXAMPLES:


                                                                                    Cumulative Expenses Paid for the Period of:
                                                                                 ---------------------------------------------------

                                                                                   1 Year      3 Years        5 Years  10 Years/(2)/
                                                                                 ---------     ---------    ---------  -----------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
Expenses if you did redeem your shares at the end of the period:
                ---

         NAF Small Cap Growth Fund(1)
            (Class A shares)..................................................   $     728     $   1,094    $   1,484     $  2,572
            (Class B shares)..................................................         728         1,149        1,496        2,629
            (Class C shares)..................................................         328           749        1,296        2,790
            (Institutional Class I shares)....................................         153           520          913        2,012

         SunAmerica Small-Cap Growth Portfolio(1)
            (Class A shares)..................................................   $     745     $   1,103    $   1,484     $  2,549
            (Class B shares)..................................................         746         1,058        1,496        2,606
            (Class II shares).................................................         444           850        1,383        2,839
            (Class I shares) .................................................         171           530          913        1,987

         Pro Forma Combined Small-Cap Growth Fund*/(1)/
            (Class A shares)..................................................   $     745     $   1,103    $   1,484     $  2,549
            (Class B shares)..................................................         746         1,058        1,496        2,606
            (Class II shares).................................................         444           850        1,383        2,839
            (Class I shares)..................................................         171           530          913        1,987

         NAF Mid Cap Value Fund
            (Class A shares)..................................................   $     745     $   1,103    $   1,484     $  2,549
            (Class B shares)..................................................         746         1,158        1,496        2,606
            (Class C shares)..................................................         346           758        1,296        2,766
            (Institutional Class I shares)....................................         171           530          913        1,987


                                                                                    Cumulative Expenses Paid for the Period of:
                                                                                 ---------------------------------------------------

                                                                                   1 Year      3 Years        5 Years  10 Years/(2)/
                                                                                 ---------     ---------    ---------  -----------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
Expenses if you did redeem your shares at the end of the period:
                ---

         SunAmerica Multi-Cap Value Portfolio(1)
            (Class A shares)..................................................   $     745     $   1,103    $   1,484     $  2,549
            (Class B shares)..................................................         746         1,058        1,496        2,606
            (Class II shares).................................................         444           850        1,383        2,839

         Pro Forma Combined Multi-Cap Value Fund*
            (Class A shares)..................................................   $     745     $   1,103    $   1,484     $  2,549
            (Class B shares)..................................................         746         1,058        1,496        2,606
            (Class II shares).................................................         444           850        1,383        2,839
            (Class I shares)(1)...............................................         171           530          913        1,987

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

EXAMPLES:


                                                                                    Cumulative Expenses Paid for the Period of:
                                                                                 ---------------------------------------------------

                                                                                   1 Year      3 Years        5 Years  10 Years/(2)/

                                                                                 ---------     ---------    ---------  -----------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
Expenses if you did not redeem your shares at the end of the period:
                    ---

         NAF Small Cap Growth Fund(1)
            (Class A shares)..................................................   $     728     $   1,094    $   1,484     $  2,572
            (Class B shares)..................................................         228           749        1,296        2,629
            (Class C shares)..................................................         228           749        1,296        2,790
            (Institutional Class I shares)....................................         153           520          913        2,012

         SunAmerica Small-Cap Growth Portfolio(1)
            (Class A shares)..................................................   $     745     $   1,103    $   1,484     $  2,549
            (Class B shares)..................................................         246           758        1,296        2,606
            (Class II shares).................................................         171           530          913        1,987
            (Class I shares) .................................................         344           850        1,383        2,839

         Pro Forma Combined Small-Cap Growth Fund*/(1)/
            (Class A shares)..................................................   $     745     $   1,103    $   1,484     $  2,549
            (Class B shares)..................................................         246           758        1,296        2,606
            (Class II shares).................................................         344           850        1,383        2,839
            (Class I shares)..................................................         171           530          913        1,987

         NAF Mid Cap Value Fund
            (Class A shares)..................................................   $     745     $   1,103    $   1,484     $  2,549
            (Class B shares)..................................................         246           758        1,296        2,606
            (Class C shares)..................................................         246           758        1,296        2,766
            (Institutional Class I shares)....................................         171           530          913        1,987


                                                                                    Cumulative Expenses Paid for the Period of:
                                                                                 ---------------------------------------------------

                                                                                   1 Year      3 Years        5 Years  10 Years/(2)/

                                                                                 ---------     ---------    ---------  -----------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
Expenses if you did not redeem your shares at the end of the period:
                    ---

         SunAmerica Multi-Cap Value Portfolio(1)
            (Class A shares)..................................................   $     745     $   1,103    $   1,484    $  2,549
            (Class B shares)..................................................         246           758        1,296       2,606
            (Class II shares).................................................         344           850        1,383       2,839

         Pro Forma Combined Multi-Cap Value Fund*
            (Class A shares)..................................................   $     745     $   1,103    $   1,484    $  2,549
            (Class B shares)..................................................         246           758        1,296       2,606
            (Class II shares).................................................         344           850        1,383       2,839
            (Class I shares)(1)...............................................         171           530          913       1,987

---------

*      Assuming the Reorganization had taken place on April 30, 2001.

(1) Expenses used for the Example include fee waivers and expense reimbursements described in footnote (5) and/or (6) above under "--Fee Tables."

(2) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for Class A and Class B shares.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- The Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganizations," "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements," and "-- Purchase, Exchange and Redemption of Shares."

                                    THE FUNDS

Business of the Acquired Funds

         Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988, pursuant to its Declaration of Trust.

Business of the Acquiring Funds

         Each Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Style Select Series, a Maryland corporation, which was incorporated on July 3, 1996. The SunAmerica Small-Cap Growth Portfolio is newly created and has not yet commenced operations.

Comparison of the Funds

         A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval. The discussion below uses the terms "growth strategy" and "value strategy." A growth strategy refers to a strategy of investing in securities believed to offer the potential for capital appreciation. A value strategy refers to a strategy of investing in securities believed to be undervalued in the market.

                             Small Cap Growth Funds

         Investment Objectives
         ---------------------

         The NAF Small Cap Growth Fund seeks to provide its shareholders with maximum capital appreciation and the SunAmerica Small-Cap Growth Portfolio seeks to provide its shareholders with long-term growth of capital. The investment objective of the NAF Small Cap Growth Fund is fundamental while the investment objective of the SunAmerica Small-Cap Growth Fund is non-fundamental. The investment objectives of the Funds are substantially similar.

         Investment Policies
         -------------------

         Strategies. Both Small Cap Growth Funds pursue their objectives through a growth strategy. The NAF Small Cap Growth Fund invests at least 65% of its total assets in equity securities of small U.S. companies. The NAF Small Cap Growth Fund defines a small cap company to be one whose market capitalization is within the range of capitalizations in the Russell 2000 Index. As of December 31, 2000, market capitalizations in the Russell 2000 Index ranged from $3.3 billion to $6.1 billion.

         The SunAmerica Small-Cap Growth Portfolio engages in the active trading of equity securities issued by small-cap companies selected by its three advisers on the basis of growth criteria. The SunAmerica Small-Cap Growth Portfolio defines small cap companies as those with market capitalizations within the Morningstar, Inc. Small-Cap category, which is currently $1.4 billion or less. The SunAmerica Small-Cap Growth Portfolio may also invest in mid-cap companies, which are defined as those companies with market capitalizations within the Morningstar, Inc. Mid-Cap category, which is currently between $1.4 billion and $9.9 billion.

                               Mid Cap Value Funds

         Investment Objectives
         ---------------------

         The NAF Mid Cap Value Fund seeks to provide its shareholders with capital growth and the SunAmerica Multi-Cap Value Portfolio seeks to provide its shareholders with long-term capital growth. The investment objectives of the Funds are each non-fundamental and are substantially similar.

         Investment Policies
         -------------------

         Strategies. Both Mid Cap Value Funds pursue their objectives through a value strategy. The NAF Mid Cap Value Fund invests at least 65% of its total assets in equity securities of medium capitalization companies using a value-oriented investment approach. The NAF Mid Cap Value Fund defines mid cap companies as companies with the characteristics of companies included in the Russell Midcap Index. As of December 31, 2000, the largest company had an approximate market capitalization of $23.6 billion, while the average market capitalization was approximately $7.8 billion.

         The SunAmerica Multi-Cap Value Portfolio actively trades equity securities issued by companies of any market capitalization selected by its three advisers on the basis of value criteria. The SunAmerica Multi-Cap Value Portfolio's advisers invest in securities believed to be undervalued in the market.

                                    All Funds

         Principal Risk Factors
         ----------------------

         For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

         Trustees and Officers
         ---------------------

         North American Funds and SunAmerica Style Select Series are governed by a Board of Trustees and Board of Directors, respectively (each, a "Board"). Each Board meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board elects its respective Funds' officers.

         Management Arrangements
         -----------------------

         Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees" for more detailed information regarding the advisory arrangements of the Funds.

         The table below sets forth fees, as a percentage of average daily net assets, payable by each Acquired Fund to AGAM for its management and administrative services:


---------------------------------------------------------------------------------------------------------------------
                                                                 Advisory Fee:
---------------------------------------------------------------------------------------------------------------------
                                                Between $50       Between $200
                               First $50        million and       million and       Excess over
                                million         $200 million      $500 million      $500 million
---------------------------------------------------------------------------------------------------------------------
NAF Small Cap Growth Fund        0.950%            0.950%            0.950%            0.950%
---------------------------------------------------------------------------------------------------------------------
                                                Between $100      Between $250      Between $500
                               First $100       million and       million and       million and       Excess over
                                million         $250 million      $500 million      $750 million      $750 million
---------------------------------------------------------------------------------------------------------------------
NAF Mid Cap
Value Fund                       0.900%            0.875%            0.850%            0.825%            0.800%
---------------------------------------------------------------------------------------------------------------------


         The advisory fees, as a percentage of average daily net assets, payable by the Acquiring Funds to SAAMCo, for its management and administrative services are as follows: for the SunAmerica Small-Cap Growth Portfolio, 1.00% and for the SunAmerica Multi-Cap Value Portfolio, 1.00% on the first $750 million, 0.95% on the next $750 million and 0.90% on the excess over $1.5 billion.

         The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. The table below sets forth the pro forma effective fee rate of each Combined Fund as of April 30, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

--------------------------------------------------------------------------------
Combined Fund:                            Pro Forma Effective Advisory Fee Rate:
--------------------------------------------------------------------------------
Combined Small Cap Growth Fund            1.00%
--------------------------------------------------------------------------------
Combined Mid Cap Value Fund               1.00%
--------------------------------------------------------------------------------


         Investment Advisory Agreements. The investment advisory agreement between SunAmerica Style Select Series on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement" for further discussion regarding these agreements. If shareholders approve the Reorganizations, the Acquired Funds will be advised by SAAMCo as part of the Combined Funds following completion of the Reorganizations.

         Subadvisory Arrangements. Under separate "Manager of Managers" orders granted to the Acquired Funds and the Acquiring Funds by the Commission, AGAM and SAAMCo are each permitted to change unaffiliated subadvisers (each a "Subadviser") or the fees paid to Subadvisers without obtaining shareholder approval. AGAM and SAAMCo have ultimate responsibility under the respective "Manager of Managers" structure to oversee the Subadvisers, including making recommendations to the NAF Board and the SunAmerica Board, respectively, regarding the hiring, termination and replacement of Subadvisers. The subadvisory fees are paid out of each of AGAM's and SAAMCo's advisory fee at no additional cost to the Acquired Funds or the Acquiring Funds, or each of their shareholders, respectively.

         AGAM has retained a Subadviser for each of the Acquired Funds. SAAMCo has retained three Subadvisers for each of the Acquiring Funds. Credit Suisse Asset Management, LLC ("CSAM") serves as Subadviser to the NAF Small Cap Growth Fund. CSAM will serve as one of the three Subadvisers to the SunAmerica Small-Cap Growth Portfolio. The other two Subadvisers are Oberweis Asset Management and __________.

         Neuberger Berman Management, Inc. ("NBM") serves as Subadviser to the NAF Mid Cap Value Fund. Robert Fleming, Inc. ("J.P. Morgan Fleming"), Davis Selected Advisers, L.P. ("Davis") and American Century Investment Management, Inc. ("American Century") each serve as a Subadviser to the SunAmerica Multi-Cap Value Portfolio.

         See "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement" and "-- Comparison of the Subadvisory Arrangements" for additional information regarding each Fund's subadvisory arrangements.

         Distribution and Shareholder Servicing Arrangements
         ---------------------------------------------------

         Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Distribution Arrangements" for additional information regarding the Funds' distribution arrangements.

         Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Proposal Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds --Distribution and Shareholder Servicing Arrangements -- Shareholder Servicing Fees for Class I" for additional information regarding these services.

         Other Service Agreements with Affiliates
         ----------------------------------------

         SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Other Service Agreements with Affiliates" for additional information regarding these service agreements.

Other
-----

         Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

         Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of directors or trustees, changes in fundamental policies, or approval of changes in` investment advisory agreements.

         Class Structure. Each of the Acquired Funds currently offers four classes of shares (Class A, Class B, Class C and Institutional Class I). The SunAmerica Multi-Cap Value Portfolio currently offers five classes of shares (Class A, Class B, Class II and Class Z) and after consummation of the Reorganization, the SunAmerica Small-Cap Growth Combined Fund will offer four classes of shares (Class A, Class B, Class II and Class I). Class Z shares of the SunAmerica Multi-Cap Value Portfolio are not involved in the Reorganization. After consummation of the reorganization, the SunAmerica Multi-Cap Value Portfolio will also offer Class I shares.

         Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans-- Comparison of the Funds-- Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

         Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

         Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Account Services" and "Section III:
Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

         Dividends. The Funds currently have the same policies with respect to dividends. See "Proposals Nos. 2(a) and (b): Approval of the Plans-- Comparison of the Funds -- Dividend Distribution and Account Policies -- Dividends" below, "Pricing of Fund Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Tax, Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

         Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as or the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a) and (b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares -- Dividend Distribution and Account Policies-- Valuation of Fund Shares" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

         Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Tax, Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

         For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a) and (b): Approval of the Plans -- The Reorganizations -- Federal Income Tax Consequences of the Reorganizations."

                PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS
                -------------------------------------------------

                         RISKS OF INVESTING IN THE FUNDS

         Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of certain risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

                                    All Funds

         Risks of Investing in Equity Securities
         ---------------------------------------

         Since each of the Funds invests primarily in equities, each is subject to the risk that the value of its equity securities may fluctuate in response to stock market movements. The performance of different types of equity stocks may decline under varying market conditions. For example, growth stocks may perform well under circumstances in which value stocks in general have fallen. In addition, individual stocks selected by the Funds may underperform the market generally.

         Risks of Non-diversification
         ----------------------------

         All Funds other than the NAF Mid Cap Value Fund are subject to the additional risks of non-diversification. Each Fund can invest a larger portion of its assets in the stock of a single company than can some other mutual funds (including the NAF Mid Cap Value Fund). By concentrating in a smaller number of stocks, the Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

         Small Cap Risk
         --------------

         Each of the Funds, and particularly the Small Cap Growth Funds and the NAF Mid Cap Value Fund, invest in companies with small market capitalizations. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

         Risks of Investing in Technology Companies
         ------------------------------------------

         The Acquiring Funds and, to a lesser extent, the Acquired Funds, are also subject to the risks associated with investments in common stock issued by technology companies. Industries in which technology companies can be found may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in government regulation and policies.

         Securities Selection
         --------------------

         All of the Funds are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

         Foreign Investment Risk
         -----------------------

         Each Fund may invest in foreign securities. However, each Acquired Fund's investments in foreign securities are limited to 10% of its total assets, while the Acquiring Funds are not so limited. Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the

U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

         Derivatives; Hedging
         --------------------

         All Funds are subject to the risks associated with investments in derivatives and the use of hedging. Derivatives have heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transaction. Hedging is a strategy that involves the use of a derivative security in an effort to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

         Junk Bonds
         ----------

         The SunAmerica Multi-Cap Value Portfolio may invest in junk bonds. Such high yield bonds can be expected to provide higher yields, but may be subject to greater market fluctuations and risk of loss of principal than lower yielding, higher rated fixed income securities. The NAF Mid Cap Value Fund may not invest in junk bonds and accordingly is not subject to this risk.

                                 PROPOSAL NO. 1:
                                 ---------------
                APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT
                -------------------------------------------------

              THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT

Board Considerations

         On _________, 2001, the Merger, pursuant to which AIG acquired American General, was consummated. As a result of the Merger, AGAM became a subsidiary of AIG.

         As required by the Investment Company Act, the Previous Investment Advisory Agreement provided for automatic termination upon its assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Investment Advisory Agreement, and, consequently, its termination.

         At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved the Interim Investment Advisory Agreement pursuant to Rule 15a-4 under the Investment Company Act in order to allow AGAM to continue to serve as investment adviser for the Acquired Funds after the Merger. This Rule, allows under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Investment Advisory Agreement requires all advisory fees earned by AGAM to be escrowed pending shareholder approval of the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved, AGAM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Investment Advisory Agreement (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Investment Advisory Agreement will terminate on the earlier of the effective date of the New Investment Advisory Agreement or 150 days after the completion of the Merger.

         Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The terms of the Interim Investment Advisory Agreement are similar in all material respects as those of the Previous Investment Advisory Agreement. The Interim Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, AGAM may continue to serve as the investment adviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement. The New Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to its effective date. See "-- Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.

         In addition, each of the Acquired Funds has a subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds, and therefore the subadvisory agreements for the Acquired Funds do not require shareholder approval.

         In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies.

As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

         Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of Section 15(f), AIG advised the NAF Board that for a period of three years after the Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo or AGAM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

Description of the New Investment Advisory Agreement

         As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit I.

         As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary -- The Funds -- All Funds -- Management Arrangements" for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds. See "Summary -- Fee Tables" or "Proposals Nos. 2(a) and (b): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

         For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $139,442 was attributable to the NAF Small Cap Growth Fund and $57,112 was attributable to the NAF Mid Cap Value Fund for the period July 7, 2000 to October 31, 2000. From November 1, 1999 to July 7, 2000, the NAF Mid Cap Value Fund paid advisory fees to VALIC, an affiliate of AGAM, of

$65,361. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

         The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

         General
         -------

         CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated Subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory agreement since the completion of the Merger.

         AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

         The directors and principal executive officer of AGAM, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.


      ---------------------------------------------------------------------------------------------------------------
                    Name and Address                         Position with AGAM and Principal Occupation(s)
                    ----------------                         ----------------------------------------------
      ---------------------------------------------------------------------------------------------------------------
      Alice T. Kane                                 Chief Executive Officer, President and Chairman of the Board of
      390 Park Avenue                               Directors; Executive Vice President, American General Fund
      New York, NY 10022                            Group; Executive Vice President, The Variable Annuity Life
                                                    Insurance Company and American General Annuity Insurance
                                                    Company. Ms. Kane also serves as the Chairman of the Board,
                                                    Trustee and President of North American Funds.
      ---------------------------------------------------------------------------------------------------------------
      John A. Graf                                  Director; Senior Vice Chairman, Asset Accumulation, American
      2929 Allen Parkway                            General.
      Houston, TX  77019
      ---------------------------------------------------------------------------------------------------------------
      Kent E. Barrett                               Director and Treasurer; Senior Vice President and General
      2929 Allen Parkway                            Auditor, American General.
      Houston, TX  77019
      ---------------------------------------------------------------------------------------------------------------


         In addition, the following officers of North American Funds also are employees of AGAM:

         Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

         John I. Fitzgerald, Secretary and Vice President of North American Funds and Secretary and Counsel of AGAM.

         John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

         Additional Payments to AGAM and its affiliates by Acquired Funds
         ----------------------------------------------------------------

         The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $16,007 and $6,104 were attributable to the NAF Small Cap Growth Fund and the NAF Mid Cap Value Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, provided accounting services for the NAF Mid Cap Value Fund under an accounting services agreement. For this period, the North American Funds paid VALIC, in the aggregate, $27,375 for these services. Of such amount, $2,615 was attributable to the NAF Mid Cap Value Fund.

         For the fiscal year ended October 31, 2000, AGAM was paid on Class I shares fees under the NAF Services Agreement (as defined below) of $8,767 and $7,121 by the NAF Small Cap Growth Fund and the NAF Mid Cap Value Fund, respectively. For the same period, VALIC Retirement Services Company ("VRSCO") and VALIC Investment Services Company ("VISCO"), affiliates of VALIC, were paid fees under a similar agreement of $4,268 by NAF Mid Cap Value Fund.

         For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                          Distribution and Service Fees
                                          -----------------------------
                                   Class A           Class B           Class C
                                   -------           -------           -------
NAF Small Cap Growth Fund           $8,617           $57,253           $22,481
NAF Mid Cap Value Fund*              2,735            22,195               494

         *For the period July 7, 2000 to October 31, 2000.

         For the period November 1, 1999 to July 7, 2000, the NAF Mid Cap Value Fund paid an affiliate of the NAF Distributor, American General Distributors, Inc., the following distribution and service fees: $3,973 for Class A shares and $46,651 for Class B shares.

         For the period November 1, 1999 to July 7, 2000, the NAF Distributor and the underwriter to the VALIC Funds received underwriting commissions of $307,778. Of such amount, $16,222 was attributable to the NAF Mid Cap Value Fund. Of the underwriting commissions received during this period, $32,166 was retained by the NAF Distributor. The balance of such commissions was paid to American General Financial Advisors, Inc., an affiliated broker-dealer. During this period, the NAF Distributor did not receive directly or indirectly from the NAF Mid Cap Value Fund any compensation on the redemption or repurchase of Fund shares, brokerage commission or other underwriting compensation.

         For the fiscal year ended October 31, 2000, the Acquired Funds did not pay brokerage commissions to any affiliated brokers.

                           PROPOSALS NOS. 2(a) and (b)

                             COMPARISON OF THE FUNDS

         Investment Policies

         In addition to the principal investment policies set forth under "Summary -- The Funds -- Comparison of the Funds" above, the Funds may also employ the following investment policies:

                                    All Funds

         Foreign Securities
         ------------------

         All of the Funds may invest in foreign securities. Pursuant to a non-fundamental investment restriction, each Acquired Fund may invest no more than 10% of its total assets in foreign securities (not including American Depositary Receipts ("ADRs") and U.S. dollar-denominated securities of foreign issuers). The Acquiring Funds are not subject to a limitation on their ownership of foreign securities, and the SunAmerica Multi-Cap Value Portfolio may invest a significant amount of its assets in foreign securities.

         Short-Term Investments for Liquidity
         ------------------------------------

         All of the Funds may make short-term investments, which include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses. Each Acquiring Fund may invest up to 25% of its total assets in both U.S. and non-U.S. dollar denominated money market instruments for liquidity purposes (to meet redemptions and expenses) or to generate a return on idle cash held in a Portfolio's portfolio during periods when the adviser is unable to locate favorable investment opportunities.

         Defensive Instruments
         ---------------------

         All of the Funds may invest in defensive instruments. Defensive instruments include high quality fixed income securities and money market instruments. A Fund will make temporary defensive investments in response to adverse market, economic, political or other conditions.

         Options and Futures
         -------------------

         Each Fund may invest in options and futures. Each Fund may purchase or write call and put options on securities, foreign currencies, securities indices and futures. Each Fund may sell (write) only covered call options; that is, the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements. After writing such a covered call, up to 25% of an Acquiring Fund's total assets may be subject to calls. Each Fund may also write put options. The Acquired Funds may not write a put option if, as a result, the Fund would be required to segregate more than 50% of its assets to cover its potential obligations other than those with respect to futures contracts, whereas the Acquiring Funds are subject to no such restriction.

         Special Situations
         ------------------

         The NAF Small Cap Growth Fund and both Acquiring Funds may invest in special situation securities. A special situation arises when, in the opinion of a Fund's adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. The NAF Mid Cap Value Fund (does not generally) invest in special situations.

         Diversification
         ---------------

         The NAF Mid Cap Value Fund is a diversified fund. This means that with respect to 75% of its total assets: (i) not more than 5% may be invested in the securities of a single issuer (excluding U.S. government securities); and (ii) it may not hold more than 10% of the outstanding voting securities of any single issuer. This diversification policy is fundamental for the NAF Mid Cap Value Fund. The NAF Small Cap Growth Fund and the Acquiring Funds, however, are non-diversified and are not subject to such diversification requirements.

         Initial Public Offerings ("IPOs")
         ---------------------------------

         Each of the Funds may participate in the IPO market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

         Lending of Portfolio Securities
         -------------------------------

         Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions to earn additional income, and, consistent with applicable regulatory requirements, such loans are limited to 33 1/3% of each Fund's total assets. The lending policy is a fundamental policy for all Funds.

         Borrowing
         ---------

         The Acquired Funds may borrow money from banks for temporary or emergency purposes, but not for leveraging or investment, and they may enter into reverse repurchase agreements and employ similar investment techniques and pledge assets in connection with such borrowing up to 33 1/3% of the value of their respective total assets. The Acquiring Funds may also borrow up to 33 1/3% of the value of their respective total assets for temporary or emergency purposes, and may borrow for investment purposes to the maximum extent permissible under the Investment Company Act (i.e., currently 33 1/3% of total assets). The borrowing policy is a fundamental policy for all Funds.

         Illiquid Securities
         -------------------

         No Fund may invest more than 15% of its net assets in illiquid securities. The restriction on ownership of illiquid securities is a non-fundamental policy for all Funds.

         Fixed-Income Securities
         -----------------------

         All Funds may invest in fixed-income securities, primarily investment grade debt securities. The SunAmerica Multi-Cap Value Portfolio may invest in debt securities that its advisers expect to have the potential for capital appreciation, including debt securities rated below "BBB" by Standard & Poor's, or "Baa" by Moody's or, if unrated, determined by its advisers to be of comparable quality (commonly referred to as "junk bonds"). The SunAmerica Small-Cap Growth Portfolio may invest up to 20% of its total assets in investment grade debt securities and preferred stocks that are not convertible into common stocks.

         Short Sales
         -----------

         The Acquiring Funds may engage in short sales. However, an Acquiring Fund may not enter into a short sale, including a "short sale against the box," if, as a result, more than 25% of its net assets would be subject to such short sales. The Acquired Funds may not engage in short sales, except short sales against the box. This short sales policy is non-fundamental for all Funds.

Directors and Officers

         SunAmerica Style Select Series is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Directors.

         The SunAmerica Board is responsible for the overall supervision of SunAmerica Style Select Series and performs various duties imposed on directors of investment companies by the Investment Company Act and under Maryland law. Directors and officers of SunAmerica Style Select Series are also directors and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Directors and Officers" in the Acquiring Funds Statement.

         The following table lists the Directors and executive officers of SunAmerica Style Select Series, their ages, and principal occupations during the past five years. The business address for each Director and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Style Select Series, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Director is an interested person of SunAmerica Style Select Series within the meaning of
Section 2(a)(19) of the Investment Company Act.


------------------------------------------------------------------------------------------------------------------------
       Name, Age and Address                  Position                           Principal Occupations
                                           with the Fund                          During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith, 68              Director                  Retired; formerly, President and General Manager,
                                                                WCVB-TV, a division of the Hearst Corp. (1982 to
                                                                1994); Director/Trustee of SAMF and Anchor Series
                                                                Trust ("AST").
------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 60               Chairman of the Board     Attorney, solo practitioner; Chairman of the Boards of
                                                                Directors/Trustees of SAMF and AST.
------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman, 58                 Director                  Partner and Managing Member of B.B. Associates LLC
                                                                (menswear specialty retailing and other activities)
                                                                since June 1988; Director/Trustee of SAMF and AST.
------------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck*, 47                 Director and President    Director and President, SAAMCo, since August 1995;
                                                                Director, AIG Asset Management International, Inc.
                                                                ("AIGAMI") since February 2000; Managing Director,
                                                                John McStay Investment Counsel, L.P. ("JMIC") since
                                                                June 1999; Director, SACS, since August 1993; Director
                                                                and President, SunAmerica Fund Services, Inc.
                                                                ("SAFS"), since May 1988; President, SAMF and AST.
------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 72                 Director                  Founder and Chairman of the Board of the Sterpa Group
                                                                (real estate) since 1962; Director, Real Estate
                                                                Business Service and Countrywide Financial;
                                                                Director/Trustee of SAMF.
------------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz, 42                  Vice President            Executive Vice President, SAAMCo since April 1996;
                                                                Director and Chairman of the Board, AIGAMI, since
                                                                February 2000; Vice President, SAMF, since November
                                                                1999; Director and President, SACS, since April 1996.
------------------------------------------------------------------------------------------------------------------------
Peter C. Sutton, 36                   Treasurer                 Senior Vice President, SAAMCo since April 1997; Vice
                                                                President, AIGAMI, since February 2000; Treasurer and
                                                                Controller of Seasons Series Trust ("Seasons"),
                                                                SunAmerica Series Trust ("SAST") and Anchor Pathway
                                                                Fund ("APF") since February 2000; Treasurer of SAMF
                                                                and AST since February 1996; Vice President of SAST
                                                                and APF since 1994; formerly Assistant Treasurer of
                                                                SAST and APF from 1994 to February 2000; Vice
                                                                President, Seasons, since April 1997; formerly Vice
                                                                President, SAAMCo, from 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
       Name, Age and Address                  Position                           Principal Occupations
                                           with the Fund                          During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Robert M. Zakem, 43                   Secretary and Chief       Senior Vice President and General Counsel, SAAMCo,
                                      Compliance Officer        since April 1993; Vice President, General Counsel and
                                                                Assistant Secretary, AIGAMI, since February 2000;
                                                                Executive Vice President, General Counsel and
                                                                Director, SACS, since August 1993; Vice President,
                                                                General Counsel and Assistant Secretary, SAFS, since
                                                                January 1994; Vice President, SAST, APF and Seasons;
                                                                Assistant Secretary, SAST and APF, since September
                                                                1993; Assistant Secretary, Seasons, since April
                                                                1997.
------------------------------------------------------------------------------------------------------------------------

       At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.

       The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.


         --------------------------------------------------------------------------------------------------
         Dr. Judith L. Craven, 55                     Retired Administrator. Trustee, North American
         3212 Ewing Street                            Funds Variable Product Series II, 15 investment
         Houston, TX 77004                            portfolios (November 1998 to present); Director,
                                                      North American Funds Variable Product Series I, 21
                                                      investment portfolios (August 1998 to present);
                                                      Director, USLIFE Income Fund, Inc. (November 1998 to
                                                      present); Director, Compaq Computer Corporation
                                                      (1992 to present); Director, A.G. Belo Corporation,
                                                      a media company (1992 to present); Director, Sysco
                                                      Corporation, a food marketing and distribution
                                                      company (1996 to present); Director, Luby's Inc., a
                                                      restaurant chain (1998 to present); Director,
                                                      University of Texas Board of Regents (May 2001 to
                                                      present); Formerly, Director, CypressTree Senior
                                                      Floating Rate Fund, Inc. (June 2000 to May 2001);
                                                      Formerly, President, United Way of the Texas Gulf
                                                      Coast, a not for profit organization (1992 to 1998);
                                                      Formerly, Director, Houston Branch of the Federal
                                                      Reserve Bank of Dallas (1992 to 2000); Formerly,
                                                      Board Member, Sisters of Charity of the Incarnate
                                                      Word (1996 to 1999).

         --------------------------------------------------------------------------------------------------
         William F. Devin, 63                         Member of the Board of Governors, Boston Stock
         44 Woodland Road                             Exchange (1985 to present). Formerly, Executive Vice
         Braintree, MA 02184                          President, Fidelity Capital Markets, a division of
                                                      National Financial Services Corporation (1966-1996);
                                                      Formerly, Director, CypressTree Senior Floating Rate
                                                      Fund, Inc. (October 1997 to May 2001).
         --------------------------------------------------------------------------------------------------

         SunAmerica Style Select Series pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Director received a pro rata portion (based upon the SunAmerica Style Select Series' net assets) of an aggregate of up to $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Style Select Series receive no direct remuneration in such capacity from SunAmerica Style Select Series or any of the Acquiring Funds.

         In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Style Select Series' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Style Select Series, each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Style Select Series. SunAmerica Style Select Series also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

         The Directors (and Trustees) of SAMF and AST have adopted the SunAmerica Disinterested Directors' and Trustees' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director who has at least 10 years of consecutive service as a disinterested Director of any of SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

         The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Board for the fiscal year ended October 31, 2000, except as otherwise indicated. Neither the Directors who are interested persons of SunAmerica Style Select Series nor any officers of SunAmerica Style Select Series receive any compensation.


------------------------------------------------------------------------------------------------------------------------
                                                            Pension or                              Total Compensation
                                       Aggregate       Retirement Benefits      Estimated Annual   From Registrant and
                                   Compensation from    Accrued as Part of      Benefits Upon       Fund Complex Paid
Trustee                               Registrant          Fund Expenses          Retirement*          to Directors**
------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith                    $18,151              $41,897               $29,670               $67,500
------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat                     $19,166              $41,033               $46,083               $71,500
------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman                       $18,151              $42,230               $60,912               $67,500
------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***                    $18,972              $10,579                $7,900               $45,833
------------------------------------------------------------------------------------------------------------------------


* Assuming participant elects to receive benefits in 15 yearly installments.

** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.


***    Mr. Sterpa is not a trustee of AST.


Management Arrangements

         Comparison of Management and Administrative Arrangements and Fees
         -----------------------------------------------------------------

         AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. Each has delegated portfolio management responsibility to one or more Subadvisors.

         AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.

         SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

         Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser.

         The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1: Approval of the New Investment Advisory Agreement -- Description of the New Investment Advisory Agreement." The advisory fees payable by the Acquiring Funds to SAAMCo are discussed above under "Summary -- The Funds -- Comparison of the Funds -- All Funds -- Management Arrangements."

         The effective advisory fees payable by each Acquiring Fund under the SunAmerica Investment Advisory Agreement are at a higher annual rate than the advisory fees payable by the respective Acquired Fund under the NAF Investment Advisory Agreement. However, the net operating expenses of the Multi-Cap Value Combined Fund will be the same as those of the NAF Mid Cap Value Fund after the expense waivers and fee reimbursements with respect to the Combined Fund have been taken into account. It should be noted that the Combined Fund expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. See "Proposals Nos. 2(a) and (b): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

         The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganization, the net assets of the Multi-Cap Value Combined Fund will increase by the amount of the net assets of the NAF Mid Cap Value Fund. In addition, it is expected that the fixed expenses of the Small-Cap Growth Combined Fund would over time be spread over a larger asset base which may result in potential economies of scale. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations is discussed above under "Summary -- The Funds -- Comparison of the Funds -- All Funds -- Management Arrangements."

         The SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

         Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act, retain one or more Subadvisers to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively. Each of AGAM and SAAMCo is authorized to retain (or change) such Subadviser(s) without shareholder approval pursuant to separate "Manager of Managers" orders granted by the Commission. SAAMCo and AGAM are ultimately responsible under their respective "Manager of Managers" order to oversee any Subadvisers for the Acquired Funds and Acquiring Funds, respectively. AGAM and SAAMCo have each retained Subadvisers for the Acquired Funds and Acquiring Funds, respectively, pursuant to their respective "Manager of Managers" order. See "-- Comparison of the Subadvisory Arrangements" below. Accordingly, if shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds and subadvised by the Subadvisers to the Acquiring Funds.

         Comparison of the Subadvisory Arrangements
         ------------------------------------------

         The current Subadvisers of the Acquired Funds and the Acquiring Funds, as well as certain information regarding each Subadviser are set forth below. As compensation for their services, the Subadvisers to the Acquired Funds and the Acquiring Funds receive fees from AGAM and SAAMCo, respectively, computed separately for each Fund. Such fees are paid out of AGAM's and SAAMCo's advisory fee, respectively, at no additional cost to the respective Funds or their shareholders.


--------------------------------------------------------------------------------------------------------------------
Acquired Fund:                  Subadviser:                      Information:
--------------------------------------------------------------------------------------------------------------------
 NAF Small Cap Growth Fund      CSAM                             CSAM is a wholly owned subsidiary of Credit
                                466 Lexington Avenue             Suisse Group, one of the largest financial
                                New York, NY  10017              services companies in the world, and comprises
                                                                 the U.S. arm of Credit Suisse Group's Credit Suisse
                                                                 Asset Management division. CSAM, together with its
                                                                 predecessor firms, has been engaged in the
                                                                 investment advisory business for over 60 years. As
                                                                 of ______________, 2001, the Credit Suisse Asset
                                                                 Management Division had global assets under
                                                                 management of approximately $__ billion, of which
                                                                 approximately $__ billion was managed by CSAM.

--------------------------------------------------------------------------------------------------------------------
 NAF Mid Cap Value Fund         NBM                              NBM and its predecessor firms have specialized in
                                605 Third Avenue                 the management of no-load mutual funds since
                                Second Floor                     1950.  As of __________, 2001, NBM and its
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Acquired Fund:                  Subadviser:                      Information:
--------------------------------------------------------------------------------------------------------------------
                                New York, NY  10158              affiliates managed approximately $______ billion
                                                                 in aggregate net assets.
--------------------------------------------------------------------------------------------------------------------
 SunAmerica Small-Cap Growth    CSAM                             See above.
 Portfolio                      466 Lexington Avenue
                                New York, NY  10017
--------------------------------------------------------------------------------------------------------------------
                                Oberweis Asset Management
                                951 Ice Cream Drive
                                Suite 200
                                North Aurora, IL  60542
--------------------------------------------------------------------------------------------------------------------
                                [______________________]
--------------------------------------------------------------------------------------------------------------------
 SunAmerica Multi-Cap Value     Davis                            Davis is a Colorado limited partnership.  As of
 Portfolio                      2949 East Elvira Road            ______, 2001, Davis had assets under management
                                Suite 101                        of approximately $__billion.
                                Tucson, AZ  85706
--------------------------------------------------------------------------------------------------------------------
                                J.P. Morgan Fleming              J.P. Morgan Fleming is a wholly owned subsidiary
                                522 Fifth Avenue                 of J.P. Morgan Chase & Co. and is part of its
                                New York, NY  10036              investment management division, J.P. Morgan
                                                                 Fleming Asset Management.  J.P. Morgan Fleming
                                                                 provides investment advisory services to a
                                                                 substantial number of institutional and other
                                                                 investors, including other registered investment
                                                                 advisers.  As of _____ , 2001, J.P. Morgan
                                                                 Fleming, together with its affiliated companies,
                                                                 had approximately $___ billion in assets under
                                                                 management.
--------------------------------------------------------------------------------------------------------------------
                                American Century                 American Century is a Delaware corporation.  As
                                4500 Main Street                 of ______, 2001, American Century had
                                Kansas City, MO  64111           approximately $_____ billion in total assets
                                                                 under management.
--------------------------------------------------------------------------------------------------------------------


         Each of the Subadvisory Agreements between SAAMCo and its Subadvisers (the "SunAmerica Subadvisory Agreements") is similar to each of the Subadvisory Agreements between AGAM and a Subadviser (the "NAF Subadvisory Agreements"), except for certain matters, including the subadvisory fees, the effective dates and the identity and number of Subadvisers.

         Under the terms of each of the NAF Subadvisory Agreements, the Subadviser for the respective Acquired Fund manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

         Each Acquiring Fund provides investors with access to three different professional Subadvisers, each with a distinct investment methodology within a particular investment style. Each Subadviser manages a separate portion of an Acquiring Fund. Under the terms of each SunAmerica Subadvisory Agreement, SAAMCo initially allocates the assets of each Acquiring Fund equally among the Subadvisers and will also allocate new cash from share purchases and redemption requests equally among the Subadvisers, unless SAAMCo determines, subject to review of the SunAmerica Board, that a different allocation of assets would be in the best interests of the Acquiring Fund and its shareholders. SAAMCo reviews, on a quarterly basis, the asset allocation in each Acquiring Fund to ensure that no portion of assets managed by a Subadviser exceeds that portion managed by any other Subadviser to the

Acquiring Fund by more than 5%. If such a condition exists, SAAMCo will then re-allocate cash flows among the Subadvisers, differently from the manner described above, in an effort to reflect a re-balancing of the Acquiring Fund's asset allocation. SAAMCo does not intend, but reserves the right, subject to the review of the SunAmerica Board, to reallocate assets from one Subadviser to another when it would be in the best interests of the Acquiring Fund and its shareholders to do so.

         As compensation for their services, the Subadvisers to the Acquired Funds receive fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. Absent any applicable fee waivers, the fee rate that AGAM is obligated to pay to each Subadviser under its respective Subadvisory Agreement is as follows: for the NAF Small Cap Growth Fund, AGAM pays the Subadviser a fee at the rate of up to 0.550% of net assets and for the NAF Mid Cap Value Fund, AGAM pays the Subadviser a fee at the rate of 0.500% on the first $100 million, 0.475% between $100 million and $250 million, 0.450% between $250 million and $500 million, 0.425% between $500 million and $750 million, and 0.400% on the excess over $750 million.

         As compensation for their services, the Subadvisers to the Acquiring Funds receive fees from SAAMCo computed separately for each Acquiring Fund equal to a percentage of the average daily net assets of the portion of the Acquiring Fund allocated to the Subadviser. Such fees are paid out of SAAMCo's advisory fee at no additional cost to the Acquiring Funds or their shareholders. SAAMCo pays fees to the Subadvisers for each Acquiring Fund at the following aggregate annual rates, expressed as a percentage of the assets of each Acquiring Fund, as follows: for the SunAmerica Small-Cap Growth Portfolio, __% and for the SunAmerica Multi-Cap Value Portfolio, 0.50%.

Distribution and Shareholder Servicing Arrangements

         Distributor
         -----------

         American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

         Distribution and Service (12b-1) Fees
         -------------------------------------

         Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

                                                                     Account
              Acquired       Acquiring                            Maintenance
             Fund Class     Fund Class     Distribution Fee      and Service Fee
             ----------     ----------     ----------------      ---------------
                  A              A              0.10%                 0.25%
                  B              B              0.75%                 0.25%
                  C             II              0.75%                 0.25%

         Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

         Shareholder Servicing Fees for Class I
         --------------------------------------

         The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

Other Service Agreements with Affiliates

         SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. For Class Z shares of the SunAmerica Multi-Cap Value Portfolio, SAFS receives reimbursements from the Fund of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

         The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.


       Purchase, Redemption
       and Exchange Features                       Acquired Funds                         Acquiring Funds
---------------------------------     --------------------------------------    --------------------------------------
Minimum initial investment            .  non-retirement accounts:  $1,000       .   non-retirement accounts:  $500
                                      .  retirement accounts:  $50              .   retirement accounts:  $250
                                      .  automatic investment programs:         .   dollar cost averaging:
                                         $50                                        $500 to open
                                      Class B shares are available for
                                      purchases of $250,000 or less

                                      Class C shares are available for
                                      purchases under $1 million

                                      Institutional Class I shares are
                                      available for purchases of $1 million
                                      or more

Minimum subsequent                    $50                                       . non-retirement account: $100
investments                                                                     . retirement account:  $25
                                                                                . dollar cost averaging: you must
                                                                                  invest at least $25 per month


       Purchase, Redemption
       and Exchange Features                       Acquired Funds                         Acquiring Funds
---------------------------------     --------------------------------------    --------------------------------------
Initial Sales Charge                  Class A:  5.75%                           Class  A:  5.75%
(as a percentage of offering price)   Class B:  None                            Class B:  None
                                      Class C:  None                            Class II:  1.00%
                                      Institutional Class I:  None              Class I:  None (a)
                                      Purchases over $1 million are sold        Initial sales charge is waived for
                                      without an initial sales charge           certain investors

Deferred Sales Charge                 Class A:  Purchases of shares worth       Class A:  Purchases of Class A
                                      over $1 million that are sold without     shares over $1 million that are
                                      an initial sales charge and redeemed      redeemed within a certain period of
                                      within 1 year are subject to a 1% CDSC    time are subject to a CDSC (1% for
                                      at redemption                             redemptions within one year of
                                                                                purchase and 0.50% for redemptions
                                      Class B:  Shares redeemed within 6        after the first year and within the
                                      years are subject to a CDSC (b)(c)        second year of purchase)

                                      Class C:  Shares redeemed within one      Class B:  Shares redeemed within 6
                                      year are subject to a 1% CDSC (c)         years are subject to a CDSC (b)(c)

                                      Institutional Class I:  None              Class II:  Shares redeemed within
                                                                                18 months after purchase are
                                                                                subject to a 1% CDSC (c)

                                                                                Class I:  None

Purchases                             By mail (check), wire or through          By mail (check), wire or through a
                                      broker-dealers                            broker or financial advisor

Redemption                            Class A, Class B and Class C:             By mail, wire (any amount for
                                      By mail, wire (if a minimum of $1,000),   requests by mail and less than
                                      telephone or through broker-dealers       $100,000 for requests by
                                                                                telephone), telephone (for amounts
                                      Institutional Class I:  Contact the       less than $100,000) or through a
                                      financial intermediary or other           broker or financial advisor
                                      organization from whom shares were
                                      purchased                                 Class I:  Contact the financial
                                                                                intermediary or other organization
                                                                                from whom shares were purchased

Conversion                            Class B shares automatically convert      Class B shares automatically
                                      into Class A shares eight years after     convert into Class A shares
                                      purchase                                  approximately eight years after
                                                                                purchase

Exchanges                             Shares of an Acquired Fund may be         Shares of an Acquiring Fund may
                                      exchanged for shares of the same class    be exchanged for shares of the
                                      of any other Acquired Fund or other       same class of any other fund
                                      series of North American Funds            distributed by SACS

                                      For Institutional Class I shares, all or a part of an existing plan balance may be


       Purchase, Redemption
       and Exchange Features                       Acquired Funds                         Acquiring Funds
---------------------------------     --------------------------------------    --------------------------------------
                                      exchanged from one investment option to
                                      another if permitted by an employer
                                      retirement plan

--------------------

(a) Although not currently offered by the SunAmerica Multi-Cap Value Portfolio, Class I shares will be offered by the Multi-Cap Value Combined Fund upon consummation of the Reorganization.

(b) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.


                                                        CDSC on shares being sold
                                          ------------------------------------------------------
              Years after Purchase               Acquired Funds             Acquiring Funds
              --------------------               --------------             ---------------
              1st year                               5.00%                       5.00%
              2nd year                               5.00%                       4.00%
              3rd year                               4.00%                       3.00%
              4th year                               3.00%                       3.00%
              5th year                               2.00%                       2.00%
              6th year                               1.00%                       1.00%
              7th year and thereafter                 None                       None

(c) The CDSC schedules applicable to Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.


         Dividend Distribution and Account Policies
         ------------------------------------------

         The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

         Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing -- Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

         Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

         Dividends. Each of the Funds declares and pays capital gains and income dividends, if any, annually. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statement.

         Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statement.

         Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, the SunAmerica Multi-Cap Value Portfolio also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing -- Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

         Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information -- Transaction Policies" and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively, and "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing -- Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively.

         Programs that Reduce Sales Charges. Each of the Funds offer programs pursuant to which shareholders pay reduced sales charges. These programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement for more information regarding these programs.

         Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the Acquiring Funds Prospectus for more information regarding this privilege.

         Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

         Small Accounts. The Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

         General
         -------

         The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance. The SunAmerica Small-Cap Growth Portfolio has been recently created and has not commenced operations; consequently, it does not have an investment performance record. After the Reorganization, the SunAmerica Small-Cap Growth Combined Fund as the successor to the NAF Small Cap Growth Fund, will assume and publish the investment performance records of the NAF Small Cap Growth Fund. See "Performance Information" in the Acquired Funds Statement for information about the NAF Small-Cap Growth Funds performance.

         Important information about the SunAmerica Multi-Cap Value Portfolio is also contained in management's discussion of the SunAmerica Multi-Cap Value Portfolio's performance in the Annual Report to Shareholders of SunAmerica Style Select Series for the year ended October 31, 2000, which accompanies this Proxy Statement and Prospectus.

         Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

(a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

(b)    All dividends and distributions are reinvested at net asset value; and

(c) Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                          Average Annual Total Returns
                          ----------------------------
                         (Periods ended June 30, 2001)


                                                           NAF Mid Cap Value Fund
                                                           ----------------------
                                                                           Institutional
                      Class A             Class B           Class C           Class I            Class A
                      -------             -------           -------           -------            -------
  Year to Date         -6.94%             -6.63%             -2.64%           -1.33%              -5.00%
    One year           11.99%             12.92%               N/A             18.78%              2.27%
   Three Year            N/A                N/A                N/A               N/A               2.77%
   Five year             N/A                N/A                N/A               N/A                N/A
    Ten year             N/A                N/A                N/A               N/A                N/A

Since Inception         19.52%             19.87%            13.75%            22.19%              9.39%
                   (since 11/02/98)   (since 11/02/98)  (since 7/31/00)   (since 11/02/98)   (since 11/19/96)


  SunAmerica Multi-Cap Value Portfolio*
  ------------------------------------

               Class B            Class II
               -------            --------
                -4.49%             -1.49%
                2.84%               5.76%
                3.25%               3.83%
                 N/A                 N/A
                 N/A                 N/A

Since Inception 9.80%               8.52%
           (since 11/19/96)   (since 11/19/96)


----------------------
* SAAMCo has waived certain fees. Absent such waivers, the returns for the Acquired Funds shown above would be lower.

Shareholder Rights

         Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

         The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund director.

Tax Information

         The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distributions and Taxes" in the Acquiring Funds Prospectus.

Portfolio Transactions

         The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Funds' Subadvisers may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. In addition, the SunAmerica Board may instruct a Subadviser to direct brokerage to certain broker-dealers under an agreement whereby those broker-dealers would pay designated Fund expenses. Currently, the Acquiring Funds have such an agreement with each of Lynch, Jones & Ryan and Instinet Corporation. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

         None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or Subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

Additional Information

         Independent Auditors
         --------------------

         Currently _____________________ serves as the independent auditors of the NAF Small Cap Growth Fund and the SunAmerica Multi-Cap Value Portfolio, and _______________ serves as the independent auditors of the NAF Mid Cap Value Fund. If the Reorganizations are completed, it is currently anticipated that _________________ will serve, or continue to serve, as the independent auditors of the Combined Funds. The principal business address of _________________ is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of ________________ is 787 Seventh Avenue, New York, New York 10019.

         Custodian
         ---------

         State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

         Transfer Agent
         --------------

         Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184 serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, MA 02171 serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.

         Capital Stock
         -------------

         Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I. Each Acquiring Fund is authorized to issue one billion shares of common stock, par value $0.0001 per share, divided into four classes, designated Class A, Class B, Class II and Class I, in the case of SunAmerica Small-Cap Growth Portfolio and five classes, designated Class A, Class B, Class II, Class I and Class Z, in the case of SunAmerica Multi-Cap Value Portfolio. See
"-- Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Style Select Series Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary -- Fee Tables" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section II: Fees and Expenses of the North American Funds -- Institutional Class I Shares" (in the case of Institutional Class I shares) in the Acquired Funds Prospectuses and "Fund Highlights -- What are the Portfolios' Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Terms of the Plans -- Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

         North American Funds is organized as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of North American Funds contains an express disclaimer of shareholder liability for acts or obligations of the Acquired Fund, and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Fund's assets and operations, the possibility that a Fund would be unable to meet its obligations is remote and North American Funds believes that the risk of personal liability to shareholders is therefore also remote. SunAmerica Style Select Series is a corporation organized under Maryland law. In contrast to the laws governing Massachusetts business trusts as described above, there is no provision under Maryland law governing corporations providing for shareholder liability for the obligations of a corporation.

         Shareholder Inquiries
         ---------------------

         Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                               THE REORGANIZATIONS

General

         Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

         Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

         In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares in connection with the Reorganizations.

         Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

         Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

         If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

         The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

         Valuation of Assets and Liabilities
         -----------------------------------

         The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies -- Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the

Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

         Issuance and Distribution of Corresponding Shares
         -------------------------------------------------

         On the next full business day following the Valuation Time (the "Closing Date"), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

         Expenses
         --------

         All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

         Required Approvals
         ------------------

         The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

         Amendments and Conditions
         -------------------------

         The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

         Termination, Postponement and Waivers
         -------------------------------------

         Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

         In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

     .      Terms and conditions of the Reorganizations.

     . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

     . The historical performance records of the Acquired Funds and SunAmerica Multi-Cap Value Portfolio.

     . The gross and net expense ratios of the Acquired Funds and the SunAmerica Multi-Cap Value Portfolio before the Reorganizations, the anticipated gross and net expense ratios of the SunAmerica Small-Cap Growth Portfolio and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganization.

     . The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds.

     . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

     . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

     . The fact that SAAMCo has contractually agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

     . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

     . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

     . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

     . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

     . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

     . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

       The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations, including the potential benefits to shareholders from the multi-managed style of the Acquiring Funds. An advantage to shareholders of the NAF Mid Cap Value Fund identified by the NAF Board relates to the potential for reduced operating expenses over time due to economies of scale expected after the Reorganization. The net assets of the SunAmerica Multi-Cap Value Portfolio would increase by the amount of the net assets of the NAF Mid Cap Value Fund at the time of the Reorganization.

       The table below sets forth the total net assets of each of the Acquired Funds and each of the Acquiring Funds (for the share classes involved in the Reorganizations), in each case as of April 30, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date. The SunAmerica Small-Cap Growth Portfolio is newly created and has not yet commenced operations. Accordingly, it had no assets as of such date.


                                                   Total Net Assets
                                                 as of April 30, 2001

NAF Small Cap Growth Fund            SunAmerica Small-Cap Growth Portfolio       Pro Forma Combined Small-Cap
                                                                                 Growth Fund
  Class A         $6,010,061           Class A       N/A                         Class A         $   $6,010,061
  Class B        $13,129,968           Class B       N/A                         Class B         $   13,129,968
  Class C         $2,720,243           Class II      N/A                         Class II        $    2,720,243
  Institutional                             Total    N/A                         Class I         $   12,237,321
  Class I        $12,237,321                                                     Total           $   34,097,593
       Total     $34,097,593

NAF Mid Cap Value Fund               SunAmerica Multi-Cap Value Portfolio        Pro Forma Multi-Cap Value
  Class A         $3,652,499           Class A       $   53,250,400              Combined Fund
  Class B        $10,323,022           Class B       $   81,284,197              Class A         $   56,898,739
  Class C         $4,471,817           Class II      $   18,351,737              Class B         $   91,595,462
  Institutional                             Total    $  152,886,334              Class II        $   22,818,462
  Class I        $11,971,543                                                     Class I         $   11,957,909
       Total     $30,418,881                                                     Total           $  183,270,572

         The NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of both the SunAmerica Multi-Cap Value Portfolio and the NAF Mid Cap Value Fund, but the effect would be more significant in the case of shareholders of the NAF Mid Cap Value Fund. This is because the NAF Mid Cap Value Fund is smaller than the SunAmerica Multi-Cap Value Portfolio and will benefit more from potential economies of scale. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for both Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply. The net operating expenses of the Multi-Cap Value Combined Fund (on a pro forma basis, assuming the applicable Reorganization had been completed on April 30, 2001) would be the same as the NAF Mid Cap Value Fund after contractual expense waivers and fee reimbursements with respect to the Multi-Cap Value Combined Fund have been taken into account. The net operating expense ratio of the Small-Cap Growth Combined Fund (on a pro forma basis, assuming the applicable Reorganization had been completed on April 30, 2001) would be higher than the net operating expense ratio of the NAF Small Cap Growth Fund. However, AGAM is contractually obligated to provide the fee reductions and expense reimbursements with respect to the NAF Small Cap Growth Fund referenced in footnote 5 under "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements to the NAF Small Cap Growth Fund past this date. It should be noted that the Combined Fund expense waivers and fee reimbursements will continue indefinitely subject to termination by the SunAmerica Board, including a majority of the Independent Directors. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of April 30, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above. In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantage of eliminating the competition and duplication of effort inherent in marketing funds having similar investment objectives.

         Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Funds to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and the Acquiring Funds have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the policies and investment practices of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

         In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

         The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan.

         The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

         General
         -------

         Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a) of the Code. As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization,
(ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and each Acquiring Fund will be a "party to a reorganization,"
(iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for its shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

         An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

         To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains. Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

         Status as a Regulated Investment Company
         ----------------------------------------

         The Acquired Funds and SunAmerica Multi-Cap Value Portfolio have elected and qualified, and SunAmerica Small-Cap Growth Portfolio intends to qualify and continue to qualify, to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Combined Funds intend to operate or continue to operate so as to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

         Capitalization

         The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund (with respect to the share classes involved in the Reorganizations) as of April 30, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. As a newly created portfolio of SunAmerica Style Select Series, the SunAmerica Small-Cap Growth Portfolio had no assets as of such date.



                                                                                SunAmerica Small-Cap
                                  NAF Small Cap Growth Fund                        Growth Portfolio
                     ---------------------------------------------------   --------------------------------
                      Class A      Class B       Class C      Class I       Class A     Class B   Class II
                      -------      -------       -------      -------       -------     -------   --------
Total Net Assets     $6,010,061   $13,129,968   $2,720,243   $12,237,321      N/A         N/A        N/A

Shares Outstanding      434,662       981,464      203,251       882,940      N/A         N/A        N/A

Net Asset Value          $13.83        $13.38       $13.38        $13.86      N/A         N/A        N/A
  Per Share


                           Pro Forma Combined Small Cap Growth Fund
                     -----------------------------------------------------
                      Class A       Class B      Class II       Class I
                      -------       -------      --------       -------
Total Net Assets     $6,010,061   $13,129,968   $2,720,243    $12,237,321

Shares Outstanding      434,662       981,464      203,251        882,940

Net Asset Value          $13.83        $13.38       $13.38         $13.86
  Per Share


                                                                                           SunAmerica Multi-Cap
                                     NAF Mid Cap Value Fund                                   Value Portfolio
                     --------------------------------------------------------    ------------------------------------------
                      Class A        Class B         Class C        Class I        Class A         Class B       Class II
                      -------        -------         -------        -------        -------         -------       --------
Total Net Assets     $3,652,499     $10,323,022    $4,471,817     $11,971,543    $53,250,400     $81,284,197    $18,351,737

Shares Outstanding      260,542         755,803       328,483         855,550      3,313,648       5,226,165      1,180,181

Net Asset Value          $14.02          $13.66        $13.61          $13.99         $16.07          $15.55         $15.55
  Per Share



                               Pro Forma Combined Mid Cap Value Fund
                     -----------------------------------------------------------
                      Class A         Class B       Class III        Class I
                      -------         -------       ---------        -------
Total Net Assets     $56,898,739     $91,595,462     $22,818,462     $11,957,909

Shares Outstanding     3,540,676       5,889,269       1,467,430         741,114

Net Asset Value           $16.07          $15.55          $15.55          $16.07
  Per Share


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the applicable Reorganization.

                                     GENERAL
                                     -------

                       INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

         The Meeting will be held on November 7, 2001, at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210, at 10:00 a.m., Eastern time.

Solicitation, Revocation and Use of Proxies

         A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

         All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement and the respective Plan.

         It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

         Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.


                                                                                                     Institutional
                                   Class A Shares        Class B Shares        Class C Shares        Class I Shares
                                   --------------        --------------        --------------        --------------
NAF Small Cap Growth Fund
NAF Mid Cap Value Fund

Security Ownership of Certain Beneficial Owners and Management of the Funds

         To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:


                                                                                                          Percentage of Class
                                                                                                          of Shares After the
                                             Name and Address        Percentage of Class of Shares          Reorganization
             Name of Fund                     of Shareholder            and Type of Ownership             on a Pro Forma Basis*
             ------------                     --------------            ---------------------             ---------------------
NAF Small Cap Growth Fund                [Insert shareholder(s)]   [Insert % and type of ownership]        [Insert %]

NAF Mid Cap Value Fund                   [Insert shareholder(s)]   [Insert % and type of ownership]        [Insert %]

SunAmerica Small-Cap Growth Portfolio    [Insert shareholder(s)]   [Insert % and type of ownership]        [Insert %]

SunAmerica Multi-Cap Value Portfolio     [Insert shareholder(s)]   [Insert % and type of ownership]        [Insert %]

-----------------

* Assuming that [shareholder] owns the same number of shares of the [Fund] on the date of consummation of the applicable Reorganization as on August 31, 2001.

         At August 31, 2001, the directors and officers of North American Funds as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds.

         At August 31, 2001, the directors and officers of SunAmerica Style Select Series as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Style Select Series.

Voting Rights and Required Vote

         Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

         Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the New Investment Advisory Agreement or of the applicable Plan, as the case may be.

         A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

         The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

         The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $______ in the aggregate.

         AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain persons that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

         In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $2,000, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

         This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Style Select Series have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

         The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Style Select Series on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and
 ------------------
Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                                LEGAL PROCEEDINGS

         There are no material legal proceedings to which any of the Funds is a party.
                                 LEGAL OPINIONS

         Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Acquiring Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                     EXPERTS

         The financial highlights of the NAF Small Cap Growth Fund and Acquiring Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of ________________________ and the financial highlights of the NAF Mid Cap Value Fund included in this Proxy Statement and Prospectus have been so included in reliance on the reports of _____________________, each independent auditors, given on their authority as experts in auditing and accounting. The principal business address of ________________________ is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of _______________ is 787 Seventh Avenue, New York, New York 10019.

                              SHAREHOLDER PROPOSALS

         A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposals Nos. 2(a) and (b) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                                       By Order of the Board of Trustees of
                                       North American Funds

                                       John I. Fitzgerald


                                       -------------------------------------
                                       Secretary, North American Funds

                             SUBJECT TO COMPLETION
                      STATEMENT OF ADDITIONAL INFORMATION

                      SUNAMERICA STYLE SELECT SERIES, INC.
                         733 Third Avenue, Third Floor
                              New York, NY  10017
                                (800) 858-8850
                                   _________

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statements and Prospectuses (the "Proxy Statements and Prospectuses"), each dated September __, 2001, which have been filed with the Securities and Exchange Commission by SunAmerica Style Select Series, Inc. (sometimes referred to herein as "SunAmerica Style Select Series" or the "Registrant") with respect to the matters described in "General Information" below. Copies of the Proxy Statements and Prospectuses may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free (800) 858-8850. This Statement of Additional Information has been incorporated by reference into each Proxy Statement and Prospectus.

          Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statements and Prospectuses.

          Further information about the Acquiring Funds is contained in the Acquiring Fund's Prospectus and Statement of Additional Information, each dated September [20], 2001, and the Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the six months ended April 30, 2001. Further information about the Acquired Funds is contained in the Acquired Funds' Prospectuses and Statement of Additional Information, each dated March 1, 2001, the Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

          The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

          . The Statement of Additional Information of the Acquiring Funds, dated September [20], 2001.

          . The Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the year ended October 31, 2000.

          . The Semi-Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the six months ended April 30, 2001.

          . The Statement of Additional Information of the Acquired Funds, dated March 1, 2001.

          . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000.

          The date of this Statement of Additional Information is September ___, 2001.

          . The Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

          The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

                               TABLE OF CONTENTS
General Information................................................................................B-3

Financial Statements...............................................................................B-3

Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of April 30, 2001 for:

  NAF Mid Cap Value Fund and SunAmerica Multi-Cap Value Portfolio..................................B-5

Pro Forma Combined Statement of Operations (unaudited) as of April 30, 2001 for:

  NAF Mid Cap Value Fund and SunAmerica Multi-Cap Value Portfolio..................................B-7

Pro Forma Combined Schedule of Investments (unaudited) as of April 30, 2001 for:

  NAF Mid Cap Value Fund and SunAmerica Multi-Cap Value Portfolio..................................B-8

Notes to Pro Forma Financial Statements............................................................B-15

                              GENERAL INFORMATION

     The shareholders of each separate investment portfolio of North American Funds, a Massachusetts business trust, set forth below (each an "Acquired Fund," collectively, the "Acquired Funds"), are being asked to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects to the previous investment advisory agreement with AGAM. In addition, shareholders of the Acquired Funds are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and each investment portfolio of SunAmerica Style Select Series, a Maryland corporation, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

------------------------------------------------------------------------------------------------------------------
Acquired Fund                                                   Acquiring Fund
------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund (the "NAF Small Cap Growth Fund")         SunAmerica Small-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund (the "NAF Mid Cap Value Fund")               SunAmerica Multi-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization although the name of the class may be different. For example, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C.) The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

     A Joint Special Meeting of the Acquired Funds' shareholders to consider the New Investment Advisory Agreement and the Reorganizations will be held at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02110 on November 7, 2001, at 10:00 a.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is September [27], 2001.

For further information about the Reorganizations, see the Proxy Statements and Prospectuses.

                              FINANCIAL STATEMENTS

     Unaudited Pro forma financial statements reflecting consummation of each Reorganization are included herein.

Acquired Funds

     Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the Acquired Funds and the independent auditor's report thereon are incorporated herein by reference from the Acquired Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the Acquired Funds are incorporated herein by reference from the Acquired Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

Acquiring Funds

     Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the SunAmerica Multi-Cap Value Portfolio and the independent auditor's report thereon are incorporated herein by reference from the SunAmerica Multi-Cap Value Portfolio's Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the SunAmerica Multi-Cap Value Portfolio are incorporated herein by reference from the SunAmerica Multi-Cap Value Portfolio's Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

SUNAMERICA STYLE SELECT SERIES, INC. VALUE PORTFOLIO@
NORTH AMERICAN FUNDS MID CAP VALUE FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
(unaudited)

                                                                                                                 SunAmerica
                                                                           North American Funds           Style Select Series, Inc
                                                                               Mid Cap Value                       Value
                                                                                  Fund                           Portfolio
                                                                        -------------------------          -----------------------
ASSETS:
Investment securities, at value (identified cost  $26,247,546,
 $127,471,971, and $153,719,517, respectively)                                       $28,762,320                     $140,366,368
Short-term securities (identified cost $0,
$611,000, and $611,000, respectively)                                             -                                       611,000
Repurchase agreements (cost equals market)                                             1,367,000                       10,877,000
Cash                                                                                         494                          112,138
Receivable for investments sold                                                          549,480                        2,223,326
Receivable for shares sold                                                                47,559                          441,590
Interest and dividends receivable                                                         12,714                          193,376
Deferred organizational costs                                                     -                                         4,906
Prepaid expenses and other assets                                                         97,067                            1,679
                                                                        -------------------------          -----------------------
          Total assets                                                                30,836,634                      154,831,383
                                                                        -------------------------          -----------------------

LIABILITIES:
Payable for investments purchased                                                        385,788                          884,937
Payable for shares redeemed                                                                  123                          172,291
Investment advisory and management
  fees payable                                                                            15,978                          121,310
Distribution and service maintenance
  fees payable                                                                            14,546                           93,606
Payable for variation margin on futures
  contracts                                                                       -                                        21,057
Other accrued expenses                                                                     1,318                          222,809
Due to investment adviser                                                         -                                         3,681
                                                                        -------------------------          -----------------------
          Total liabilities                                                              417,753                        1,519,691
                                                                        -------------------------          -----------------------
                    Net assets                                                       $30,418,881                     $153,311,692
                                                                        =========================          =======================

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.0001, and  $.0001,  par value
 (1 billion shares authorized)                                                            $2,200                             $975
Paid-in capital                                                                       26,535,607                      140,999,669
                                                                        -------------------------          -----------------------
                                                                                      26,537,807                      141,000,644
Accumulated undistributed net
  investment income (loss)                                                               (75,095)                         121,143
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                          1,441,395                       (1,073,108)
Net unrealized appreciation (depreciation) on
   investments                                                                         2,514,774                       12,894,397
Net unrealized appreciation (depreciation on futures
  contracts                                                                       -                                       368,616
                                                                        -------------------------          -----------------------
                    Net assets                                                       $30,418,881                     $153,311,692
                                                                        =========================          =======================

                                                                                                                  Pro Forma
                                                                                Pro Forma                          Combined
                                                                               Adjustments                         (Note 1)
                                                                        ---------------------------        -------------------------
ASSETS:
Investment securities, at value (identified cost  $26,247,546,
 $127,471,971, and $153,719,517, respectively)                                      -                                  $169,128,688
Short-term securities (identified cost $0,
$611,000, and $611,000, respectively)                                               -                                       611,000
Repurchase agreements (cost equals market)                                          -                                    12,244,000
Cash                                                                                -                                       112,632
Receivable for investments sold                                                     -                                     2,772,806
Receivable for shares sold                                                          -                                       489,149
Interest and dividends receivable                                                   -                                       206,090
Deferred organizational costs                                                       -                                         4,906
Prepaid expenses and other assets                                                          (34,643)(A)                       64,103
                                                                        ---------------------------        -------------------------
          Total assets                                                                     (34,643)                     185,633,374
                                                                        ---------------------------        -------------------------

LIABILITIES:
Payable for investments purchased                                                   -                                     1,270,725
Payable for shares redeemed                                                         -                                       172,414
Investment advisory and management
  fees payable                                                                      -                                       137,288
Distribution and service maintenance
  fees payable                                                                      -                                       108,152
Payable for variation margin on futures
  contracts                                                                         -                                        21,057
Other accrued expenses                                                              -                                       224,127
Due to investment adviser                                                           -                                         3,681
                                                                        ---------------------------        -------------------------
          Total liabilities                                                                      0                        1,937,444
                                                                        ---------------------------        -------------------------
                    Net assets                                                            ($34,643)                    $183,695,930
                                                                        ===========================        =========================

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.0001, and  $.0001,  par value
 (1 billion shares authorized)                                                              (2,008)(B)                       $1,167
Paid-in capital                                                                              2,008 (B)                  167,537,284
                                                                        ---------------------------        -------------------------
                                                                                                 0                      167,538,451
Accumulated undistributed net
  investment income (loss)                                                                 (34,643)(A)                       11,405
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                       -                                       368,287
Net unrealized appreciation (depreciation) on
   investments                                                                      -                                    15,409,171
Net unrealized appreciation (depreciation on futures
  contracts                                                                         -                                       368,616
                                                                        ---------------------------        -------------------------
                    Net assets                                                            ($34,643)                    $183,695,930
                                                                        ===========================        =========================

SUNAMERICA STYLE SELECT SERIES, INC. VALUE PORTFOLIO@
NORTH AMERICAN FUNDS MID CAP VALUE FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
(unaudited)

                                                                                                                 SunAmerica
                                                                           North American Funds           Style Select Series, Inc
                                                                               Mid Cap Value                       Value
                                                                                  Fund                           Portfolio
                                                                        -------------------------          -----------------------


Class A:
     Net assets                                                                    $3,652,499                      $53,250,400
     Shares outstanding                                                               260,542                        3,313,648
     Net asset value and redemption price per
      share                                                                            $14.02                           $16.07
     Maximum sales charge (5.75% of offering
       price)                                                                            0.86                             0.98
                                                                        ----------------------          -----------------------
     Maximum offering price to public                                                  $14.88                           $17.05
                                                                        ======================          =======================
Class B:
     Net assets                                                                   $10,323,022                      $81,284,197
     Shares outstanding                                                               755,803                        5,226,165
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                                $13.66                           $15.55
                                                                        ======================          =======================

Class II:
     Net assets                                                                -                                   $18,351,737
     Shares outstanding                                                        -                                     1,180,181
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                   -                                        $15.55
     Maximum sales charge (1.00% of offering
       price)                                                                  -                                          0.16
                                                                        ----------------------          -----------------------
     Maximum offering price to public                                          -                                        $15.71
                                                                        ======================          =======================

Class Z:
     Net assets                                                                -                                      $425,358
     Shares outstanding                                                        -                                        25,970
      Net asset value, offering and redemption
       price per share                                                         -                                        $16.38
                                                                        ======================          =======================

Class C:
     Net assets                                                                    $4,471,817                     -
     Shares outstanding                                                               328,483                     -
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                                $13.61                     -
                                                                        ======================          =======================


Class I:
     Net assets                                                                   $11,971,543                     -
     Shares outstanding                                                               855,550                     -
     Net asset value, offering and redemption
      price per share                                                                  $13.99                   $16.07
                                                                        ======================          =======================



                                                                                                                  Pro Forma
                                                                                Pro Forma                          Combined
                                                                               Adjustments                         (Note 1)
                                                                        ---------------------------        -------------------------

Class A:
     Net assets                                                                        ($4,160)(A)             $56,898,739
     Shares outstanding                                                                (33,514)(B)               3,540,676
     Net asset value and redemption price per
      share                                                                                                         $16.07
     Maximum sales charge (5.75% of offering
       price)                                                                    -                                    0.98
                                                                        -----------------------        --------------------
     Maximum offering price to public                                            -                                  $17.05
                                                                        =======================        ====================
Class B:
     Net assets                                                                       ($11,757)(A)             $91,595,462
     Shares outstanding                                                                (92,699)(B)               5,889,269
     Net asset value, offering and redemption                                    -
      price per share (excluding any applicable
      contingent deferred sales charge)                                          -                                  $15.55
                                                                        =======================        ====================

Class II:
     Net assets                                                                     $4,466,725 (D)             $22,818,462
     Shares outstanding                                                                287,249 (B)(D)            1,467,430
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                     -                                  $15.55
     Maximum sales charge (1.00% of offering
       price)                                                                    -                                    0.16
                                                                        -----------------------        --------------------
     Maximum offering price to public                                            -                                  $15.71
                                                                        =======================        ====================

Class Z:
     Net assets                                                                  -                                $425,358
     Shares outstanding                                                          -                                  25,970
      Net asset value, offering and redemption
       price per share                                                           -                                  $16.38
                                                                        =======================        ====================

Class C:
     Net assets                                                                    ($4,471,817)(A)(D)                   $0
     Shares outstanding                                                               (328,483)(B)(D)                    0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                          -                           -
                                                                        =======================        ====================


Class I:
     Net assets                                                                       ($13,634)(A)             $11,957,909
     Shares outstanding                                                               (111,436)(B)(C)              744,114
     Net asset value, offering and redemption
      price per share                                                            -                                  $16.07
                                                                        =======================        ====================



@    To be renamed the SunAmerica Style Select Series, Inc. Multi-Cap Value
     Portfolio
(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Mid Cap Value Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Mid Cap Value shares for shares of SunAmerica Style Select Series, Inc. Value
(C) Class I shares will be offered on SunAmerica Style Select Series, Inc. Value and will assume the net asset value of Class A
(D) Class C shares of North American Funds Mid Cap Value will receive Class II shares of SunAmerica Style Select Series, Inc. Value

See Notes to Pro Forma Financial Statements

SUNAMERICA STYLE SELECT SERIES, INC. VALUE PORTFOLIO@
NORTH AMERICAN FUNDS MID CAP VALUE FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED APRIL 30, 2001
(unaudited)

                                                                                                                 SunAmerica
                                                                                   North American Funds   Style Select Series, Inc
                                                                                      Mid Cap Value                 Value
                                                                                           Fund                   Portfolio
                                                                                    -------------------       ------------------
INVESTMENT INCOME:
Income:
     Interest                                                                                  $94,530                 $610,162
     Dividends*                                                                                254,548                2,578,103
                                                                                    -------------------       ------------------
            Total investment income                                                            349,078                3,188,265
                                                                                    -------------------       ------------------
Expenses:
     Investment advisory and management fees                                                   255,003                1,472,840
     Distribution and service maintenance fees
        Class A                                                                                 12,714                  178,227
        Class B                                                                                 95,893                  793,802
        Class II                                                                                     0                  151,342
        Class C                                                                                 35,181                        0
        Class I                                                                                 28,984                        0
     Transfer agent fees and expenses                                                          154,484                        0
         Class A                                                                                     0                  158,072
         Class B                                                                                     0                  220,894
         Class II                                                                                    0                   41,906
         Class Z                                                                                     0                   21,345
         Class I                                                                                     0                        0
     Registration fees                                                                          20,320                        0
         Class A                                                                                     0                        0
         Class B                                                                                     0                        0
         Class II                                                                                    0                    7,687
         Class Z                                                                                     0                    6,157
         Class I                                                                                     0                        0
     Accounting/administration                                                                  31,882                        0
     Custodian fees and expenses                                                                15,706                  113,874
     Audit and  legal fees                                                                      11,286                   30,451
     Amortization of organizational expenses                                                         0                    8,979
     Miscellaneous expenses                                                                     14,504                   77,372
                                                                                    -------------------       ------------------
         Total expenses                                                                        675,957                3,282,948
         Less: expenses waived/reimbursed by investment adviser                                (98,014)                 (73,045)
         Less: custody credits earned on cash balances                                               0                   (2,230)
                                                                                    -------------------       ------------------
         Net expenses                                                                          577,943                3,207,673
                                                                                    -------------------       ------------------
Net investment income (loss)                                                                  (228,865)                 (19,408)
                                                                                    -------------------       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                      1,520,113                7,559,674
Net realized gain (loss) on futures and options contracts                                            0               (1,302,063)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                                       0                    2,463
Net change in unrealized appreciation/depreciation of
  investments                                                                                 (444,343)               1,104,721
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                         0                  395,584
                                                                                    -------------------       ------------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                                             1,075,770                7,760,379
                                                                                    -------------------       ------------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                           $846,905               $7,740,971
                                                                                    ===================       ==================

*Net of foreign withholding taxes on dividends of                                                   $0                   $5,475
                                                                                    ===================       ==================

                                                                                                                      Pro Forma
                                                                                           Pro Forma                   Combined
                                                                                          Adjustments                  (Note 1)
                                                                                       -----------------          ----------------
INVESTMENT INCOME:
Income:
     Interest                                                                                        $0                  $704,692
     Dividends*                                                                                       0                 2,832,651
                                                                                       -----------------          ----------------
            Total investment income                                                                   0                 3,537,343
                                                                                       -----------------          ----------------
Expenses:
     Investment advisory and management fees                                                     15,470 (E)             1,743,313
     Distribution and service maintenance fees
        Class A                                                                                       0                   190,941
        Class B                                                                                       0                   889,695
        Class II                                                                                 35,181 (D)               186,523
        Class C                                                                                 (35,181)(D)                     0
        Class I                                                                                       0                    28,984
     Transfer agent fees and expenses                                                          (154,484)(E)                     0
         Class A                                                                                 10,534 (E)               168,606
         Class B                                                                                 25,891 (E)               246,785
         Class II                                                                                10,554 (E)                52,460
         Class Z                                                                                      0                    21,345
         Class I                                                                                 35,940 (E)                35,940
     Registration fees                                                                          (20,320)(E)                     0
         Class A                                                                                 20,000 (E)                20,000
         Class B                                                                                 22,000 (E)                22,000
         Class II                                                                                 2,313 (E)                10,000
         Class Z                                                                                  1,343 (E)                 7,500
         Class I                                                                                  8,500 (E)                 8,500
     Accounting/administration                                                                  (31,882)(E)                     0
     Custodian fees and expenses                                                                (59,333)(E)                70,247
     Audit and  legal fees                                                                       (9,237)(F)                32,500
     Amortization of organizational expenses                                                          0                     8,979
     Miscellaneous expenses                                                                     (14,000)(F)                77,876
                                                                                       -----------------          ----------------
         Total expenses                                                                        (136,711)                3,822,194
         Less: expenses waived/reimbursed by investment adviser                                 143,385 (G)               (27,674)
         Less: custody credits earned on cash balances                                                0                    (2,230)
                                                                                       -----------------          ----------------
         Net expenses                                                                             6,674                 3,792,290
                                                                                       -----------------          ----------------
Net investment income (loss)                                                                     (6,674)                 (254,947)
                                                                                       -----------------          ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                               0                 9,079,787
Net realized gain (loss) on futures and options contracts                                             0                (1,302,063)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                                        0                     2,463
Net change in unrealized appreciation/depreciation of
  investments                                                                                         0                   660,378
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                          0                   395,584
                                                                                       -----------------          ----------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                                                      0                 8,836,149
                                                                                       -----------------          ----------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                             ($6,674)               $8,581,202
                                                                                       =================          ================

*Net of foreign withholding taxes on dividends of                                                    $0                    $5,475
                                                                                       =================          ================

(D) Class C shares of North American Funds Mid Cap Value will receive Class II shares of SunAmerica Style Select Series, Inc. Value
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F)  Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)


                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                     Coupon    Maturity Date
--------------   -------------   --------------------------------------------------------------------    ----------- --------------
                                                     COMMON STOCK
                                                     Aerospace & Military Technology
            -           5,500               5,500    Boeing Co.
        2,500           6,400               8,900    General Dynamics Corp.
                                                     Apparel & Textiles
            -          55,000              55,000    Intimate Brands, Inc., Class A
            -          18,556              18,556    Kellwood Co. (1)
                                                     Automotive
        9,900               -               9,900    AutoZone, Inc.
        5,800               -               5,800    Johnson Controls, Inc
       13,200          18,600              31,800    Lear Corp. +
                                                     Banks
            -          23,600              23,600    BancorpSouth, Inc.
            -          16,500              16,500    Bank of New York Co., Inc.
            -           6,400               6,400    Bank One Corp.
       10,000               -              10,000    BB&T Corp.
            -          26,682              26,682    Commerce Bancshares, Inc.
       14,200               -              14,200    Dime Bancorp, Inc.
            -          45,500              45,500    First Virginia Banks, Inc. (1)
            -           8,600               8,600    Fleetboston Financial Corp.
            -          12,400              12,400    Golden West Financial Corp.
       11,900               -              11,900    Greenpoint Financial Corp.
        4,100               -               4,100    M & T Bank Corp.
        9,100               -               9,100    SouthTrust Corp
            -           2,300               2,300    State Street Corp.
            -           9,600               9,600    UMB Financial Corp.
            -          35,810              35,810    Washington Federal, Inc.
                                                     Broadcasting & Media
            -          39,200              39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +
       27,900               -              27,900    Belo Corp.
        3,800               -               3,800    Cablevision Systems Corp., Class A +
       18,800               -              18,800    Cox Radio, Inc.
            -           2,400               2,400    Dow Jones & Co., Inc.
       11,200               -              11,200    Echostar Communications Corp., Class A
        9,500               -               9,500    Entercom Communications Corp. +
        4,900           9,300              14,200    Gannett Co., Inc.
       10,400               -              10,400    Knight Ridder, Inc
        4,200               -               4,200    Scripps (E.W) Co., Class A
            -           3,400               3,400    Tribune Co.
            -           9,200               9,200    Viacom, Inc., Class B +
        7,100               -               7,100    Westwood One, Inc.
            -             600                 600    WPP Group PLC ADR
                                                     Business Services
            -          20,600              20,600    HON  INDUSTRIES, Inc.
        4,700               -               4,700    Iron Mountain, Inc.
            -          14,900              14,900    KPMG Consulting, Inc. +
            -          15,800              15,800    R.R. Donnelley & Sons Co.
            -          20,300              20,300    United Parcel Service, Inc.
       14,900               -              14,900    Viad Corp.
       28,600               -              28,600    Waste Management, Inc.

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                  Mid Cap
    Value           Value            Combined                              Description                          Value         Value
--------------   -------------   ---------------------------------------------------------------------     ----------------- -------
                                                     COMMON STOCK                                                 94.5%      83.9%
                                                     Aerospace & Military Technology                               0.6%       0.6%
            -           5,500               5,500    Boeing Co.
        2,500           6,400               8,900    General Dynamics Corp.
                                                     Apparel & Textiles                                            0.0%       0.8%
            -          55,000              55,000    Intimate Brands, Inc., Class A
            -          18,556              18,556    Kellwood Co. (1)
                                                     Automotive                                                    4.0%       0.4%
        9,900               -               9,900    AutoZone, Inc.
        5,800               -               5,800    Johnson Controls, Inc
       13,200          18,600              31,800    Lear Corp. +
                                                     Banks                                                         6.5%       4.5%
            -          23,600              23,600    BancorpSouth, Inc.
            -          16,500              16,500    Bank of New York Co., Inc.
            -           6,400               6,400    Bank One Corp.
       10,000               -              10,000    BB&T Corp.
            -          26,682              26,682    Commerce Bancshares, Inc.
       14,200               -              14,200    Dime Bancorp, Inc.
            -          45,500              45,500    First Virginia Banks, Inc. (1)
            -           8,600               8,600    Fleetboston Financial Corp.
            -          12,400              12,400    Golden West Financial Corp.
       11,900               -              11,900    Greenpoint Financial Corp.
        4,100               -               4,100    M & T Bank Corp.
        9,100               -               9,100    SouthTrust Corp
            -           2,300               2,300    State Street Corp.
            -           9,600               9,600    UMB Financial Corp.
            -          35,810              35,810    Washington Federal, Inc.
                                                     Broadcasting & Media                                         11.0%       1.3%
            -          39,200              39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +
       27,900               -              27,900    Belo Corp.
        3,800               -               3,800    Cablevision Systems Corp., Class A +
       18,800               -              18,800    Cox Radio, Inc.
            -           2,400               2,400    Dow Jones & Co., Inc.
       11,200               -              11,200    Echostar Communications Corp., Class A
        9,500               -               9,500    Entercom Communications Corp. +
        4,900           9,300              14,200    Gannett Co., Inc.
       10,400               -              10,400    Knight Ridder, Inc
        4,200               -               4,200    Scripps (E.W) Co., Class A
            -           3,400               3,400    Tribune Co.
            -           9,200               9,200    Viacom, Inc., Class B +
        7,100               -               7,100    Westwood One, Inc.
            -             600                 600    WPP Group PLC ADR
                                                     Business Services                                             4.1%       1.5%
            -          20,600              20,600    HON  INDUSTRIES, Inc.
        4,700               -               4,700    Iron Mountain, Inc.
            -          14,900              14,900    KPMG Consulting, Inc. +
            -          15,800              15,800    R.R. Donnelley & Sons Co.
            -          20,300              20,300    United Parcel Service, Inc.
       14,900               -              14,900    Viad Corp.
       28,600               -              28,600    Waste Management, Inc.



                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                        Pro Forma
    Value           Value            Combined                              Description                                Combined
--------------   -------------   ----------------------------------------------------------------------------      ---------------
                                                     COMMON STOCK                                                           85.7%
                                                     Aerospace & Military Technology                                         0.6%
            -           5,500               5,500    Boeing Co.
        2,500           6,400               8,900    General Dynamics Corp.
                                                     Apparel & Textiles                                                      0.7%
            -          55,000              55,000    Intimate Brands, Inc., Class A
            -          18,556              18,556    Kellwood Co. (1)
                                                     Automotive                                                              1.0%
        9,900               -               9,900    AutoZone, Inc.
        5,800               -               5,800    Johnson Controls, Inc
       13,200          18,600              31,800    Lear Corp. +
                                                     Banks                                                                   4.8%
            -          23,600              23,600    BancorpSouth, Inc.
            -          16,500              16,500    Bank of New York Co., Inc.
            -           6,400               6,400    Bank One Corp.
       10,000               -              10,000    BB&T Corp.
            -          26,682              26,682    Commerce Bancshares, Inc.
       14,200               -              14,200    Dime Bancorp, Inc.
            -          45,500              45,500    First Virginia Banks, Inc. (1)
            -           8,600               8,600    Fleetboston Financial Corp.
            -          12,400              12,400    Golden West Financial Corp.
       11,900               -              11,900    Greenpoint Financial Corp.
        4,100               -               4,100    M & T Bank Corp.
        9,100               -               9,100    SouthTrust Corp
            -           2,300               2,300    State Street Corp.
            -           9,600               9,600    UMB Financial Corp.
            -          35,810              35,810    Washington Federal, Inc.
                                                     Broadcasting & Media                                                    2.9%
            -          39,200              39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +
       27,900               -              27,900    Belo Corp.
        3,800               -               3,800    Cablevision Systems Corp., Class A +
       18,800               -              18,800    Cox Radio, Inc.
            -           2,400               2,400    Dow Jones & Co., Inc.
       11,200               -              11,200    Echostar Communications Corp., Class A
        9,500               -               9,500    Entercom Communications Corp. +
        4,900           9,300              14,200    Gannett Co., Inc.
       10,400               -              10,400    Knight Ridder, Inc
        4,200               -               4,200    Scripps (E.W) Co., Class A
            -           3,400               3,400    Tribune Co.
            -           9,200               9,200    Viacom, Inc., Class B +
        7,100               -               7,100    Westwood One, Inc.
            -             600                 600    WPP Group PLC ADR
                                                     Business Services                                                       2.0%
            -          20,600              20,600    HON  INDUSTRIES, Inc.
        4,700               -               4,700    Iron Mountain, Inc.
            -          14,900              14,900    KPMG Consulting, Inc. +
            -          15,800              15,800    R.R. Donnelley & Sons Co.
            -          20,300              20,300    United Parcel Service, Inc.
       14,900               -              14,900    Viad Corp.
       28,600               -              28,600    Waste Management, Inc.



                  Principal/Shares                                                                             Market Value
-----------------------------------------------------                                                 -----------------------------
   Mid Cap                       Pro Forma                                                               Mid Cap
    Value         Value           Combined                              Description                       Value           Value
-------------- -------------  -------------------------------------------------------------------     -------------   -------------
                                            COMMON STOCK
                                            Aerospace & Military Technology
         -         5,500           5,500    Boeing Co.                                                       -         339,900
     2,500         6,400           8,900    General Dynamics Corp.                                     192,700         493,312
                                            Apparel & Textiles
         -        55,000          55,000    Intimate Brands, Inc., Class A                                   -         880,000
         -        18,556          18,556    Kellwood Co. (1)                                                 -         396,171
                                            Automotive
     9,900             -           9,900    AutoZone, Inc.                                             310,266               -
     5,800             -           5,800    Johnson Controls, Inc                                      419,920               -
    13,200        18,600          31,800    Lear Corp. +                                               475,200         669,600
                                            Banks
         -        23,600          23,600    BancorpSouth, Inc.                                               -         349,044
         -        16,500          16,500    Bank of New York Co., Inc.                                       -         828,300
         -         6,400           6,400    Bank One Corp.                                                   -         241,728
    10,000             -          10,000    BB&T Corp.                                                 354,200               -
         -        26,682          26,682    Commerce Bancshares, Inc.                                        -         904,520
    14,200             -          14,200    Dime Bancorp, Inc.                                         473,570               -
         -        45,500          45,500    First Virginia Banks, Inc. (1)                                   -       1,995,630
         -         8,600           8,600    Fleetboston Financial Corp.                                      -         329,982
         -        12,400          12,400    Golden West Financial Corp.                                      -         727,880
    11,900             -          11,900    Greenpoint Financial Corp.                                 437,920               -
     4,100             -           4,100    M & T Bank Corp.                                           293,355               -
     9,100             -           9,100    SouthTrust Corp                                            432,705               -
         -         2,300           2,300    State Street Corp.                                               -         238,694
         -         9,600           9,600    UMB Financial Corp.                                              -         354,720
         -        35,810          35,810    Washington Federal, Inc.                                         -         913,513
                                            Broadcasting & Media
         -        39,200          39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +                 -         627,200
    27,900             -          27,900    Belo Corp.                                                 492,156               -
     3,800             -           3,800    Cablevision Systems Corp., Class A +                       261,250               -
    18,800             -          18,800    Cox Radio, Inc.                                            485,040               -
         -         2,400           2,400    Dow Jones & Co., Inc.                                            -         130,248
    11,200             -          11,200    Echostar Communications Corp., Class A                     335,551               -
     9,500             -           9,500    Entercom Communications Corp. +                            433,390               -
     4,900         9,300          14,200    Gannett Co., Inc.                                          316,295         600,315
    10,400             -          10,400    Knight Ridder, Inc                                         563,160               -
     4,200             -           4,200    Scripps (E.W) Co., Class A                                 269,724               -
         -         3,400           3,400    Tribune Co.                                                      -         143,276
         -         9,200           9,200    Viacom, Inc., Class B +                                          -         478,952
     7,100             -           7,100    Westwood One, Inc.                                         186,375               -
         -           600             600    WPP Group PLC ADR                                                -          35,940
                                            Business Services
         -        20,600          20,600    HON  INDUSTRIES, Inc.                                            -         514,176
     4,700             -           4,700    Iron Mountain, Inc.                                        169,905               -
         -        14,900          14,900    KPMG Consulting, Inc. +                                          -         232,589
         -        15,800          15,800    R.R. Donnelley & Sons Co.                                        -         439,872
         -        20,300          20,300    United Parcel Service, Inc.                                      -       1,166,235
    14,900             -          14,900    Viad Corp.                                                 370,414               -
    28,600             -          28,600    Waste Management, Inc.                                     698,126               -


                  Principal/Shares                                                                              Market Value
-----------------------------------------------------                                                        ------------------
   Mid Cap                       Pro Forma                                                                        Pro Forma
    Value         Value           Combined                              Description                               Combined
-------------- -------------  -------------------------------------------------------------------                -----------
                                            COMMON STOCK
                                            Aerospace & Military Technology
         -         5,500           5,500    Boeing Co.                                                             339,900
     2,500         6,400           8,900    General Dynamics Corp.                                                 686,012
                                            Apparel & Textiles
         -        55,000          55,000    Intimate Brands, Inc., Class A                                         880,000
         -        18,556          18,556    Kellwood Co. (1)                                                       396,171
                                            Automotive
     9,900             -           9,900    AutoZone, Inc.                                                         310,266
     5,800             -           5,800    Johnson Controls, Inc                                                  419,920
    13,200        18,600          31,800    Lear Corp. +                                                         1,144,800
                                            Banks
         -        23,600          23,600    BancorpSouth, Inc.                                                     349,044
         -        16,500          16,500    Bank of New York Co., Inc.                                             828,300
         -         6,400           6,400    Bank One Corp.                                                         241,728
    10,000             -          10,000    BB&T Corp.                                                             354,200
         -        26,682          26,682    Commerce Bancshares, Inc.                                              904,520
    14,200             -          14,200    Dime Bancorp, Inc.                                                     473,570
         -        45,500          45,500    First Virginia Banks, Inc. (1)                                       1,995,630
         -         8,600           8,600    Fleetboston Financial Corp.                                            329,982
         -        12,400          12,400    Golden West Financial Corp.                                            727,880
    11,900             -          11,900    Greenpoint Financial Corp.                                             437,920
     4,100             -           4,100    M & T Bank Corp.                                                       293,355
     9,100             -           9,100    SouthTrust Corp                                                        432,705
         -         2,300           2,300    State Street Corp.                                                     238,694
         -         9,600           9,600    UMB Financial Corp.                                                    354,720
         -        35,810          35,810    Washington Federal, Inc.                                               913,513
                                            Broadcasting & Media
         -        39,200          39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +                       627,200
    27,900             -          27,900    Belo Corp.                                                             492,156
     3,800             -           3,800    Cablevision Systems Corp., Class A +                                   261,250
    18,800             -          18,800    Cox Radio, Inc.                                                        485,040
         -         2,400           2,400    Dow Jones & Co., Inc.                                                  130,248
    11,200             -          11,200    Echostar Communications Corp., Class A                                 335,551
     9,500             -           9,500    Entercom Communications Corp. +                                        433,390
     4,900         9,300          14,200    Gannett Co., Inc.                                                      916,610
    10,400             -          10,400    Knight Ridder, Inc                                                     563,160
     4,200             -           4,200    Scripps (E.W) Co., Class A                                             269,724
         -         3,400           3,400    Tribune Co.                                                            143,276
         -         9,200           9,200    Viacom, Inc., Class B +                                                478,952
     7,100             -           7,100    Westwood One, Inc.                                                     186,375
         -           600             600    WPP Group PLC ADR                                                       35,940
                                            Business Services
         -        20,600          20,600    HON  INDUSTRIES, Inc.                                                  514,176
     4,700             -           4,700    Iron Mountain, Inc.                                                    169,905
         -        14,900          14,900    KPMG Consulting, Inc. +                                                232,589
         -        15,800          15,800    R.R. Donnelley & Sons Co.                                              439,872
         -        20,300          20,300    United Parcel Service, Inc.                                          1,166,235
    14,900             -          14,900    Viad Corp.                                                             370,414
    28,600             -          28,600    Waste Management, Inc.                                                 698,126

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                  Coupon    Maturity Date
--------------   -------------   ------------------------------------------------------------------   ----------- --------------
                                                     Chemicals
        9,700          29,600              39,300    Air Products & Chemicals, Inc
        3,000               -               3,000    FMC Corp
            -          10,600              10,600    Monsanto Co. +
            -          11,300              11,300    Praxair, Inc
                                                     Communication Equipment
            -          25,800              25,800    Lucent Technologies, Inc.
            -          37,300              37,300    Tellabs, Inc. +
            -           7,400               7,400    Tycom Ltd. +
                                                     Computers & Business Equipment
       17,600               -              17,600    Apple Computer, Inc.
            -          33,600              33,600    Hewlett-Packard Co.
            -          13,100              13,100    International Business Machines Corp.
            -          40,800              40,800    Lexmark International Group, Inc., Class A +
            -           7,700               7,700    Pitney Bowes, Inc.
                                                     Computer Software
            -           9,000               9,000    Autodesk, Inc.
            -          26,900              26,900    BMC Software, Inc. +
       16,700          25,600              42,300    Cadence Design Systems, Inc. +
       12,100          10,600              22,700    Computer Associates International, Inc.
            -          25,500              25,500    Computer Sciences Corp +
            -          28,900              28,900    Compuware Corp. +
            -          13,900              13,900    First Data Corp.
            -           6,400               6,400    Novell, Inc. +
       29,900               -              29,900    Omnicare, Inc.
                                                     Drugs
            -          32,700              32,700    American Home Products Corp.
            -          48,000              48,000    Bristol-Myers Squibb Co.
        9,000               -               9,000    Cabot Corp
            -          10,600              10,600    Eli Lilly & Co.
            -          28,600              28,600    Merck & Co., Inc.
            -           2,700               2,700    Pharmacia Corp.
            -          22,900              22,900    Schering-Plough Corp.
                                                     Electric Utilities
        7,300               -               7,300    American Electric Power Co., Inc.
        7,300               -               7,300    Calpine Corp.+
        4,700               -               4,700    Dominion Resources, Inc.
        7,900               -               7,900    DPL, Inc.
        5,700               -               5,700    Entergy Corp.
        5,925           7,600              13,525    Exelon Corp.
        6,800               -               6,800    Reliant Energy, Inc.
       11,400               -              11,400    Teco Energy, Inc.
        8,700               -               8,700    Utilicorp United, Inc.
            -          20,500              20,500    Wisconsin Energy Corp.
                                                     Electrical Equipment
            -          85,700              85,700    Hubbell, Inc., Class B
            -           8,700               8,700    Parker Hannifin Corp
        1,400               -               1,400    Rudolph Technologies, Inc.
            -          17,000              17,000    SCI Systems, Inc. +
                                                     Electronics
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                            Mid Cap
    Value           Value            Combined                              Description                    Value          Value
--------------   -------------   ------------------------------------------------------------------  ----------------  ----------
                                                     Chemicals                                                  2.1%        1.4%
        9,700          29,600              39,300    Air Products & Chemicals, Inc
        3,000               -               3,000    FMC Corp
            -          10,600              10,600    Monsanto Co. +
            -          11,300              11,300    Praxair, Inc
                                                     Communication Equipment                                    0.0%        1.1%
            -          25,800              25,800    Lucent Technologies, Inc.
            -          37,300              37,300    Tellabs, Inc. +
            -           7,400               7,400    Tycom Ltd. +
                                                     Computers & Business Equipment                             1.5%        3.4%
       17,600               -              17,600    Apple Computer, Inc.
            -          33,600              33,600    Hewlett-Packard Co.
            -          13,100              13,100    International Business Machines Corp.
            -          40,800              40,800    Lexmark International Group, Inc., Class A +
            -           7,700               7,700    Pitney Bowes, Inc.
                                                     Computer Software                                          4.6%        2.6%
            -           9,000               9,000    Autodesk, Inc.
            -          26,900              26,900    BMC Software, Inc. +
       16,700          25,600              42,300    Cadence Design Systems, Inc. +
       12,100          10,600              22,700    Computer Associates International, Inc.
            -          25,500              25,500    Computer Sciences Corp +
            -          28,900              28,900    Compuware Corp. +
            -          13,900              13,900    First Data Corp.
            -           6,400               6,400    Novell, Inc. +
       29,900               -              29,900    Omnicare, Inc.
                                                     Drugs                                                      1.0%        5.7%
            -          32,700              32,700    American Home Products Corp.
            -          48,000              48,000    Bristol-Myers Squibb Co.
        9,000               -               9,000    Cabot Corp
            -          10,600              10,600    Eli Lilly & Co.
            -          28,600              28,600    Merck & Co., Inc.
            -           2,700               2,700    Pharmacia Corp.
            -          22,900              22,900    Schering-Plough Corp.
                                                     Electric Utilities                                         9.8%        0.6%
        7,300               -               7,300    American Electric Power Co., Inc.
        7,300               -               7,300    Calpine Corp.+
        4,700               -               4,700    Dominion Resources, Inc.
        7,900               -               7,900    DPL, Inc.
        5,700               -               5,700    Entergy Corp.
        5,925           7,600              13,525    Exelon Corp.
        6,800               -               6,800    Reliant Energy, Inc.
       11,400               -              11,400    Teco Energy, Inc.
        8,700               -               8,700    Utilicorp United, Inc.
            -          20,500              20,500    Wisconsin Energy Corp.
                                                     Electrical Equipment                                       0.2%        2.1%
            -          85,700              85,700    Hubbell, Inc., Class B
            -           8,700               8,700    Parker Hannifin Corp
        1,400               -               1,400    Rudolph Technologies, Inc.
            -          17,000              17,000    SCI Systems, Inc. +
                                                     Electronics                                                3.2%        1.8%
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                     Pro Forma
    Value           Value            Combined                              Description                            Combined
--------------   -------------   ----------------------------------------------------------------------------   --------------
                                                     Chemicals                                                           1.5%
        9,700          29,600              39,300    Air Products & Chemicals, Inc
        3,000               -               3,000    FMC Corp
            -          10,600              10,600    Monsanto Co. +
            -          11,300              11,300    Praxair, Inc
                                                     Communication Equipment                                             0.9%
            -          25,800              25,800    Lucent Technologies, Inc.
            -          37,300              37,300    Tellabs, Inc. +
            -           7,400               7,400    Tycom Ltd. +
                                                     Computers & Business Equipment                                      3.1%
       17,600               -              17,600    Apple Computer, Inc.
            -          33,600              33,600    Hewlett-Packard Co.
            -          13,100              13,100    International Business Machines Corp.
            -          40,800              40,800    Lexmark International Group, Inc., Class A +
            -           7,700               7,700    Pitney Bowes, Inc.
                                                     Computer Software                                                   2.9%
            -           9,000               9,000    Autodesk, Inc.
            -          26,900              26,900    BMC Software, Inc. +
       16,700          25,600              42,300    Cadence Design Systems, Inc. +
       12,100          10,600              22,700    Computer Associates International, Inc.
            -          25,500              25,500    Computer Sciences Corp +
            -          28,900              28,900    Compuware Corp. +
            -          13,900              13,900    First Data Corp.
            -           6,400               6,400    Novell, Inc. +
       29,900               -              29,900    Omnicare, Inc.
                                                     Drugs                                                               4.9%
            -          32,700              32,700    American Home Products Corp.
            -          48,000              48,000    Bristol-Myers Squibb Co.
        9,000               -               9,000    Cabot Corp
            -          10,600              10,600    Eli Lilly & Co.
            -          28,600              28,600    Merck & Co., Inc.
            -           2,700               2,700    Pharmacia Corp.
            -          22,900              22,900    Schering-Plough Corp.
                                                     Electric Utilities                                                  2.2%
        7,300               -               7,300    American Electric Power Co., Inc.
        7,300               -               7,300    Calpine Corp.+
        4,700               -               4,700    Dominion Resources, Inc.
        7,900               -               7,900    DPL, Inc.
        5,700               -               5,700    Entergy Corp.
        5,925           7,600              13,525    Exelon Corp.
        6,800               -               6,800    Reliant Energy, Inc.
       11,400               -              11,400    Teco Energy, Inc.
        8,700               -               8,700    Utilicorp United, Inc.
            -          20,500              20,500    Wisconsin Energy Corp.
                                                     Electrical Equipment                                                1.8%
            -          85,700              85,700    Hubbell, Inc., Class B
            -           8,700               8,700    Parker Hannifin Corp
        1,400               -               1,400    Rudolph Technologies, Inc.
            -          17,000              17,000    SCI Systems, Inc. +
                                                     Electronics                                                         2.0%
                  Principal/Shares                                                                              Market Value
-----------------------------------------------------                                                  -----------------------------
   Mid Cap                          Pro Forma                                                             Mid Cap
    Value           Value            Combined                              Description                     Value            Value
--------------   -------------   ----------------------------------------------------------------      ---------------  ------------
                                                 Chemicals
    9,700          29,600              39,300    Air Products & Chemicals, Inc                            417,003        1,272,504
    3,000               -               3,000    FMC Corp                                                 215,070                -
        -          10,600              10,600    Monsanto Co. +                                                 -          328,070
        -          11,300              11,300    Praxair, Inc                                                   -          534,829
                                                 Communication Equipment
        -          25,800              25,800    Lucent Technologies, Inc.                                      -          258,258
        -          37,300              37,300    Tellabs, Inc. +                                                -        1,309,603
        -           7,400               7,400    Tycom Ltd. +                                                   -          107,226
                                                 Computers & Business Equipment
   17,600               -              17,600    Apple Computer, Inc.                                     448,624                -
        -          33,600              33,600    Hewlett-Packard Co.                                            -          955,248
        -          13,100              13,100    International Business Machines Corp.                          -        1,508,334
        -          40,800              40,800    Lexmark International Group, Inc., Class A +                   -        2,506,344
        -           7,700               7,700    Pitney Bowes, Inc.                                             -          293,139
                                                 Computer Software
        -           9,000               9,000    Autodesk, Inc.                                                 -          313,740
        -          26,900              26,900    BMC Software, Inc. +                                           -          650,711
   16,700          25,600              42,300    Cadence Design Systems, Inc. +                           345,690          529,920
   12,100          10,600              22,700    Computer Associates International, Inc.                  389,499          341,214
        -          25,500              25,500    Computer Sciences Corp +                                       -          908,565
        -          28,900              28,900    Compuware Corp. +                                              -          297,092
        -          13,900              13,900    First Data Corp.                                               -          937,416
        -           6,400               6,400    Novell, Inc. +                                                 -           30,592
   29,900               -              29,900    Omnicare, Inc.                                           663,780                -
                                                 Drugs
        -          32,700              32,700    American Home Products Corp.                                   -        1,888,425
        -          48,000              48,000    Bristol-Myers Squibb Co.                                       -        2,688,000
    9,000               -               9,000    Cabot Corp                                               292,590                -
        -          10,600              10,600    Eli Lilly & Co.                                                -          901,000
        -          28,600              28,600    Merck & Co., Inc.                                              -        2,172,742
        -           2,700               2,700    Pharmacia Corp.                                                -          141,102
        -          22,900              22,900    Schering-Plough Corp.                                          -          882,566
                                                 Electric Utilities
    7,300               -               7,300    American Electric Power Co., Inc.                        360,182                -
    7,300               -               7,300    Calpine Corp.+                                           416,027                -
    4,700               -               4,700    Dominion Resources, Inc.                                 321,903                -
    7,900               -               7,900    DPL, Inc.                                                244,821                -
    5,700               -               5,700    Entergy Corp.                                            230,850                -
    5,925           7,600              13,525    Exelon Corp.                                             409,121          524,780
    6,800               -               6,800    Reliant Energy, Inc.                                     336,940                -
   11,400               -              11,400    Teco Energy, Inc.                                        364,686                -
    8,700               -               8,700    Utilicorp United, Inc.                                   307,110                -
        -          20,500              20,500    Wisconsin Energy Corp.                                         -          451,000
                                                 Electrical Equipment
        -          85,700              85,700    Hubbell, Inc., Class B                                         -        2,367,034
        -           8,700               8,700    Parker Hannifin Corp                                           -          405,594
    1,400               -               1,400    Rudolph Technologies, Inc.                                67,326                -
        -          17,000              17,000    SCI Systems, Inc. +                                            -          434,350
                                                 Electronics
                  Principal/Shares                                                                                 Market Value
-----------------------------------------------------                                                            ----------------
   Mid Cap                          Pro Forma                                                                        Pro Forma
    Value           Value            Combined                              Description                               Combined
--------------   -------------   ---------------------------------------------------------------------------     ----------------
                                                     Chemicals
        9,700          29,600              39,300    Air Products & Chemicals, Inc                                   1,689,507
        3,000               -               3,000    FMC Corp                                                          215,070
            -          10,600              10,600    Monsanto Co. +                                                    328,070
            -          11,300              11,300    Praxair, Inc                                                      534,829
                                                     Communication Equipment
            -          25,800              25,800    Lucent Technologies, Inc.                                         258,258
            -          37,300              37,300    Tellabs, Inc. +                                                 1,309,603
            -           7,400               7,400    Tycom Ltd. +                                                      107,226
                                                     Computers & Business Equipment
       17,600               -              17,600    Apple Computer, Inc.                                              448,624
            -          33,600              33,600    Hewlett-Packard Co.                                               955,248
            -          13,100              13,100    International Business Machines Corp.                           1,508,334
            -          40,800              40,800    Lexmark International Group, Inc., Class A +                    2,506,344
            -           7,700               7,700    Pitney Bowes, Inc.                                                293,139
                                                     Computer Software
            -           9,000               9,000    Autodesk, Inc.                                                    313,740
            -          26,900              26,900    BMC Software, Inc. +                                              650,711
       16,700          25,600              42,300    Cadence Design Systems, Inc. +                                    875,610
       12,100          10,600              22,700    Computer Associates International, Inc.                           730,713
            -          25,500              25,500    Computer Sciences Corp +                                          908,565
            -          28,900              28,900    Compuware Corp. +                                                 297,092
            -          13,900              13,900    First Data Corp.                                                  937,416
            -           6,400               6,400    Novell, Inc. +                                                     30,592
       29,900               -              29,900    Omnicare, Inc.                                                    663,780
                                                     Drugs
            -          32,700              32,700    American Home Products Corp.                                    1,888,425
            -          48,000              48,000    Bristol-Myers Squibb Co.                                        2,688,000
        9,000               -               9,000    Cabot Corp                                                        292,590
            -          10,600              10,600    Eli Lilly & Co.                                                   901,000
            -          28,600              28,600    Merck & Co., Inc.                                               2,172,742
            -           2,700               2,700    Pharmacia Corp.                                                   141,102
            -          22,900              22,900    Schering-Plough Corp.                                             882,566
                                                     Electric Utilities
        7,300               -               7,300    American Electric Power Co., Inc.                                 360,182
        7,300               -               7,300    Calpine Corp.+                                                    416,027
        4,700               -               4,700    Dominion Resources, Inc.                                          321,903
        7,900               -               7,900    DPL, Inc.                                                         244,821
        5,700               -               5,700    Entergy Corp.                                                     230,850
        5,925           7,600              13,525    Exelon Corp.                                                      933,901
        6,800               -               6,800    Reliant Energy, Inc.                                              336,940
       11,400               -              11,400    Teco Energy, Inc.                                                 364,686
        8,700               -               8,700    Utilicorp United, Inc.                                            307,110
            -          20,500              20,500    Wisconsin Energy Corp.                                            451,000
                                                     Electrical Equipment
            -          85,700              85,700    Hubbell, Inc., Class B                                          2,367,034
            -           8,700               8,700    Parker Hannifin Corp                                              405,594
        1,400               -               1,400    Rudolph Technologies, Inc.                                         67,326
            -          17,000              17,000    SCI Systems, Inc. +                                               434,350
                                                     Electronics

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                    Coupon    Maturity Date
--------------   -------------   ---------------------------------------------------------------------  ----------- --------------
            -          74,700              74,700    Agere Systems, Inc., Class A +
            -           7,568               7,568    Agilent Technologies, Inc. +
            -           2,800               2,800    Applied Materials, Inc. +
       15,600               -              15,600    Arrow Electronics, Inc.
            -           5,800               5,800    Intel Corp.
        1,400               -               1,400    KLA-Tencor Corp.
        3,900               -               3,900    Lam Research Corp.
            -           4,500               4,500    Micron Technology, Inc. +
            -           6,865               6,865    Molex, Inc.
            -          11,000              11,000    Motorola, Inc.
        1,300               -               1,300    Novellus Systems, Inc.
       10,900               -              10,900    Solectron Corp.
            -          15,900              15,900    Texas Instruments, Inc.
            -           6,700               6,700    Textron, Inc
                                                     Energy Services
            -           4,600               4,600    Cooper Cameron Corp.+
            -           8,900               8,900    Halliburton Co.
        6,900               -               6,900    Rowan Co., Inc.
            -           7,400               7,400    Schlumberger Ltd.
            -           8,700               8,700    Transocean Sedco Forex, Inc.
        4,600               -               4,600    Weatherford International, Inc.
            -               -                        Energy Sources
        4,500           3,900               8,400    Anadarko Petroleum Corp.
        4,500               -               4,500    Apache Corp.
        6,300               -               6,300    Burlington Resources, Inc.
            -           9,600               9,600    Chevron Corp (1)
            -           5,739               5,739    Devon Energy Corp.
        7,600               -               7,600    EOG Resources, Inc.
            -          18,600              18,600    Exxon Mobil Corp.
        6,600               -               6,600    Louis Dreyfus Natural Gas Corp.
            -           3,800               3,800    Millipore Corp.
        1,400               -               1,400    Mitchell Energy  Development Corp.
            -          45,300              45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR
        4,700               -               4,700    USX-Marathon Group
            -          18,700              18,700    Williams Cos., Inc.
        7,200               -               7,200    XTO Energy, Inc./Cross Timbers Oil Co.
                                                     Entertainment Products
            -          20,100              20,100    National Presto Industries, Inc.
                                                     Financial Services
            -          60,500              50,100    American Express Co.
        6,600               -               6,600    Astoria Financial Corp.
        6,000               -               6,000    Capital One Financial Corp.
            -          59,278              59,278    Citigroup, Inc.
            -          60,300              60,300    CNA Surety Corp.
       16,100           9,050              25,150    Dun & Bradstreet Corp. +
            -          18,600              18,600    Federal Home Loan Mortgage Corp.
        9,400               -               9,400    Federated Investors, Inc., Class B +
       15,300               -              15,300    Heller Financial, Inc.
            -          33,900              33,900    Household International, Inc.
        4,600               -               4,600    IndyMac Bancorp, Inc.

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                  Mid Cap
    Value           Value            Combined                              Description                          Value          Value
--------------   -------------   ------------------------------------------------------------------------  ----------------  -------
        -          74,700              74,700    Agere Systems, Inc., Class A +
        -           7,568               7,568    Agilent Technologies, Inc. +
        -           2,800               2,800    Applied Materials, Inc. +
   15,600               -              15,600    Arrow Electronics, Inc.
        -           5,800               5,800    Intel Corp.
    1,400               -               1,400    KLA-Tencor Corp.
    3,900               -               3,900    Lam Research Corp.
        -           4,500               4,500    Micron Technology, Inc. +
        -           6,865               6,865    Molex, Inc.
        -          11,000              11,000    Motorola, Inc.
    1,300               -               1,300    Novellus Systems, Inc.
   10,900               -              10,900    Solectron Corp.
        -          15,900              15,900    Texas Instruments, Inc.
        -           6,700               6,700    Textron, Inc
                                                 Energy Services                                                  1.6%        1.1%
        -           4,600               4,600    Cooper Cameron Corp.+
        -           8,900               8,900    Halliburton Co.
    6,900               -               6,900    Rowan Co., Inc.
        -           7,400               7,400    Schlumberger Ltd.
        -           8,700               8,700    Transocean Sedco Forex, Inc.
    4,600               -               4,600    Weatherford International, Inc.
        -               -                        Energy Sources                                                   6.3%        4.5%
    4,500           3,900               8,400    Anadarko Petroleum Corp.
    4,500               -               4,500    Apache Corp.
    6,300               -               6,300    Burlington Resources, Inc.
        -           9,600               9,600    Chevron Corp (1)
        -           5,739               5,739    Devon Energy Corp.
    7,600               -               7,600    EOG Resources, Inc.
        -          18,600              18,600    Exxon Mobil Corp.
    6,600               -               6,600    Louis Dreyfus Natural Gas Corp.
        -           3,800               3,800    Millipore Corp.
    1,400               -               1,400    Mitchell Energy  Development Corp.
        -          45,300              45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR
    4,700               -               4,700    USX-Marathon Group
        -          18,700              18,700    Williams Cos., Inc.
    7,200               -               7,200    XTO Energy, Inc./Cross Timbers Oil Co.
                                                 Entertainment Products                                           0.0%        0.4%
        -          20,100              20,100    National Presto Industries, Inc.
                                                 Financial Services                                               9.0%       12.5%
        -          60,500              50,100    American Express Co.
    6,600               -               6,600    Astoria Financial Corp.
    6,000               -               6,000    Capital One Financial Corp.
        -          59,278              59,278    Citigroup, Inc.
        -          60,300              60,300    CNA Surety Corp.
   16,100           9,050              25,150    Dun & Bradstreet Corp. +
        -          18,600              18,600    Federal Home Loan Mortgage Corp.
    9,400               -               9,400    Federated Investors, Inc., Class B +
   15,300               -              15,300    Heller Financial, Inc.
        -          33,900              33,900    Household International, Inc.
    4,600               -               4,600    IndyMac Bancorp, Inc.
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                          Pro Forma
    Value           Value            Combined                              Description                                 Combined
--------------   -------------   ----------------------------------------------------------------------------        --------------
            -          74,700              74,700    Agere Systems, Inc., Class A +
            -           7,568               7,568    Agilent Technologies, Inc. +
            -           2,800               2,800    Applied Materials, Inc. +
       15,600               -              15,600    Arrow Electronics, Inc.
            -           5,800               5,800    Intel Corp.
        1,400               -               1,400    KLA-Tencor Corp.
        3,900               -               3,900    Lam Research Corp.
            -           4,500               4,500    Micron Technology, Inc. +
            -           6,865               6,865    Molex, Inc.
            -          11,000              11,000    Motorola, Inc.
        1,300               -               1,300    Novellus Systems, Inc.
       10,900               -              10,900    Solectron Corp.
            -          15,900              15,900    Texas Instruments, Inc.
            -           6,700               6,700    Textron, Inc
                                                     Energy Services                                                          1.2%
            -           4,600               4,600    Cooper Cameron Corp.+
            -           8,900               8,900    Halliburton Co.
        6,900               -               6,900    Rowan Co., Inc.
            -           7,400               7,400    Schlumberger Ltd.
            -           8,700               8,700    Transocean Sedco Forex, Inc.
        4,600               -               4,600    Weatherford International, Inc.
            -               -                        Energy Sources                                                           4.8%
        4,500           3,900               8,400    Anadarko Petroleum Corp.
        4,500               -               4,500    Apache Corp.
        6,300               -               6,300    Burlington Resources, Inc.
            -           9,600               9,600    Chevron Corp (1)
            -           5,739               5,739    Devon Energy Corp.
        7,600               -               7,600    EOG Resources, Inc.
            -          18,600              18,600    Exxon Mobil Corp.
        6,600               -               6,600    Louis Dreyfus Natural Gas Corp.
            -           3,800               3,800    Millipore Corp.
        1,400               -               1,400    Mitchell Energy  Development Corp.
            -          45,300              45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR
        4,700               -               4,700    USX-Marathon Group
            -          18,700              18,700    Williams Cos., Inc.
        7,200               -               7,200    XTO Energy, Inc./Cross Timbers Oil Co.
                                                     Entertainment Products                                                   0.3%
            -          20,100              20,100    National Presto Industries, Inc.
                                                     Financial Services                                                      12.0%
            -          60,500              50,100    American Express Co.
        6,600               -               6,600    Astoria Financial Corp.
        6,000               -               6,000    Capital One Financial Corp.
            -          59,278              59,278    Citigroup, Inc.
            -          60,300              60,300    CNA Surety Corp.
       16,100           9,050              25,150    Dun & Bradstreet Corp. +
            -          18,600              18,600    Federal Home Loan Mortgage Corp.
        9,400               -               9,400    Federated Investors, Inc., Class B +
       15,300               -              15,300    Heller Financial, Inc.
            -          33,900              33,900    Household International, Inc.
        4,600               -               4,600    IndyMac Bancorp, Inc.
                  Principal/Shares                                                                               Market Value
-----------------------------------------------------                                                  -----------------------------
   Mid Cap                        Pro Forma                                                               Mid Cap
    Value          Value           Combined                              Description                       Value            Value
--------------  -------------  ----------------------------------------------------------------------  --------------- -------------
         -         74,700             74,700    Agere Systems, Inc., Class A +                                   -          522,900
         -          7,568              7,568    Agilent Technologies, Inc. +                                     -          295,228
         -          2,800              2,800    Applied Materials, Inc. +                                        -          152,880
    15,600              -             15,600    Arrow Electronics, Inc.                                    436,800                -
         -          5,800              5,800    Intel Corp.                                                      -          179,278
     1,400              -              1,400    KLA-Tencor Corp.                                            76,944                -
     3,900              -              3,900    Lam Research Corp.                                         115,440                -
         -          4,500              4,500    Micron Technology, Inc. +                                        -          204,210
         -          6,865              6,865    Molex, Inc.                                                      -          277,277
         -         11,000             11,000    Motorola, Inc.                                                   -          171,050
     1,300              -              1,300    Novellus Systems, Inc.                                      71,695                -
    10,900              -             10,900    Solectron Corp.                                            277,405                -
         -         15,900             15,900    Texas Instruments, Inc.                                          -          615,330
         -          6,700              6,700    Textron, Inc                                                     -          355,234
                                                Energy Services
         -          4,600              4,600    Cooper Cameron Corp.+                                            -          290,076
         -          8,900              8,900    Halliburton Co.                                                  -          384,569
     6,900              -              6,900    Rowan Co., Inc.                                            229,011                -
         -          7,400              7,400    Schlumberger Ltd.                                                -          490,620
         -          8,700              8,700    Transocean Sedco Forex, Inc.                                     -          472,236
     4,600              -              4,600    Weatherford International, Inc.                            267,858                -
         -              -                       Energy Sources
     4,500          3,900              8,400    Anadarko Petroleum Corp.                                   290,790          252,018
     4,500              -              4,500    Apache Corp.                                               287,820                -
     6,300              -              6,300    Burlington Resources, Inc.                                 297,423                -
         -          9,600              9,600    Chevron Corp (1)                                                 -          926,976
         -          5,739              5,739    Devon Energy Corp.                                               -          338,658
     7,600              -              7,600    EOG Resources, Inc.                                        352,564                -
         -         18,600             18,600    Exxon Mobil Corp.                                                -        1,647,960
     6,600              -              6,600    Louis Dreyfus Natural Gas Corp.                            251,460                -
         -          3,800              3,800    Millipore Corp.                                                  -          217,930
     1,400              -              1,400    Mitchell Energy  Development Corp.                          77,700                -
         -         45,300             45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR                 -        2,696,709
     4,700              -              4,700    USX-Marathon Group                                         150,212                -
         -         18,700             18,700    Williams Cos., Inc.                                              -          788,579
     7,200              -              7,200    XTO Energy, Inc./Cross Timbers Oil Co.                     195,480                -
                                                Entertainment Products
         -         20,100             20,100    National Presto Industries, Inc.                                 -          567,825
                                                Financial Services
         -         60,500             50,100    American Express Co.                                             -        2,567,620
     6,600              -              6,600    Astoria Financial Corp.                                    381,876                -
     6,000              -              6,000    Capital One Financial Corp.                                377,160                -
         -         59,278             59,278    Citigroup, Inc.                                                  -        2,913,514
         -         60,300             60,300    CNA Surety Corp.                                                 -          823,095
    16,100          9,050             25,150    Dun & Bradstreet Corp. +                                   447,097          251,319
         -         18,600             18,600    Federal Home Loan Mortgage Corp.                                 -        1,223,880
     9,400              -              9,400    Federated Investors, Inc., Class B +                       274,010                -
    15,300              -             15,300    Heller Financial, Inc.                                     488,223                -
         -         33,900             33,900    Household International, Inc.                                    -        2,170,278
     4,600              -              4,600    IndyMac Bancorp, Inc.                                      105,340                -

                  Principal/Shares                                                                                  Market Value
-----------------------------------------------------                                                            ------------------
   Mid Cap                          Pro Forma                                                                        Pro Forma
    Value           Value            Combined                              Description                                Combined
--------------   -------------   ----------------------------------------------------------------------------     -----------------
            -          74,700              74,700    Agere Systems, Inc., Class A +                                        522,900
            -           7,568               7,568    Agilent Technologies, Inc. +                                          295,228
            -           2,800               2,800    Applied Materials, Inc. +                                             152,880
       15,600               -              15,600    Arrow Electronics, Inc.                                               436,800
            -           5,800               5,800    Intel Corp.                                                           179,278
        1,400               -               1,400    KLA-Tencor Corp.                                                       76,944
        3,900               -               3,900    Lam Research Corp.                                                    115,440
            -           4,500               4,500    Micron Technology, Inc. +                                             204,210
            -           6,865               6,865    Molex, Inc.                                                           277,277
            -          11,000              11,000    Motorola, Inc.                                                        171,050
        1,300               -               1,300    Novellus Systems, Inc.                                                 71,695
       10,900               -              10,900    Solectron Corp.                                                       277,405
            -          15,900              15,900    Texas Instruments, Inc.                                               615,330
            -           6,700               6,700    Textron, Inc                                                          355,234
                                                     Energy Services
            -           4,600               4,600    Cooper Cameron Corp.+                                                 290,076
            -           8,900               8,900    Halliburton Co.                                                       384,569
        6,900               -               6,900    Rowan Co., Inc.                                                       229,011
            -           7,400               7,400    Schlumberger Ltd.                                                     490,620
            -           8,700               8,700    Transocean Sedco Forex, Inc.                                          472,236
        4,600               -               4,600    Weatherford International, Inc.                                       267,858
            -               -                        Energy Sources
        4,500           3,900               8,400    Anadarko Petroleum Corp.                                              542,808
        4,500               -               4,500    Apache Corp.                                                          287,820
        6,300               -               6,300    Burlington Resources, Inc.                                            297,423
            -           9,600               9,600    Chevron Corp (1)                                                      926,976
            -           5,739               5,739    Devon Energy Corp.                                                    338,658
        7,600               -               7,600    EOG Resources, Inc.                                                   352,564
            -          18,600              18,600    Exxon Mobil Corp.                                                   1,647,960
        6,600               -               6,600    Louis Dreyfus Natural Gas Corp.                                       251,460
            -           3,800               3,800    Millipore Corp.                                                       217,930
        1,400               -               1,400    Mitchell Energy  Development Corp.                                     77,700
            -          45,300              45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR                    2,696,709
        4,700               -               4,700    USX-Marathon Group                                                    150,212
            -          18,700              18,700    Williams Cos., Inc.                                                   788,579
        7,200               -               7,200    XTO Energy, Inc./Cross Timbers Oil Co.                                195,480
                                                     Entertainment Products
            -          20,100              20,100    National Presto Industries, Inc.                                      567,825
                                                     Financial Services
            -          60,500              50,100    American Express Co.                                                2,567,620
        6,600               -               6,600    Astoria Financial Corp.                                               381,876
        6,000               -               6,000    Capital One Financial Corp.                                           377,160
            -          59,278              59,278    Citigroup, Inc.                                                     2,913,514
            -          60,300              60,300    CNA Surety Corp.                                                      823,095
       16,100           9,050              25,150    Dun & Bradstreet Corp. +                                              698,416
            -          18,600              18,600    Federal Home Loan Mortgage Corp.                                    1,223,880
        9,400               -               9,400    Federated Investors, Inc., Class B +                                  274,010
       15,300               -              15,300    Heller Financial, Inc.                                                488,223
            -          33,900              33,900    Household International, Inc.                                       2,170,278
        4,600               -               4,600    IndyMac Bancorp, Inc.                                                 105,340

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                    Coupon    Maturity Date
--------------   -------------   --------------------------------------------------------------------   ----------- ---------------
        9,300               -               9,300    John Hancock Financial Services, Inc. +
            -          19,950              19,950    JP Morgan Chase & Co.
        9,800          10,500              20,300    Moody's Corp.
            -          24,820              12,120    Morgan Stanley Dean Witter & Co.
            -          26,400              26,400    Providian Financial Corp.
            -          10,400              10,400    Stilwell Financial, Inc.
            -          32,800              32,800    Student Loan Corp.
            -           3,700               3,700    USA Education, Inc.
            -          43,700              43,700    Wells Fargo Co.
                                                     Food, Beverage & Tobacco
            -           5,800               5,800    Anheuser-Busch Cos., Inc.
            -          22,100              22,100    Campbell Soup Co.
            -          19,400              19,400    H.J. Heinz & Co.
            -          36,700              36,700    Philip Morris Cos., Inc.
       15,700               -              15,700    Sara Lee Corp
            -          17,700              17,700    UST, Inc.
                                                     Forest Products
            -          20,700              20,700    Sealed Air Corp. +
            -          21,400              21,400    Rayonier, Inc.
                                                     Gas & Pipeline Utilities
            -          75,700              75,700    AGL Resources, Inc.
            -           4,400               4,400    El Paso Corp.
            -           1,800               1,800    Kinder Morgan, Inc.
            -          62,100              62,100    Northwest Natural Gas Co.
            -          56,700              56,700    Piedmont Natural Gas, Inc.
            -          79,900              79,900    WGL Holdings, Inc.
                                                     Health Services
       21,400               -              21,400    Bergen Brunswig Corp., Class A
        4,800               -               4,800    Tenet Healthcare Corp.
                                                     Household Products
            -          53,200              53,200    Clorox Co.
            -          22,900              22,900    Gillette Co.
            -          26,900              26,900    International Flavors & Fragrances, Inc.
            -           9,200               9,200    Kimberly-Clark Corp.
            -          35,800              35,800    Procter & Gamble Co.
                                                     Housing
            -           9,000               9,000    Black & Decker Corp.
            -          42,900              42,900    York International Corp.
                                                     Insurance
        5,150               -               5,150    AMBAC Financial Group, Inc.
            -           6,234               6,234    American International Group, Inc. (2)
            -          17,200              17,200    Aon Corp.
       34,900               -              34,900    Cendant Corp.
        5,100           6,200              11,300    Chubb Corp.
            -           7,600               7,600    CIGNA Corp.
            -          32,400              32,400    Horace Mann Educators Corp.
        1,600               -               1,600    Lennar Corp.
        8,200           5,000              13,200    Loews Corp.
        4,350               -               4,350    MBIA, Inc.

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                               Mid Cap
    Value           Value            Combined                              Description                       Value          Value
--------------   -------------   --------------------------------------------------------------------   ----------------  ----------
        9,300               -               9,300    John Hancock Financial Services, Inc. +
            -          19,950              19,950    JP Morgan Chase & Co.
        9,800          10,500              20,300    Moody's Corp.
            -          24,820              12,120    Morgan Stanley Dean Witter & Co.
            -          26,400              26,400    Providian Financial Corp.
            -          10,400              10,400    Stilwell Financial, Inc.
            -          32,800              32,800    Student Loan Corp.
            -           3,700               3,700    USA Education, Inc.
            -          43,700              43,700    Wells Fargo Co.
                                                     Food, Beverage & Tobacco                                      1.0%        2.6%
            -           5,800               5,800    Anheuser-Busch Cos., Inc.
            -          22,100              22,100    Campbell Soup Co.
            -          19,400              19,400    H.J. Heinz & Co.
            -          36,700              36,700    Philip Morris Cos., Inc.
       15,700               -              15,700    Sara Lee Corp
            -          17,700              17,700    UST, Inc.
                                                     Forest Products                                               0.0%        1.1%
            -          20,700              20,700    Sealed Air Corp. +
            -          21,400              21,400    Rayonier, Inc.
                                                     Gas & Pipeline Utilities                                      0.0%        5.1%
            -          75,700              75,700    AGL Resources, Inc.
            -           4,400               4,400    El Paso Corp.
            -           1,800               1,800    Kinder Morgan, Inc.
            -          62,100              62,100    Northwest Natural Gas Co.
            -          56,700              56,700    Piedmont Natural Gas, Inc.
            -          79,900              79,900    WGL Holdings, Inc.
                                                     Health Services                                               2.0%        0.0%
       21,400               -              21,400    Bergen Brunswig Corp., Class A
        4,800               -               4,800    Tenet Healthcare Corp.
                                                     Household Products                                            0.0%        3.7%
            -          53,200              53,200    Clorox Co.
            -          22,900              22,900    Gillette Co.
            -          26,900              26,900    International Flavors & Fragrances, Inc.
            -           9,200               9,200    Kimberly-Clark Corp.
            -          35,800              35,800    Procter & Gamble Co.
                                                     Housing                                                       0.0%        1.1%
            -           9,000               9,000    Black & Decker Corp.
            -          42,900              42,900    York International Corp.
                                                     Insurance                                                     9.8%        3.4%
        5,150               -               5,150    AMBAC Financial Group, Inc.
            -           6,234               6,234    American International Group, Inc. (2)
            -          17,200              17,200    Aon Corp.
       34,900               -              34,900    Cendant Corp.
        5,100           6,200              11,300    Chubb Corp.
            -           7,600               7,600    CIGNA Corp.
            -          32,400              32,400    Horace Mann Educators Corp.
        1,600               -               1,600    Lennar Corp.
        8,200           5,000              13,200    Loews Corp.
        4,350               -               4,350    MBIA, Inc.
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                   Pro Forma
    Value           Value            Combined                              Description                          Combined
--------------   -------------   -----------------------------------------------------------------------      --------------
        9,300               -               9,300    John Hancock Financial Services, Inc. +
            -          19,950              19,950    JP Morgan Chase & Co.
        9,800          10,500              20,300    Moody's Corp.
            -          24,820              12,120    Morgan Stanley Dean Witter & Co.
            -          26,400              26,400    Providian Financial Corp.
            -          10,400              10,400    Stilwell Financial, Inc.
            -          32,800              32,800    Student Loan Corp.
            -           3,700               3,700    USA Education, Inc.
            -          43,700              43,700    Wells Fargo Co.
                                                     Food, Beverage & Tobacco                                          2.4%
            -           5,800               5,800    Anheuser-Busch Cos., Inc.
            -          22,100              22,100    Campbell Soup Co.
            -          19,400              19,400    H.J. Heinz & Co.
            -          36,700              36,700    Philip Morris Cos., Inc.
       15,700               -              15,700    Sara Lee Corp
            -          17,700              17,700    UST, Inc.
                                                     Forest Products                                                   0.9%
            -          20,700              20,700    Sealed Air Corp. +
            -          21,400              21,400    Rayonier, Inc.
                                                     Gas & Pipeline Utilities                                          4.3%
            -          75,700              75,700    AGL Resources, Inc.
            -           4,400               4,400    El Paso Corp.
            -           1,800               1,800    Kinder Morgan, Inc.
            -          62,100              62,100    Northwest Natural Gas Co.
            -          56,700              56,700    Piedmont Natural Gas, Inc.
            -          79,900              79,900    WGL Holdings, Inc.
                                                     Health Services                                                   0.3%
       21,400               -              21,400    Bergen Brunswig Corp., Class A
        4,800               -               4,800    Tenet Healthcare Corp.
                                                     Household Products                                                3.1%
            -          53,200              53,200    Clorox Co.
            -          22,900              22,900    Gillette Co.
            -          26,900              26,900    International Flavors & Fragrances, Inc.
            -           9,200               9,200    Kimberly-Clark Corp.
            -          35,800              35,800    Procter & Gamble Co.
                                                     Housing                                                           0.9%
            -           9,000               9,000    Black & Decker Corp.
            -          42,900              42,900    York International Corp.
                                                     Insurance                                                         4.5%
        5,150               -               5,150    AMBAC Financial Group, Inc.
            -           6,234               6,234    American International Group, Inc. (2)
            -          17,200              17,200    Aon Corp.
       34,900               -              34,900    Cendant Corp.
        5,100           6,200              11,300    Chubb Corp.
            -           7,600               7,600    CIGNA Corp.
            -          32,400              32,400    Horace Mann Educators Corp.
        1,600               -               1,600    Lennar Corp.
        8,200           5,000              13,200    Loews Corp.
        4,350               -               4,350    MBIA, Inc.
                  Principal/Shares                                                                             Market Value
-----------------------------------------------------                                                   ----------------------------
   Mid Cap                        Pro Forma                                                              Mid Cap
    Value          Value           Combined                              Description                      Value            Value
--------------  -------------  --------------------------------------------------------------------   ---------------   ------------
    9,300              -              9,300    John Hancock Financial Services, Inc. +                   345,495                  -
        -         19,950             19,950    JP Morgan Chase & Co.                                           -            957,201
    9,800         10,500             20,300    Moody's Corp.                                             307,720            329,700
        -         24,820             12,120    Morgan Stanley Dean Witter & Co.                                -          1,558,448
        -         26,400             26,400    Providian Financial Corp.                                       -          1,407,120
        -         10,400             10,400    Stilwell Financial, Inc.                                        -            306,488
        -         32,800             32,800    Student Loan Corp.                                              -          2,394,400
        -          3,700              3,700    USA Education, Inc.                                             -            263,070
        -         43,700             43,700    Wells Fargo Co.                                                 -          2,052,589
                                               Food, Beverage & Tobacco
        -          5,800              5,800    Anheuser-Busch Cos., Inc.                                       -            231,942
        -         22,100             22,100    Campbell Soup Co.                                               -            672,724
        -         19,400             19,400    H.J. Heinz & Co.                                                -            759,510
        -         36,700             36,700    Philip Morris Cos., Inc.                                        -          1,839,037
   15,700              -             15,700    Sara Lee Corp                                             312,587                  -
        -         17,700             17,700    UST, Inc.                                                       -            532,770
                                               Forest Products
        -         20,700             20,700    Sealed Air Corp. +                                              -            803,160
        -         21,400             21,400    Rayonier, Inc.                                                  -            938,390
                                               Gas & Pipeline Utilities
        -         75,700             75,700    AGL Resources, Inc.                                             -          1,729,745
        -          4,400              4,400    El Paso Corp.                                                   -            302,720
        -          1,800              1,800    Kinder Morgan, Inc.                                             -            105,660
        -         62,100             62,100    Northwest Natural Gas Co.                                       -          1,378,620
        -         56,700             56,700    Piedmont Natural Gas, Inc.                                      -          2,015,685
        -         79,900             79,900    WGL Holdings, Inc.                                              -          2,285,140
                                               Health Services
   21,400              -             21,400    Bergen Brunswig Corp., Class A                            391,620                  -
    4,800              -              4,800    Tenet Healthcare Corp.                                    214,272                  -
                                               Household Products
        -         53,200             53,200    Clorox Co.                                                      -          1,693,356
        -         22,900             22,900    Gillette Co.                                                    -            649,444
        -         26,900             26,900    International Flavors & Fragrances, Inc.                        -            664,968
        -          9,200              9,200    Kimberly-Clark Corp.                                            -            546,480
        -         35,800             35,800    Procter & Gamble Co.                                            -          2,149,790
                                               Housing
        -          9,000              9,000    Black & Decker Corp.                                            -            358,740
        -         42,900             42,900    York International Corp.                                        -          1,296,009
                                               Insurance
    5,150              -              5,150    AMBAC Financial Group, Inc.                               277,122                  -
        -          6,234              6,234    American International Group, Inc. (2)                          -            509,941
        -         17,200             17,200    Aon Corp.                                                       -            571,728
   34,900              -             34,900    Cendant Corp.                                             619,126                  -
    5,100          6,200             11,300    Chubb Corp.                                               340,425            413,850
        -          7,600              7,600    CIGNA Corp.                                                     -            810,920
        -         32,400             32,400    Horace Mann Educators Corp.                                     -            549,504
    1,600              -              1,600    Lennar Corp.                                               70,032                  -
    8,200          5,000             13,200    Loews Corp.                                               552,762            337,050
    4,350              -              4,350    MBIA, Inc.                                                208,148                  -

                  Principal/Shares                                                                                 Market Value
-----------------------------------------------------                                                            -----------------
   Mid Cap                          Pro Forma                                                                       Pro Forma
    Value           Value            Combined                              Description                               Combined
--------------   -------------   ----------------------------------------------------------------------------    -----------------
        9,300               -               9,300    John Hancock Financial Services, Inc. +                              345,495
            -          19,950              19,950    JP Morgan Chase & Co.                                                957,201
        9,800          10,500              20,300    Moody's Corp.                                                        637,420
            -          24,820              12,120    Morgan Stanley Dean Witter & Co.                                   1,558,448
            -          26,400              26,400    Providian Financial Corp.                                          1,407,120
            -          10,400              10,400    Stilwell Financial, Inc.                                             306,488
            -          32,800              32,800    Student Loan Corp.                                                 2,394,400
            -           3,700               3,700    USA Education, Inc.                                                  263,070
            -          43,700              43,700    Wells Fargo Co.                                                    2,052,589
                                                     Food, Beverage & Tobacco
            -           5,800               5,800    Anheuser-Busch Cos., Inc.                                            231,942
            -          22,100              22,100    Campbell Soup Co.                                                    672,724
            -          19,400              19,400    H.J. Heinz & Co.                                                     759,510
            -          36,700              36,700    Philip Morris Cos., Inc.                                           1,839,037
       15,700               -              15,700    Sara Lee Corp                                                        312,587
            -          17,700              17,700    UST, Inc.                                                            532,770
                                                     Forest Products
            -          20,700              20,700    Sealed Air Corp. +                                                   803,160
            -          21,400              21,400    Rayonier, Inc.                                                       938,390
                                                     Gas & Pipeline Utilities
            -          75,700              75,700    AGL Resources, Inc.                                                1,729,745
            -           4,400               4,400    El Paso Corp.                                                        302,720
            -           1,800               1,800    Kinder Morgan, Inc.                                                  105,660
            -          62,100              62,100    Northwest Natural Gas Co.                                          1,378,620
            -          56,700              56,700    Piedmont Natural Gas, Inc.                                         2,015,685
            -          79,900              79,900    WGL Holdings, Inc.                                                 2,285,140
                                                     Health Services
       21,400               -              21,400    Bergen Brunswig Corp., Class A                                       391,620
        4,800               -               4,800    Tenet Healthcare Corp.                                               214,272
                                                     Household Products
            -          53,200              53,200    Clorox Co.                                                         1,693,356
            -          22,900              22,900    Gillette Co.                                                         649,444
            -          26,900              26,900    International Flavors & Fragrances, Inc.                             664,968
            -           9,200               9,200    Kimberly-Clark Corp.                                                 546,480
            -          35,800              35,800    Procter & Gamble Co.                                               2,149,790
                                                     Housing
            -           9,000               9,000    Black & Decker Corp.                                                 358,740
            -          42,900              42,900    York International Corp.                                           1,296,009
                                                     Insurance
        5,150               -               5,150    AMBAC Financial Group, Inc.                                          277,122
            -           6,234               6,234    American International Group, Inc. (2)                               509,941
            -          17,200              17,200    Aon Corp.                                                            571,728
       34,900               -              34,900    Cendant Corp.                                                        619,126
        5,100           6,200              11,300    Chubb Corp.                                                          754,275
            -           7,600               7,600    CIGNA Corp.                                                          810,920
            -          32,400              32,400    Horace Mann Educators Corp.                                          549,504
        1,600               -               1,600    Lennar Corp.                                                          70,032
        8,200           5,000              13,200    Loews Corp.                                                          889,812
        4,350               -               4,350    MBIA, Inc.                                                           208,148

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                   Coupon    Maturity Date
--------------   -------------   --------------------------------------------------------------------  ----------- -------------
            -           3,500               3,500    Progressive Corp.
        2,000               -               2,000    Radian Group, Inc.
            -           3,300               3,300    Sun Life Financial Services of Canada, Inc.
            -           6,800               6,800    TransAtlantic Holdings, Inc. (2)
        9,700           6,919              16,619    UnumProvident Corp.
        6,400           8,445              14,845    XL Capital Ltd., Class A
                                                     Leisure & Tourism
       15,200          30,900              46,100    Carnival Corp., Class A
            -           8,400               8,400    Marriott International, Inc., Class A
            -          30,300              30,300    McDonald's Corp.
            -          20,200              20,200    The Walt Disney Co.
       13,000          19,200              32,200    Tricon Global Restaurants, Inc. +
                                                     Machinery
            -          10,000              10,000    Dover Corp.
                                                     Medical Products
            -          11,800              11,800    Bard (C.R.), Inc.
        7,200               -               7,200    Beckman Coulter, Inc.
       10,100          15,500              25,600    Becton, Dickinson & Co.
            -          51,600              51,600    Boston Scientific Corp. +
            -           5,900               5,900    Johnson & Johnson Co.
                                                     Metals & Minerals
            -          12,900              12,900    Alcoa, Inc.
            -          14,900              14,900    Carlisle Cos., Inc.
            -           8,500               8,500    Martin Marietta Materials, Inc.
            -          80,100              80,100    Masco Corp.
            -           9,300               9,300    Vulcan Materials Co.
                                                     Multi-Industry
            -             700                 700    Berkshire Hathaway, Inc. +
            -              21                  21    Berkshire Hathaway, Inc., Class A +
            -          44,200              44,200    Cooper Industries, Inc.
            -          19,400              19,400    Minnesota Mining & Manufacturing Co. (1)
       22,200               -              22,200    Pall Corp.
            -           8,300               8,300    Russ Berrie & Co., Inc.
            -          44,400              44,400    Tyco International Ltd.
                                                     Real Estate Investment Trusts
       10,200               -              10,200    Boston Properties, Inc
            -           1,300               1,300    CenterPoint Properties Corp.
        6,200          13,900              20,100    Equity Office Properties Trust
            -           4,800               4,800    General Growth Properties, Inc.
            -          16,600              16,600    Manufactured Home Communities, Inc.
       11,500               -              11,500    Vornado Realty Trust
                                                     Retail
            -          13,200              13,200    Albertson's, Inc.
        9,700               -               9,700    Barnes & Noble, Inc.
            -          12,900              12,900    Best Buy Co., Inc. +
            -          48,500              48,500    Costco Wholesale Corp. +
       11,600          13,200              24,800    RadioShack Corp.
            -          17,400              17,400    Sherwin Williams Co.
            -          54,500              54,500    The Kroger Co +
            -          11,000              11,000    Weis Markets, Inc.
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                        Pro Forma                                                               Mid Cap
    Value          Value           Combined                              Description                       Value          Value
--------------  -------------  ---------------------------------------------------------------------  ----------------  ----------
         -          3,500              3,500    Progressive Corp.
     2,000              -              2,000    Radian Group, Inc.
         -          3,300              3,300    Sun Life Financial Services of Canada, Inc.
         -          6,800              6,800    TransAtlantic Holdings, Inc. (2)
     9,700          6,919             16,619    UnumProvident Corp.
     6,400          8,445             14,845    XL Capital Ltd., Class A
                                                Leisure & Tourism                                             3.2%        2.3%
    15,200         30,900             46,100    Carnival Corp., Class A
         -          8,400              8,400    Marriott International, Inc., Class A
         -         30,300             30,300    McDonald's Corp.
         -         20,200             20,200    The Walt Disney Co.
    13,000         19,200             32,200    Tricon Global Restaurants, Inc. +
                                                Machinery                                                     0.0%        0.3%
         -         10,000             10,000    Dover Corp.
                                                Medical Products                                              1.9%        1.6%
         -         11,800             11,800    Bard (C.R.), Inc.
     7,200              -              7,200    Beckman Coulter, Inc.
    10,100         15,500             25,600    Becton, Dickinson & Co.
         -         51,600             51,600    Boston Scientific Corp. +
         -          5,900              5,900    Johnson & Johnson Co.
                                                Metals & Minerals                                             0.0%        2.4%
         -         12,900             12,900    Alcoa, Inc.
         -         14,900             14,900    Carlisle Cos., Inc.
         -          8,500              8,500    Martin Marietta Materials, Inc.
         -         80,100             80,100    Masco Corp.
         -          9,300              9,300    Vulcan Materials Co.
                                                Multi-Industry                                                1.7%        6.2%
         -            700                700    Berkshire Hathaway, Inc. +
         -             21                 21    Berkshire Hathaway, Inc., Class A +
         -         44,200             44,200    Cooper Industries, Inc.
         -         19,400             19,400    Minnesota Mining & Manufacturing Co. (1)
    22,200              -             22,200    Pall Corp.
         -          8,300              8,300    Russ Berrie & Co., Inc.
         -         44,400             44,400    Tyco International Ltd.
                                                Real Estate Investment Trusts                                 3.3%        0.7%
    10,200              -             10,200    Boston Properties, Inc
         -          1,300              1,300    CenterPoint Properties Corp.
     6,200         13,900             20,100    Equity Office Properties Trust
         -          4,800              4,800    General Growth Properties, Inc.
         -         16,600             16,600    Manufactured Home Communities, Inc.
    11,500              -             11,500    Vornado Realty Trust
                                                Retail                                                        2.2%        3.4%
         -         13,200             13,200    Albertson's, Inc.
     9,700              -              9,700    Barnes & Noble, Inc.
         -         12,900             12,900    Best Buy Co., Inc. +
         -         48,500             48,500    Costco Wholesale Corp. +
    11,600         13,200             24,800    RadioShack Corp.
         -         17,400             17,400    Sherwin Williams Co.
         -         54,500             54,500    The Kroger Co +
         -         11,000             11,000    Weis Markets, Inc.
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                      Pro Forma
    Value           Value            Combined                              Description                             Combined
--------------   -------------   ----------------------------------------------------------------------------    --------------
            -           3,500               3,500    Progressive Corp.
        2,000               -               2,000    Radian Group, Inc.
            -           3,300               3,300    Sun Life Financial Services of Canada, Inc.
            -           6,800               6,800    TransAtlantic Holdings, Inc. (2)
        9,700           6,919              16,619    UnumProvident Corp.
        6,400           8,445              14,845    XL Capital Ltd., Class A
                                                     Leisure & Tourism                                                    2.4%
       15,200          30,900              46,100    Carnival Corp., Class A
            -           8,400               8,400    Marriott International, Inc., Class A
            -          30,300              30,300    McDonald's Corp.
            -          20,200              20,200    The Walt Disney Co.
       13,000          19,200              32,200    Tricon Global Restaurants, Inc. +
                                                     Machinery                                                            0.2%
            -          10,000              10,000    Dover Corp.
                                                     Medical Products                                                     1.6%
            -          11,800              11,800    Bard (C.R.), Inc.
        7,200               -               7,200    Beckman Coulter, Inc.
       10,100          15,500              25,600    Becton, Dickinson & Co.
            -          51,600              51,600    Boston Scientific Corp. +
            -           5,900               5,900    Johnson & Johnson Co.
                                                     Metals & Minerals                                                    2.0%
            -          12,900              12,900    Alcoa, Inc.
            -          14,900              14,900    Carlisle Cos., Inc.
            -           8,500               8,500    Martin Marietta Materials, Inc.
            -          80,100              80,100    Masco Corp.
            -           9,300               9,300    Vulcan Materials Co.
                                                     Multi-Industry                                                       5.5%
            -             700                 700    Berkshire Hathaway, Inc. +
            -              21                  21    Berkshire Hathaway, Inc., Class A +
            -          44,200              44,200    Cooper Industries, Inc.
            -          19,400              19,400    Minnesota Mining & Manufacturing Co. (1)
       22,200               -              22,200    Pall Corp.
            -           8,300               8,300    Russ Berrie & Co., Inc.
            -          44,400              44,400    Tyco International Ltd.
                                                     Real Estate Investment Trusts                                        1.1%
       10,200               -              10,200    Boston Properties, Inc
            -           1,300               1,300    CenterPoint Properties Corp.
        6,200          13,900              20,100    Equity Office Properties Trust
            -           4,800               4,800    General Growth Properties, Inc.
            -          16,600              16,600    Manufactured Home Communities, Inc.
       11,500               -              11,500    Vornado Realty Trust
                                                     Retail                                                               3.2%
            -          13,200              13,200    Albertson's, Inc.
        9,700               -               9,700    Barnes & Noble, Inc.
            -          12,900              12,900    Best Buy Co., Inc. +
            -          48,500              48,500    Costco Wholesale Corp. +
       11,600          13,200              24,800    RadioShack Corp.
            -          17,400              17,400    Sherwin Williams Co.
            -          54,500              54,500    The Kroger Co +
            -          11,000              11,000    Weis Markets, Inc.
                  Principal/Shares                                                                              Market Value
-----------------------------------------------------                                                 ------------------------------
   Mid Cap                        Pro Forma                                                              Mid Cap
    Value          Value           Combined                              Description                      Value             Value
--------------  -------------  --------------------------------------------------------------------   ---------------  -------------
         -          3,500              3,500    Progressive Corp.                                               -           408,800
     2,000              -              2,000    Radian Group, Inc.                                        155,000                 -
         -          3,300              3,300    Sun Life Financial Services of Canada, Inc.                     -            64,548
         -          6,800              6,800    TransAtlantic Holdings, Inc. (2)                                -           741,336
     9,700          6,919             16,619    UnumProvident Corp.                                       290,127           206,947
     6,400          8,445             14,845    XL Capital Ltd., Class A                                  453,120           597,906
                                                Leisure & Tourism
    15,200         30,900             46,100    Carnival Corp., Class A                                   402,800           818,850
         -          8,400              8,400    Marriott International, Inc., Class A                           -           385,392
         -         30,300             30,300    McDonald's Corp.                                                -           833,250
         -         20,200             20,200    The Walt Disney Co.                                             -           611,050
    13,000         19,200             32,200    Tricon Global Restaurants, Inc. +                         582,660           860,544
                                                Machinery
         -         10,000             10,000    Dover Corp.                                                     -           390,700
                                                Medical Products
         -         11,800             11,800    Bard (C.R.), Inc.                                               -           519,318
     7,200              -              7,200    Beckman Coulter, Inc.                                     255,960                 -
    10,100         15,500             25,600    Becton, Dickinson & Co.                                   326,735           501,425
         -         51,600             51,600    Boston Scientific Corp. +                                       -           819,408
         -          5,900              5,900    Johnson & Johnson Co.                                           -           569,232
                                                Metals & Minerals
         -         12,900             12,900    Alcoa, Inc.                                                     -           534,060
         -         14,900             14,900    Carlisle Cos., Inc.                                             -           550,555
         -          8,500              8,500    Martin Marietta Materials, Inc.                                 -           390,745
         -         80,100             80,100    Masco Corp.                                                     -         1,842,300
         -          9,300              9,300    Vulcan Materials Co.                                            -           429,939
                                                Multi-Industry
         -            700                700    Berkshire Hathaway, Inc. +                                      -         1,592,500
         -             21                 21    Berkshire Hathaway, Inc., Class A +                             -         1,428,000
         -         44,200             44,200    Cooper Industries, Inc.                                         -         1,651,754
         -         19,400             19,400    Minnesota Mining & Manufacturing Co. (1)                        -         2,308,794
    22,200              -             22,200    Pall Corp.                                                521,034                 -
         -          8,300              8,300    Russ Berrie & Co., Inc.                                         -           197,125
         -         44,400             44,400    Tyco International Ltd.                                         -         2,369,628
                                                Real Estate Investment Trusts
    10,200              -             10,200    Boston Properties, Inc                                    403,002                 -
         -          1,300              1,300    CenterPoint Properties Corp.                                    -            60,580
     6,200         13,900             20,100    Equity Office Properties Trust                            177,010           396,845
         -          4,800              4,800    General Growth Properties, Inc.                                 -           173,328
         -         16,600             16,600    Manufactured Home Communities, Inc.                             -           444,880
    11,500              -             11,500    Vornado Realty Trust                                      422,280                 -
                                                Retail
         -         13,200             13,200    Albertson's, Inc.                                               -           440,880
     9,700              -              9,700    Barnes & Noble, Inc.                                      308,363
         -         12,900             12,900    Best Buy Co., Inc. +                                            -           710,145
         -         48,500             48,500    Costco Wholesale Corp. +                                        -         1,694,105
    11,600         13,200             24,800    RadioShack Corp.                                          355,308           404,316
         -         17,400             17,400    Sherwin Williams Co.                                            -           365,052
         -         54,500             54,500    The Kroger Co +                                                 -         1,231,155
         -         11,000             11,000    Weis Markets, Inc.                                              -           383,460

                  Principal/Shares                                                                               Market Value
-----------------------------------------------------                                                         -----------------
   Mid Cap                          Pro Forma                                                                    Pro Forma
    Value           Value            Combined                              Description                            Combined
--------------   -------------   -------------------------------------------------------------------------    -----------------
            -           3,500               3,500    Progressive Corp.                                                 408,800
        2,000               -               2,000    Radian Group, Inc.                                                155,000
            -           3,300               3,300    Sun Life Financial Services of Canada, Inc.                        64,548
            -           6,800               6,800    TransAtlantic Holdings, Inc. (2)                                  741,336
        9,700           6,919              16,619    UnumProvident Corp.                                               497,074
        6,400           8,445              14,845    XL Capital Ltd., Class A                                        1,051,026
                                                     Leisure & Tourism
       15,200          30,900              46,100    Carnival Corp., Class A                                         1,221,650
            -           8,400               8,400    Marriott International, Inc., Class A                             385,392
            -          30,300              30,300    McDonald's Corp.                                                  833,250
            -          20,200              20,200    The Walt Disney Co.                                               611,050
       13,000          19,200              32,200    Tricon Global Restaurants, Inc. +                               1,443,204
                                                     Machinery
            -          10,000              10,000    Dover Corp.                                                       390,700
                                                     Medical Products
            -          11,800              11,800    Bard (C.R.), Inc.                                                 519,318
        7,200               -               7,200    Beckman Coulter, Inc.                                             255,960
       10,100          15,500              25,600    Becton, Dickinson & Co.                                           828,160
            -          51,600              51,600    Boston Scientific Corp. +                                         819,408
            -           5,900               5,900    Johnson & Johnson Co.                                             569,232
                                                     Metals & Minerals
            -          12,900              12,900    Alcoa, Inc.                                                       534,060
            -          14,900              14,900    Carlisle Cos., Inc.                                               550,555
            -           8,500               8,500    Martin Marietta Materials, Inc.                                   390,745
            -          80,100              80,100    Masco Corp.                                                     1,842,300
            -           9,300               9,300    Vulcan Materials Co.                                              429,939
                                                     Multi-Industry
            -             700                 700    Berkshire Hathaway, Inc. +                                      1,592,500
            -              21                  21    Berkshire Hathaway, Inc., Class A +                             1,428,000
            -          44,200              44,200    Cooper Industries, Inc.                                         1,651,754
            -          19,400              19,400    Minnesota Mining & Manufacturing Co. (1)                        2,308,794
       22,200               -              22,200    Pall Corp.                                                        521,034
            -           8,300               8,300    Russ Berrie & Co., Inc.                                           197,125
            -          44,400              44,400    Tyco International Ltd.                                         2,369,628
                                                     Real Estate Investment Trusts
       10,200               -              10,200    Boston Properties, Inc                                            403,002
            -           1,300               1,300    CenterPoint Properties Corp.                                       60,580
        6,200          13,900              20,100    Equity Office Properties Trust                                    573,855
            -           4,800               4,800    General Growth Properties, Inc.                                   173,328
            -          16,600              16,600    Manufactured Home Communities, Inc.                               444,880
       11,500               -              11,500    Vornado Realty Trust                                              422,280
                                                     Retail
            -          13,200              13,200    Albertson's, Inc.                                                 440,880
        9,700               -               9,700    Barnes & Noble, Inc.                                              308,363
            -          12,900              12,900    Best Buy Co., Inc. +                                              710,145
            -          48,500              48,500    Costco Wholesale Corp. +                                        1,694,105
       11,600          13,200              24,800    RadioShack Corp.                                                  759,624
            -          17,400              17,400    Sherwin Williams Co.                                              365,052
            -          54,500              54,500    The Kroger Co +                                                 1,231,155
            -          11,000              11,000    Weis Markets, Inc.                                                383,460

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                         Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                            Description                         Coupon    Maturity Date
--------------   -------------   -------------------------------------------------------------------------- ----------- ------------
                                                     Telecommunications
            -          35,600              35,600    AT&T Corp.
            -           4,300               4,300    AT&T Wireless Group +
       24,700               -              24,700    Broadwing, Inc.
            -          35,300              35,300    General Motors Corp., Class H +
            -          13,900              13,900    Loral Space & Communications Ltd. +
            -          19,500              19,500    Nextel Communications, Inc +
        2,700               -               2,700    Telephone & Data Systems, Inc.
            -          41,570              41,570    Verizon Communications, Inc.
            -             145                 145    Williams Communications Group, Inc. +
                                                     Telephone
            -          41,500              41,500    Sprint Corp.
                                                     Transportation
        8,000               -               8,000    GATX Corp
            -           9,400               9,400    XTRA Corp.
                                                     Total Common Stock
                                                         (cost $26,247,546; $116,165,243; $142,412,789)

                                                     PREFERRED STOCK
                                                     Broadcasting & Media
            -          15,300              15,300    News Corp. Ltd. ADR
                                                     Financial Services
            -          12,000              12,000    Newell Financial Trust I, convertible 5.25%
            -          27,700              27,700    Union Pacific Capital Trust, convertible 6.25%
            -          25,900              25,900    Wendys Financing I, Series A, convertible 5.00%
                                                     Forest Products
            -          11,100              11,100    International Paper Capital Trust, convertible 5.25%
                                                     Real Estate Investment Trusts
            -           4,200               4,200    General Growth Properties, Inc., convertible 7.25%
                                                     Total Preferred Stock
                                                         (cost $0; $3,933,746; $3,933,746)


                                                     Bonds & Notes
                                                     Broadcasting & Media
            -         675,000             675,000    Interpublic Group of Cos., Inc.                          1.87        06/01/06
                                                     Business Services
            -         940,000             940,000    United Parcel Service, Inc.                              1.75        09/27/07
            -       1,143,000           1,143,000    Waste Management, Inc.                                   4.00        02/01/02
            -          78,000              78,000    WMX Technologies, Inc.                                   2.00        01/24/05
                                                     Computers & Business Equipment
            -       2,144,000           2,144,000    Hewlett Packard Co.                                      0.00        10/14/17
                                                     Electronics
            -       1,073,000           1,073,000    Arrow Electronics Inc.                                   0.00        02/21/21
                                                     Energy Services
            -         300,000             300,000    Baker Hughes, Inc.                                       0.00        05/05/08
                                                     Energy Sources

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                 Mid Cap
    Value           Value            Combined                              Description                         Value          Value
--------------   -------------   ----------------------------------------------------------------------   ----------------  --------
                                                Telecommunications                                              2.9%        2.8%
        -          35,600              35,600    AT&T Corp.
        -           4,300               4,300    AT&T Wireless Group +
   24,700               -              24,700    Broadwing, Inc.
        -          35,300              35,300    General Motors Corp., Class H +
        -          13,900              13,900    Loral Space & Communications Ltd. +
        -          19,500              19,500    Nextel Communications, Inc +
    2,700               -               2,700    Telephone & Data Systems, Inc.
        -          41,570              41,570    Verizon Communications, Inc.
        -             145                 145    Williams Communications Group, Inc. +
                                                 Telephone                                                       0.0%        0.6%
        -          41,500              41,500    Sprint Corp.
                                                 Transportation                                                  1.0%        0.3%
    8,000               -               8,000    GATX Corp
        -           9,400               9,400    XTRA Corp.
                                                 Total Common Stock
                                                     (cost $26,247,546; $116,165,243; $142,412,789)

                                                 PREFERRED STOCK                                                 0.0%        2.8%
                                                 Broadcasting & Media                                            0.0%        0.3%
        -          15,300              15,300    News Corp. Ltd. ADR
                                                 Financial Services                                              0.0%        2.1%
        -          12,000              12,000    Newell Financial Trust I, convertible 5.25%
        -          27,700              27,700    Union Pacific Capital Trust, convertible 6.25%
        -          25,900              25,900    Wendys Financing I, Series A, convertible 5.00%
                                                 Forest Products                                                 0.0%        0.3%
        -          11,100              11,100    International Paper Capital Trust, convertible 5.25%
                                                 Real Estate Investment Trusts                                   0.0%        0.1%
        -           4,200               4,200    General Growth Properties, Inc., convertible 7.25%
                                                 Total Preferred Stock
                                                     (cost $0; $3,933,746; $3,933,746)


                                                 Bonds & Notes                                                   0.0%        4.8%
                                                 Broadcasting & Media                                            0.0%        0.4%
        -         675,000             675,000    Interpublic Group of Cos., Inc.
                                                 Business Services                                               0.0%        1.4%
        -         940,000             940,000    United Parcel Service, Inc.
        -       1,143,000           1,143,000    Waste Management, Inc.
        -          78,000              78,000    WMX Technologies, Inc.
                                                 Computers & Business Equipment                                  0.0%        0.7%
        -       2,144,000           2,144,000    Hewlett Packard Co.
                                                 Electronics                                                     0.0%        0.3%
        -       1,073,000           1,073,000    Arrow Electronics Inc.
                                                 Energy Services                                                 0.0%        0.2%
        -         300,000             300,000    Baker Hughes, Inc.
                                                 Energy Sources                                                  0.0%        0.2%

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                         Pro Forma                                                                      Pro Forma
    Value          Value            Combined                              Description                             Combined
--------------  -------------   ----------------------------------------------------------------------------    --------------
                                                    Telecommunications                                                   2.8%
            -         35,600              35,600    AT&T Corp.
            -          4,300               4,300    AT&T Wireless Group +
       24,700              -              24,700    Broadwing, Inc.
            -         35,300              35,300    General Motors Corp., Class H +
            -         13,900              13,900    Loral Space & Communications Ltd. +
            -         19,500              19,500    Nextel Communications, Inc +
        2,700              -               2,700    Telephone & Data Systems, Inc.
            -         41,570              41,570    Verizon Communications, Inc.
            -            145                 145    Williams Communications Group, Inc. +
                                                    Telephone                                                            0.5%
            -         41,500              41,500    Sprint Corp.
                                                    Transportation                                                       0.4%
        8,000              -               8,000    GATX Corp
            -          9,400               9,400    XTRA Corp.
                                                    Total Common Stock
                                                        (cost $26,247,546; $116,165,243; $142,412,789)

                                                    PREFERRED STOCK                                                      2.3%
                                                    Broadcasting & Media                                                 0.3%
            -         15,300              15,300    News Corp. Ltd. ADR
                                                    Financial Services                                                   1.7%
            -         12,000              12,000    Newell Financial Trust I, convertible 5.25%
            -         27,700              27,700    Union Pacific Capital Trust, convertible 6.25%
            -         25,900              25,900    Wendys Financing I, Series A, convertible 5.00%
                                                    Forest Products                                                      0.3%
            -         11,100              11,100    International Paper Capital Trust, convertible 5.25%
                                                    Real Estate Investment Trusts                                        0.0%
            -          4,200               4,200    General Growth Properties, Inc., convertible 7.25%
                                                    Total Preferred Stock
                                                        (cost $0; $3,933,746; $3,933,746)


                                                    Bonds & Notes                                                        4.0%
                                                    Broadcasting & Media                                                 0.3%
            -        675,000             675,000    Interpublic Group of Cos., Inc.
                                                    Business Services                                                    1.2%
            -        940,000             940,000    United Parcel Service, Inc.
            -      1,143,000           1,143,000    Waste Management, Inc.
            -         78,000              78,000    WMX Technologies, Inc.
                                                    Computers & Business Equipment                                       0.6%
            -      2,144,000           2,144,000    Hewlett Packard Co.
                                                    Electronics                                                          0.3%
            -      1,073,000           1,073,000    Arrow Electronics Inc.
                                                    Energy Services                                                      0.1%
            -        300,000             300,000    Baker Hughes, Inc.
                                                     Energy Sources                                                       0.1%

                Principal/Shares                                                                                Market Value
---------------------------------------------------                                                    ---------------------------
 Mid Cap                       Pro Forma                                                                    Mid Cap
  Value         Value           Combined                              Description                            Value          Value
-----------  ------------- -------------------------------------------------------------------------   --------------- -----------
                                           Telecommunications
       -        35,600           35,600    AT&T Corp.                                                            -          793,168
       -         4,300            4,300    AT&T Wireless Group +                                                 -           86,430
  24,700             -           24,700    Broadwing, Inc.                                                 612,560                -
       -        35,300           35,300    General Motors Corp., Class H +                                       -          750,125
       -        13,900           13,900    Loral Space & Communications Ltd. +                                   -           32,943
       -        19,500           19,500    Nextel Communications, Inc +                                          -          316,875
   2,700             -            2,700    Telephone & Data Systems, Inc.                                  283,500                -
       -        41,570           41,570    Verizon Communications, Inc.                                          -        2,289,260
       -           145              145    Williams Communications Group, Inc. +                                 -              656
                                           Telephone
       -        41,500           41,500    Sprint Corp.                                                          -          887,270
                                           Transportation
   8,000             -            8,000    GATX Corp                                                       318,800                -
       -         9,400            9,400    XTRA Corp.                                                            -          430,950
                                                                                                    ---------------   --------------
                                           Total Common Stock                                           28,762,320      128,700,872
                                                                                                    ---------------   --------------
                                               (cost $26,247,546; $116,165,243; $142,412,789)

                                           PREFERRED STOCK
                                           Broadcasting & Media
       -        15,300           15,300    News Corp. Ltd. ADR                                                   -          497,403
                                           Financial Services
       -        12,000           12,000    Newell Financial Trust I, convertible 5.25%                           -          459,000
       -        27,700           27,700    Union Pacific Capital Trust, convertible 6.25%                        -        1,326,137
       -        25,900           25,900    Wendys Financing I, Series A, convertible 5.00%                       -        1,379,175
                                           Forest Products
       -        11,100           11,100    International Paper Capital Trust, convertible 5.25%                  -          491,175
                                           Real Estate Investment Trusts
       -         4,200            4,200    General Growth Properties, Inc., convertible 7.25%                    -          101,850
                                                                                                    ---------------   --------------
                                           Total Preferred Stock                                                 -        4,254,740
                                                                                                    ---------------   --------------
                                               (cost $0; $3,933,746; $3,933,746)


                                           Bonds & Notes
                                           Broadcasting & Media
       -       675,000          675,000    Interpublic Group of Cos., Inc.                                       -          569,498
                                           Business Services
       -       940,000          940,000    United Parcel Service, Inc.                                           -          978,728
       -     1,143,000        1,143,000    Waste Management, Inc.                                                -        1,117,854
       -        78,000           78,000    WMX Technologies, Inc.                                                -           57,818
                                           Computers & Business Equipment
       -     2,144,000        2,144,000    Hewlett Packard Co.                                                   -        1,151,757
                                           Electronics
       -     1,073,000        1,073,000    Arrow Electronics Inc.                                                -          484,191
                                           Energy Services
       -       300,000          300,000    Baker Hughes, Inc.                                                    -          254,670
                                                 Energy Sources

                  Principal/Shares                                                                                   Market Value
-----------------------------------------------------                                                               --------------
   Mid Cap                          Pro Forma                                                                         Pro Forma
    Value           Value            Combined                              Description                                Combined
--------------   -------------   ----------------------------------------------------------------------------       --------------
                                                     Telecommunications
            -          35,600              35,600    AT&T Corp.                                                            793,168
            -           4,300               4,300    AT&T Wireless Group +                                                  86,430
       24,700               -              24,700    Broadwing, Inc.                                                       612,560
            -          35,300              35,300    General Motors Corp., Class H +                                       750,125
            -          13,900              13,900    Loral Space & Communications Ltd. +                                    32,943
            -          19,500              19,500    Nextel Communications, Inc +                                          316,875
        2,700               -               2,700    Telephone & Data Systems, Inc.                                        283,500
            -          41,570              41,570    Verizon Communications, Inc.                                        2,289,260
            -             145                 145    Williams Communications Group, Inc. +                                     656
                                                     Telephone
            -          41,500              41,500    Sprint Corp.                                                          887,270
                                                     Transportation
        8,000               -               8,000    GATX Corp                                                             318,800
            -           9,400               9,400    XTRA Corp.                                                            430,950
                                                                                                                    ---------------
                                                     Total Common Stock                                                157,463,192
                                                                                                                    ---------------
                                                         (cost $26,247,546; $116,165,243; $142,412,789)

                                                     PREFERRED STOCK
                                                     Broadcasting & Media
            -          15,300              15,300    News Corp. Ltd. ADR                                                   497,403
                                                     Financial Services
            -          12,000              12,000    Newell Financial Trust I, convertible 5.25%                           459,000
            -          27,700              27,700    Union Pacific Capital Trust, convertible 6.25%                      1,326,137
            -          25,900              25,900    Wendys Financing I, Series A, convertible 5.00%                     1,379,175
                                                     Forest Products
            -          11,100              11,100    International Paper Capital Trust, convertible 5.25%                  491,175
                                                     Real Estate Investment Trusts
            -           4,200               4,200    General Growth Properties, Inc., convertible 7.25%                    101,850
                                                                                                                    ---------------
                                                     Total Preferred Stock                                               4,254,740
                                                                                                                    ---------------
                                                         (cost $0; $3,933,746; $3,933,746)


                                                     Bonds & Notes
                                                     Broadcasting & Media
            -         675,000             675,000    Interpublic Group of Cos., Inc.                                       569,498
                                                     Business Services
            -         940,000             940,000    United Parcel Service, Inc.                                           978,728
            -       1,143,000           1,143,000    Waste Management, Inc.                                              1,117,854
            -          78,000              78,000    WMX Technologies, Inc.                                                 57,818
                                                     Computers & Business Equipment
            -       2,144,000           2,144,000    Hewlett Packard Co.                                                 1,151,757
                                                     Electronics
            -       1,073,000           1,073,000    Arrow Electronics Inc.                                                484,191
                                                     Energy Services
            -         300,000             300,000    Baker Hughes, Inc.                                                    254,670
                                                     Energy Sources

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                Principal/Shares
---------------------------------------------------
 Mid Cap                        Pro Forma
  Value          Value           Combined                             Description                            Coupon    Maturity Date
------------  -------------  ---------------------------------------------------------------------------   ----------- -------------
         -        320,000        320,000   Pacific Gas & Electric Co.                                        7.88        03/01/02
                                           Food, Beverage & Tobacco
         -        400,000        400,000   Costco Wholesale Corp                                             0.00        08/19/17
                                           Health Services
         -      1,456,000      1,456,000   Medical Care International, Inc.                                  6.75        10/01/06
                                           Insurance
         -        535,000        535,000   Loews Corp.                                                       3.13        09/15/07
                                           Leisure & Tourism
         -        733,000        733,000   Royal Caribbean Cruises Ltd.                                      0.00        02/02/21
                                           Total Bonds & Notes
                                               (cost $0; $7,372,982; $7,372,982)
                                           Total Investment securities
                                               (cost $26,247,546; $127,471,971; $153,719,517)

                                           SHORT-TERM SECURITIES
                  611,000        611,000   Cayman Island Time Deposit with State Street Bank and Trust Co.   3.00        05/01/01
                                               (cost $0; $611,000; $611,000)

                                           REPURCHASE AGREEMENTS
 1,367,000     10,877,000      3,206,000   Repurchase Agreement with State Street Bank and Trust Co.         5.25        05/01/01
                                               (cost $1,367,000; $10,877,000; $12,244,000)
                                              TOTAL INVESTMENTS
                                                  (cost $27,614,546; $138,959,971; $166,574,517)
                                              Other assets less liabilities (3)
                                               Net Assets
              Principal/Shares
-----------------------------------------------------
 Mid Cap                       Pro Forma                                                                       Mid Cap
  Value          Value         Combined                              Description                                Value        Value
-----------  -------------  ----------------------------------------------------------------------------      ----------    -------
         -        320,000       320,000    Pacific Gas & Electric Co.
                                           Food, Beverage & Tobacco                                              0.0%        0.2%
         -        400,000       400,000    Costco Wholesale Corp
                                           Health Services                                                       0.0%        0.9%
         -      1,456,000     1,456,000    Medical Care International, Inc.
                                           Insurance                                                             0.0%        0.3%
         -        535,000       535,000    Loews Corp.
                                           Leisure & Tourism                                                     0.0%        0.2%
         -        733,000       733,000    Royal Caribbean Cruises Ltd.
                                           Total Bonds & Notes
                                               (cost $0; $7,372,982; $7,372,982)
                                           Total Investment securities                                          94.5%       91.5%
                                               (cost $26,247,546; $127,471,971; $153,719,517)

                                           SHORT-TERM SECURITIES
                  611,000       611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.       0.0%        0.4%
                                               (cost $0; $611,000; $611,000)

                                           REPURCHASE AGREEMENTS
 1,367,000     10,877,000     3,206,000    Repurchase Agreement with State Street Bank and Trust Co.             4.5%        7.1%
                                               (cost $1,367,000; $10,877,000; $12,244,000)
                                              TOTAL INVESTMENTS                                                 99.0%       99.0%
                                                  (cost $27,614,546; $138,959,971; $166,574,517)
                                              Other assets less liabilities (3)                                  1.0%        1.0%
                                                                                                           ------------   ---------
                                              Net Assets                                                       100.0%      100.0%
                                                                                                           ============   =========

                Principal/Shares
---------------------------------------------------
 Mid Cap                          Pro Forma                                                                          Pro Forma
  Value           Value            Combined                              Description                                 Combined
------------   -------------   ----------------------------------------------------------------------------        --------------
          -         320,000             320,000    Pacific Gas & Electric Co.
                                                   Food, Beverage & Tobacco                                                 0.2%
          -         400,000             400,000    Costco Wholesale Corp
                                                   Health Services                                                          0.8%
          -       1,456,000           1,456,000    Medical Care International, Inc.
                                                   Insurance                                                                0.3%
          -         535,000             535,000    Loews Corp.
                                                   Leisure & Tourism                                                        0.1%
          -         733,000             733,000    Royal Caribbean Cruises Ltd.
                                                   Total Bonds & Notes
                                                       (cost $0; $7,372,982; $7,372,982)
                                                   Total Investment securities                                             92.0%
                                                       (cost $26,247,546; $127,471,971; $153,719,517)

                                                   SHORT-TERM SECURITIES
                    611,000             611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.          0.3%
                                                       (cost $0; $611,000; $611,000)

                                                   REPURCHASE AGREEMENTS
  1,367,000      10,877,000           3,206,000    Repurchase Agreement with State Street Bank and Trust Co.                6.7%
                                                       (cost $1,367,000; $10,877,000; $12,244,000)
                                                     TOTAL INVESTMENTS                                                       99.0%
                                                         (cost $27,614,546; $138,959,971; $166,574,517)
                                                     Other assets less liabilities (3)                                        1.0%
                                                                                                                     --------------
                                                     Net Assets                                                             100.0%
                                                                                                                     ==============

                  Principal/Shares                                                                                    Market Value
-----------------------------------------------------                                                                ---------------
 Mid Cap                        Pro Forma                                                                               Mid Cap
  Value          Value           Combined                              Description                                       Value
------------  -------------  ----------------------------------------------------------------------------            ---------------
          -        320,000            320,000    Pacific Gas & Electric Co.                                                       -
                                                 Food, Beverage & Tobacco
          -        400,000            400,000    Costco Wholesale Corp                                                            -
                                                 Health Services
          -      1,456,000          1,456,000    Medical Care International, Inc.                                                 -
                                                 Insurance
          -        535,000            535,000    Loews Corp.                                                                      -
                                                 Leisure & Tourism
          -        733,000            733,000    Royal Caribbean Cruises Ltd.                                                     -
                                                                                                                     ---------------
                                                 Total Bonds & Notes                                                              -
                                                                                                                     ---------------
                                                     (cost $0; $7,372,982; $7,372,982)
                                                                                                                     ---------------
                                                 Total Investment securities                                             28,762,320
                                                                                                                     ---------------
                                                     (cost $26,247,546; $127,471,971; $153,719,517)

                                                 SHORT-TERM SECURITIES
                   611,000            611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.                  -
                                                                                                                     ---------------
                                                     (cost $0; $611,000; $611,000)

                                                 REPURCHASE AGREEMENTS
  1,367,000     10,877,000          3,206,000    Repurchase Agreement with State Street Bank and Trust Co.                1,367,000
                                                                                                                     ---------------
                                                     (cost $1,367,000; $10,877,000; $12,244,000)
                                                 TOTAL INVESTMENTS                                                       30,129,320
                                                     (cost $27,614,546; $138,959,971; $166,574,517)
                                                 Other assets less liabilities (3)                                          289,561
                                                                                                                     ---------------
                                                 Net Assets                                                             $30,418,881
                                                                                                                     ===============

               Principal/Shares                                                                                    Market Value
-----------------------------------------------------                                                            ----------------
 Mid Cap                        Pro Forma
  Value          Value           Combined                              Description                                    Value
------------  -------------  ----------------------------------------------------------------------------        ----------------
          -        320,000         320,000    Pacific Gas & Electric Co.                                                278,400
                                              Food, Beverage & Tobacco
          -        400,000         400,000    Costco Wholesale Corp                                                     342,760
                                              Health Services
          -      1,456,000       1,456,000    Medical Care International, Inc.                                        1,399,944
                                              Insurance
          -        535,000         535,000    Loews Corp.                                                               504,345
                                              Leisure & Tourism
          -        733,000         733,000    Royal Caribbean Cruises Ltd.                                              270,792
                                                                                                                 ---------------
                                              Total Bonds & Notes                                                     7,410,757
                                                                                                                 ---------------
                                                  (cost $0; $7,372,982; $7,372,982)
                                                                                                                 ---------------
                                              Total Investment securities                                           140,366,369
                                                                                                                 ---------------
                                                  (cost $26,247,546; $127,471,971; $153,719,517)

                                              SHORT-TERM SECURITIES
                   611,000         611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.           611,000
                                                                                                                 ---------------
                                                  (cost $0; $611,000; $611,000)

                                              REPURCHASE AGREEMENTS
  1,367,000     10,877,000       3,206,000    Repurchase Agreement with State Street Bank and Trust Co.              10,877,000
                                                                                                                 ---------------
                                                  (cost $1,367,000; $10,877,000; $12,244,000)
                                              TOTAL INVESTMENTS                                                     151,854,369
                                                  (cost $27,614,546; $138,959,971; $166,574,517)
                                              Other assets less liabilities (3)                                       1,457,323
                                                                                                                 ---------------
                                              Net Assets                                                           $153,311,692
                                                                                                                 ===============

                Principal/Shares                                                                                       Market Value
---------------------------------------------------                                                                  ---------------
 Mid Cap                          Pro Forma                                                                              Pro Forma
  Value           Value            Combined                              Description                                     Combined
------------   -------------   ----------------------------------------------------------------------------          ---------------
          -         320,000          320,000    Pacific Gas & Electric Co.                                                  278,400
                                                Food, Beverage & Tobacco
          -         400,000          400,000    Costco Wholesale Corp                                                       342,760
                                                Health Services
          -       1,456,000        1,456,000    Medical Care International, Inc.                                          1,399,944
                                                Insurance
          -         535,000          535,000    Loews Corp.                                                                 504,345
                                                Leisure & Tourism
          -         733,000          733,000    Royal Caribbean Cruises Ltd.                                                270,792
                                                                                                                     ---------------
                                                Total Bonds & Notes                                                       7,410,757
                                                                                                                     ---------------
                                                    (cost $0; $7,372,982; $7,372,982)
                                                                                                                     ---------------
                                                Total Investment securities                                             169,128,689
                                                                                                                     ---------------
                                                    (cost $26,247,546; $127,471,971; $153,719,517)

                                                SHORT-TERM SECURITIES
                    611,000          611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.             611,000
                                                                                                                     ---------------
                                                    (cost $0; $611,000; $611,000)

                                                REPURCHASE AGREEMENTS
  1,367,000      10,877,000        3,206,000    Repurchase Agreement with State Street Bank and Trust Co.                12,244,000
                                                                                                                     ---------------
                                                    (cost $1,367,000; $10,877,000; $12,244,000)
                                                TOTAL INVESTMENTS                                                       181,983,689
                                                    (cost $27,614,546; $138,959,971; $166,574,517)
                                                Other assets less liabilities (3)                                         1,712,241
                                                                                                                     ---------------
                                                Net Assets                                                             $183,695,930
                                                                                                                     ===============

               +    Non-income producing security
               ADR  ("American Depository Receipt")
               GDR  ("Global Depository Receipt")
               (1)  The securities or a portion thereof represents collateral for the open futures contracts
               (2)  Security represents an investment in an affiliated company
               (3)  To adjust ($34,643) for prepaid expenses on the North
                    American Funds Mid Cap Value Fund to be expensed prior to the reorganization

              SunAmerica Style Select Series, Inc. Value Portfolio
                             Open Futures Contracts

 Number of
 Contracts         Description       Expiration date    Value at Trade Date    Value as of April 30, 2001   Unrealized Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
  21 Long     S&P 500 Index Future       June 2001              $6,216,459           $6,585,075                       $368,616


Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

See Notes to Pro Forma Financial Statements

             SUNAMERICA STYLE SELECT SERIES, INC. VALUE PORTFOLIO
                    NORTH AMERICAN FUNDS MID CAP VALUE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                APRIL 30, 2001
                                  (unaudited)


1.  BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at April 30, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended April 30, 2001, reflect the accounts of the Value Portfolio ("Value") (to be renamed the Multi-Cap Value Portfolio) a separately managed portfolio of SunAmerica Style Select Series, Inc., and Mid Cap Value Fund ("Mid Cap Value") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Mid Cap Value Fund Class A, Class B, Class C, and Class I shares as of the close of business on April 30, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Mid Cap Value in exchange for shares of Value. In conjunction with the reorganization, Value is the surviving portfolio.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Value and Mid Cap Value included in their respective Statements of Additional Information.

2.  VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The

Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.  CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Value which would have been issued at April 30, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 2001 net asset value of Value Class A ($16.07), Class B ($15.55), Class II, ($15.55), and Class Z ($16.38). Class I shares will be offered on Value and will assume the net asset value of Class A. The Class C shares of Mid Cap Value will receive Class II shares of Value.

           The pro forma number of shares outstanding are as follows:

--------------------------------------------------------------------------------------------------------
                               Class A         Class B        Class II        Class Z        Class I
--------------------------------------------------------------------------------------------------------
                                 3,313,648       5,226,165      1,180,181         25,970               0
     Shares of Value
--------------------------------------------------------------------------------------------------------
                                   227,028         663,104        287,249              0         744,114
Additional Shares to be
 issued to Mid Cap Value
--------------------------------------------------------------------------------------------------------
                                 3,540,676       5,889,269      1,467,430         25,970         744,114
Pro Forma
Shares outstanding
--------------------------------------------------------------------------------------------------------

     These pro forma financial statements assume that all shares of Mid Cap Value Class A, Class B, Class C, and Class I outstanding on April 30, 2001 were exchanged, tax free, for Value Class A, Class B, Class II, and Class I shares, respectively. Class Z shares were not affected by the combination.

4.  PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Value, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Value and Mid Cap Value combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Value at the level of assets of the combined fund for the stated period.

                                     PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

          Reference is made to Section 5 of the Registrant's By-Laws which is set forth below.

          5.01 Indemnification of Directors and Officers. The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Registrant in which such person shall have been adjudged to be liable to the Registrant), by reason of being or having been a director or officer of the Registrant, or serving or having served at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another entity in which the Registrant has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Registrant or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

          5.02  Procedure for Indemnification.   Any indemnification under
Section 5.01 shall (unless ordered by a court) be made by the Registrant only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the
Covered Person was not liable by reason of Disabling Conduct.   The termination
of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not
meet the required standard of conduct.   Any determination pursuant to this
Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

          5.03  Advance Payment of Expenses.   Reasonable expenses (including
attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Registrant in advance of the final disposition of an action, suit or proceeding upon receipt by the Registrant of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Registrant is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          5.04  Exclusivity, Etc.   The indemnification and advance of expenses
provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Registrant, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Registrant shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Registrant and each director or officer of the Registrant who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Registrant arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

          5.05 Insurance. The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Registrant shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

          5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this
Article V means this Article V in its entirety.

                                      * * *

          Reference is made to Section 8 of the Registrant's Article of Incorporation which provides as follows:

          (5) The Registrant shall indemnify (i) its directors and officers, whether serving the Registrant or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Registrant and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Registrant shall be personally liable to the Registrant or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

          Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

     (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's

Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the " Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

     (b) The Distributor will indemnify and hold harmless the Registrant, each of its Directors and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Director, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expensed reasonably incurred by the Registrant or any such Director, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

          Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

          7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

          Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of the Directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Directors") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Directors advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Directors or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

Exhibit No.
-----------

     1.   (a)  Articles of Incorporation of the Registrant, as Amended.(1)

          (b)  Articles Supplementary of the Registrant, dated August 1,
               1996.(1)

          (c)  Articles of Amendment of the Registrant, dated August 19,
               1996.(1)

          (d)  Articles of Amendment of the Registrant, dated November 13,
               1996.(5)

          (e) Articles Supplementary of Amendment of the Registrant, dated September 23, 1997.(2)

          (f) Articles Supplementary of Amendment of the Registrant, dated April 15, 1998.(2)

          (g)  Articles Supplementary of the Registrant, dated May 15, 1998.(2)

          (h)  Articles of Amendment of the Registrant, dated March 29, 1999.(2)

          (i)  Articles of Amendment of the Registrant, dated September 8,
               1999.(2)

          (j)  Articles Supplementary of the Registrant, dated November 1,
               1999.(2)

          (k)  Articles Supplementary of the Registrant, dated May 22, 2000.(2)

          (l)  Articles Supplementary of the Registrant, dated March 1, 2001.(2)

          (m)  Articles Supplementary.(6)

     2.   By-laws of the Registrant.(1)

     3.   Not applicable.

     4.   Form of Agreement and Plan of Reorganization (filed herewith as
          Exhibit II to each Proxy Statement and Prospectus contained in this Registration Statement).

     5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

     6. (a) Amended and Restated Investment Advisory Agreement between the Registrant and SunAmerica Asset Management Corp.(6)

          (b) Subadvisory Agreement between SAAMCo and American Century Investment Management, Inc. for the SunAmerica Multi-Cap Value Portfolio.(4)

          (c) Subadvisory Agreement between SAAMCo and Davis Selected Advisers, L.P. for the SunAmerica Multi-Cap Value Portfolio.(3)

          (d) Subadvisory Agreement between SAAMCo and Robert Fleming, Inc. for the SunAmerica Multi-Cap Value Portfolio.(6)

          (e) Subadvisory Agreement between SAAMCo and Credit Suisse Asset Management, LLC (formerly known as Warburg Pincus Asset Management, Inc.) for the SunAmerica Small-Cap Growth Portfolio.(3)

          (f) Subadvisory Agreement between SAAMCo and Oberweis Asset Management for the SunAmerica Small-Cap Growth
               Portfolio.(6)


     7. (a) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc.(3)

          (b)  Form of Selling Agreement.(6)

     8.   Directors'/Trustees' Retirement Plan.(5)

     9. Custody Agreement between the Registrant and State Street Bank and Trust Company.(5)

     10.  (a)  Distribution Plans pursuant to Rule 12b-1.(4)

          (b)  Plan pursuant to Rule 18f-3.(6)

     11.  Opinion and consent of Robert M. Zakem, Esq.(6)

     12. (a) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Small Cap Growth Fund of the North American Funds and the SunAmerica Small-Cap Growth Portfolio of SunAmerica Style Select Series.(6)

          (b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Mid Cap Value Fund of North American Funds and the SunAmerica Multi-Cap Value Portfolio of the SunAmerica Style Select Series.(6)

     13. (a) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.(5)

          (b) Service Agreement between the Registrant and SunAmerica Fund Services, Inc.(5)

     14.  (a)  Auditor's consent for the Registrant.(6)

          (b)  Auditor's consent for the North American Funds.(6)

     15.  Not applicable.

     16.  Power of Attorney.(6)

     17. (a) Prospectus, dated September [20], 2001 of SunAmerica Style Select Series (Class A shares, Class B shares, Class II shares, Institutional Class I shares and Class Z shares).(7)

          (b) Prospectus dated March 1, 2001 of North American Funds (Class A shares, Class B shares and Class C shares).(8)

          (c) Prospectus dated March 1, 2001 of North American Funds (Institutional Class I shares).(8)

          (d) Statement of Additional Information, dated September [20], 2001 of SunAmerica Style Select Series.(7)

          (e) Statement of Additional Information dated March 1, 2001 of North American Funds.(8)

          (f) Semi-Annual Report to Shareholders of SunAmerica Multi-Cap Value Portfolio for the six-month period ended April 30, 2001.(9)

          (g) Semi-Annual Report to Shareholders of North American Funds for the six-month period ended April 30, 2001.(10)

          (h) Annual Report to Shareholders of SunAmerica Multi-Cap Value Portfolio for the year ended October 31, 2000.(11)

          (i) Annual Report to Shareholders of North American Funds for the year ended October 31, 2000.(12)

          (j)  President's Letter.(6)

          (k)  Q&A.(6)

          (l)  Form of Proxy Cards.*

* Filed herewith

(1) Previously filed with the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on August 30, 1996, and incorporated herein by this reference.

(2) Previously filed with Post Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.

(3) Previously filed with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 26, 1999, and incorporated herein by this reference.

(4) Previously filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999, and incorporated herein by this reference.

(5) Previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-11283) on November 14, 1996, and incorporated herein by this reference.

(6)  To be filed by amendment.

(7) Previously filed with Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on September [20], 2001, and incorporated herein by this reference.

(8) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 333-27958) on March 1, 2001, and incorporated herein by this reference.

(9) Previously filed on Form N-30D of SunAmerica Style Select Series (File No. 811-07797) on July 2, 2001, and incorporated herein by this reference.

(10) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on July 3, 2001, and incorporated herein by this reference.

(11) Previously filed on Form N-30D of SunAmerica Style Select Series (File No. 811-07797) on January 8, 2001, and incorporated herein by this reference.

(12) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on January 17, 2001, and incorporated herein by this reference.

ITEM 17.  UNDERTAKINGS.

     (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinions of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 16th day of August, 2001.

                                        SUNAMERICA STYLE SELECT SERIES, INC.
                                        (Registrant)

                                        By: /s/ Peter A. Harbeck
                                             ____________________
                                             Peter A. Harbeck,
                                             President and Director

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signatures                                      Title                                     Date
     ----------                                      -----                                     ----
/s/ Peter A. Harbeck
____________________         President and Director (Principal Executive Officer)         August 16, 2001
Peter A. Harbeck


/s/ Peter C. Sutton
____________________        Treasurer (Principal Financial and Accounting Officer)        August 16, 2001
Peter C. Sutton



________________________    Director
S. James Coppersmith

/s/ Samuel M. Eisenstat
_______________________     Director                                                      August 16, 2001
Samuel M. Eisenstat


/s/ Stephen J. Gutman
_____________________       Director                                                      August 16, 2001
Stephen J. Gutman

/s/ Sebastiano Sterpa
_____________________       Director                                                      August 16, 2001
Sebastiano Sterpa

                                 EXHIBIT INDEX

Exhibit No.
-----------

17.  (l) Form of Proxy Cards.